                             File Numbers    2-97564
                                           811-4294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Post-Effective Amendment Number     X           30

                                                    -------      ------

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment Number            X           169

                                                     -------      ------

                             VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                                Dwayne C. Radel
                           Senior Vice President and
                                General Counsel
                       Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098
                   (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box) [_] immediately upon filing pursuant to paragraph (b)

[X]  on April 30, 2010 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(i)
[_]  on (date) pursuant to paragraph (a)(i)
[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                     VARIABLE ANNUITY CONTRACT PROSPECTUS
        FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                 OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141

                         https://www.minnesotalife.com


This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

..   Advantus Series Fund, Inc.
  .   Bond Portfolio -- Class 2 Shares
  .   Index 400 Mid-Cap Portfolio -- Class 2 Shares
  .   Index 500 Portfolio -- Class 2 Shares
  .   International Bond Portfolio -- Class 2 Shares
  .   Money Market Portfolio
  .   Mortgage Securities Portfolio -- Class 2 Shares
  .   Real Estate Securities Portfolio -- Class 2 Shares
..   Credit Suisse Trust

  . International Equity Flex III Portfolio (formerly known as International Equity Flex II Portfolio)

..   Fidelity(R) Variable Insurance Products Funds
  .   Contrafund(R) Portfolio -- Service Class 2 Shares
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
  .   Templeton Developing Markets Securities Fund -- Class 2 Shares

..   Ivy Funds Variable Insurance Portfolios

  .   Ivy Funds VIP Asset Strategy
  .   Ivy Funds VIP Balanced
  .   Ivy Funds VIP Core Equity
  .   Ivy Funds VIP Growth

  .   Ivy Funds VIP International Core Equity

  .   Ivy Funds VIP International Growth


  .   Ivy Funds VIP Micro Cap Growth
  .   Ivy Funds VIP Science and Technology
  .   Ivy Funds VIP Small Cap Growth
  .   Ivy Funds VIP Small Cap Value
  .   Ivy Funds VIP Value
..   Janus Aspen Series
  .   Forty Portfolio -- Service Shares

  .   Overseas Portfolio -- Service Shares

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                   OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
April 30, 2010

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

        SPECIAL TERMS                                                 1

        HOW TO CONTACT US
                                                                      2

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      3

        EXPENSE TABLE
                                                                      6

        GENERAL DESCRIPTIONS
                                                                     10
              Minnesota Life Insurance Company                       10
              Variable Annuity Account                               10
              The Funds                                              10
              Additions, Deletions or Substitutions                  12
              Compensation Paid for the Sale of Contracts            13
              Payments Made by Underlying Mutual Funds               15

        CONTRACT CHARGES
                                                                     16
              Sales Charges                                          16
              Mortality and Expense Risk Charges                     17
              Premium Taxes                                          17

        VOTING RIGHTS
                                                                     17

        DESCRIPTION OF THE CONTRACTS
                                                                     18
              General Provisions                                     18
              Annuity Payments and Options                           20
              Death Benefits                                         24
              Purchase Payments and Value of the Contract            25
              Redemptions                                            29
              General Account                                        30

        FEDERAL TAX STATUS
                                                                     31

        PERFORMANCE DATA
                                                                     37

        RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
                                                                     38

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     38

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.


FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.


GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts paid to us under your contract.

SEPARATE ACCOUNT:  see definition of Variable Annuity Account.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

HOW TO CONTACT US

At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

    .   Account values

    .   Variable Investment Performance

    .   Interest rates (when applicable)

    .   Service forms

    .   Beneficiary information


    . Transactions to transfer among investment options or change your allocation percentage


    .   Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE


..   Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The automated service line provides around-the-clock access to:


    .   Account Values

    .   Unit Values

    .   Interest Rates

..   Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time, during normal business days.

BY MAIL

..   For contributions sent by regular mail:

  Minnesota Life
  Annuity Services
  P.O. Box 64628
  St. Paul, MN 55164-0628

..   All other service requests, inquiries and overnight express mail should be sent to:

  Annuity Services A3-9999
  400 Robert Street North
  St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

The available Portfolios of the Advantus Series Fund Inc. are:

     Bond Portfolio -- Class 2 Shares
     Index 400 Mid-Cap Portfolio -- Class 2 Shares
     Index 500 Portfolio -- Class 2 Shares
     International Bond Portfolio -- Class 2 Shares
     Money Market Portfolio
     Mortgage Securities Portfolio -- Class 2 Shares
     Real Estate Securities Portfolio -- Class 2 Shares

The Variable Annuity Account also invests in:

..   Credit Suisse Trust

  .   International Equity Flex III Portfolio

..   Fidelity(R) Variable Insurance Products Funds
  .   Contrafund(R) Portfolio -- Service Class 2 Shares
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
  .   Templeton Developing Markets Securities Fund -- Class 2 Shares

..   Ivy Funds Variable Insurance Portfolios

  .   Ivy Funds VIP Asset Strategy
  .   Ivy Funds VIP Balanced
  .   Ivy Funds VIP Core Equity
  .   Ivy Funds VIP Growth

  .   Ivy Funds VIP International Core Equity

  .   Ivy Funds VIP International Growth


  .   Ivy Funds VIP Micro Cap Growth
  .   Ivy Funds VIP Science and Technology
  .   Ivy Funds VIP Small Cap Growth
  .   Ivy Funds VIP Small Cap Value
  .   Ivy Funds VIP Value
..   Janus Aspen Series
  .   Forty Portfolio -- Service Shares
  .   Overseas Portfolio -- Service Shares

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.49% to 2.20% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  6% decreasing uniformly by .05% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  9% decreasing uniformly by .075% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

*Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                          MINIMUM  MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        -------- --------
(expenses that are deducted from portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)       0.49%    2.20%

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

MULTIOPTION SINGLE
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $860  $1,511  $2,176   $3,906   $367  $1,117  $1,888   $3,906
MINIMUM PORTFOLIO EXPENSES   $678  $  963  $1,259   $2,048   $177  $  547  $  942   $2,048


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $874  $1,552  $2,244   $4,036   $382  $1,161  $1,958   $4,036
MINIMUM PORTFOLIO EXPENSES   $693  $1,007  $1,334   $2,208   $192  $  593  $1,020   $2,208

MULTIOPTION FLEX
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,106 $1,708  $2,321   $3,906   $367  $1,117  $1,888   $3,906
MINIMUM PORTFOLIO EXPENSES  $  929 $1,171  $1,418   $2,048   $177  $  547  $  942   $2,048


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,120 $1,748  $2,388   $4,036   $382  $1,161  $1,958   $4,036
MINIMUM PORTFOLIO EXPENSES  $  943 $1,215  $1,492   $2,208   $192  $  593  $1,020   $2,208


The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    .   a life annuity;

    . a life annuity with a period certain of 120 months, 180 months or 240 months;

    .   a joint and last survivor annuity; and

    .   a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                              INVESTMENT                    INVESTMENT
                 FUND/PORTFOLIO                                 ADVISER                     SUB-ADVISER
                 --------------                                 -------                     -----------
ADVANTUS SERIES FUND, INC.:
Bond Portfolio - Class 2 Shares                    Advantus Capital Management, Inc.
Index 400 Mid-Cap Portfolio - Class 2 Shares       Advantus Capital Management, Inc.
Index 500 Portfolio - Class 2 Shares               Advantus Capital Management, Inc.
International Bond Portfolio - Class 2 Shares      Advantus Capital Management, Inc.  Franklin Advisers, Inc.
Money Market Portfolio*                            Advantus Capital Management, Inc.
Mortgage Securities Portfolio - Class 2 Shares     Advantus Capital Management, Inc.
Real Estate Securities Portfolio - Class 2 Shares  Advantus Capital Management, Inc.

                                                                    INVESTMENT                            INVESTMENT
                   FUND/PORTFOLIO                                    ADVISER                             SUB-ADVISER
                   --------------                                    -------                             -----------
CREDIT SUISSE TRUST:
International Equity Flex III Portfolio               Credit Suisse Asset Management, LLC     Credit Suisse Asset Management
                                                                                              Limited (London)
                                                                                              Credit Suisse Asset Management
                                                                                              Limited (Australia)
                                                                                              Credit Suisse Asset Management
                                                                                              Limited (Japan)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:
Contrafund(R) Portfolio - Service Class 2 Shares      Fidelity Management & Research Company  FMR Co., Inc.
                                                                                              Fidelity Management & Research
                                                                                              (U.K.) Inc.
                                                                                              Fidelity Research & Analysis
                                                                                              Company
                                                                                              Fidelity Investments Japan Limited
                                                                                              Fidelity International Investment
                                                                                              Advisors
                                                                                              Fidelity International Investment
                                                                                              Advisors (U.K.) Limited
Equity-Income Portfolio - Service Class 2 Shares      Fidelity Management & Research Company  FMR Co., Inc.
                                                                                              Fidelity Management & Research
                                                                                              (U.K.) Inc.
                                                                                              Fidelity Research & Analysis
                                                                                              Company
                                                                                              Fidelity Investments Japan Limited
                                                                                              Fidelity International Investment
                                                                                              Advisors
                                                                                              Fidelity International Investment
                                                                                              Advisors (U.K.) Limited
Mid Cap Portfolio - Service Class 2 Shares            Fidelity Management & Research Company  FMR Co., Inc.
                                                                                              Fidelity Management & Research
                                                                                              (U.K.) Inc.
                                                                                              Fidelity Research & Analysis
                                                                                              Company
                                                                                              Fidelity Investments Japan Limited
                                                                                              Fidelity International Investment
                                                                                              Advisors
                                                                                              Fidelity International Investment
                                                                                              Advisors (U.K.) Limited
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Small-Mid Cap Growth Securities Fund -       Franklin Advisers, Inc.
Class 2 Shares
Templeton Developing Markets Securities Fund - Class  Templeton Asset Management Ltd.
2 Shares
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Ivy Funds VIP Asset Strategy                          Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Balanced                                Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Core Equity                             Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Growth                                  Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP International Core Equity               Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP International Growth                    Waddell & Reed Investment Management
                                                      Company

                                                                   INVESTMENT                     INVESTMENT
                   FUND/PORTFOLIO                                   ADVISER                      SUB-ADVISER
                   --------------                                   -------                      -----------
Ivy Funds VIP Micro Cap Growth                        Waddell & Reed Investment Management  Wall Street Associates
                                                      Company
Ivy Funds VIP Science and Technology                  Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Small Cap Growth                        Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Small Cap Value                         Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Value                                   Waddell & Reed Investment Management
                                                      Company
JANUS ASPEN SERIES:
Forty Portfolio - Service Shares                      Janus Capital Management LLC
Overseas Portfolio - Service Shares                   Janus Capital Management LLC


*Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may become extremely low and possibly negative.


D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

E. COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:
    Securian Financial Services, Inc.
    CRI Securities, LLC
    H.Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.


      ADDITIONAL PAYMENT TYPE                    DESCRIPTION OR EXAMPLES OF PAYMENT
------------------------------------------------------------------------------------------------
Payments for Access or Visibility    Access to registered representatives and/or broker dealers such as one-on-one wholesaler visits or attendance at
                                     national/regional sales meetings or similar events;
                                     inclusion of our products on a broker-dealer's "preferred
                                     list"; participation in or visibility at national and/or
                                     regional conferences; articles in broker-dealer or similar publications promoting our services or products
------------------------------------------------------------------------------------------------
Payments for Gifts & Entertainment   Occasional meals and/or entertainment, tickets to
                                     sporting/other events, and other gifts.
------------------------------------------------------------------------------------------------
Payments for Marketing Support       Joint marketing campaigns, broker-dealer event
                                     participation/advertising; sponsorship of broker-dealer
                                     sales contests or promotions in which participants
                                     (including registered representatives) receive prizes
                                     such as travel, awards, merchandise or other recognition
------------------------------------------------------------------------------------------------
Payments for Technical Type Support  Sales support through the provision of hardware, software, or links to our websites from broker-dealer
                                     websites and other expense allowance or reimbursement
------------------------------------------------------------------------------------------------
Payments for Training                Educational, due diligence, sales or training seminars,
                                     conferences and programs, sales and service desk
                                     training, and/or client or prospect seminar sponsorships.
------------------------------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 4.75% of purchase payments (i.e., base commission plus additional payments). A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based on their production or persistency. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

F. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                                     DEFERRED SALES CHARGE
                               --------------------------------
                               FLEXIBLE PAYMENT  SINGLE PAYMENT
                BEGINNING OF   VARIABLE ANNUITY VARIABLE ANNUITY
                CONTRACT YEAR      CONTRACT         CONTRACT
                -------------  ---------------- ----------------
                      1              9.0%             6.0%
                      2              8.1              5.4
                      3              7.2              4.8
                      4              6.3              4.2
                      5              5.4              3.6
                      6              4.5              3.0
                      7              3.6              2.4
                      8              2.7              1.8
                      9              1.8              1.2
                     10              0.9              0.6
                     11                0                0

No deferred sales charge is deducted from the accumulation value withdrawn if:

    . the withdrawal occurs after a contract has been in force for at least ten contract years,

    . withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    .   the withdrawal is on account of the annuitant's death, or

    . the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

    . the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

    . for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

   (a) Single Payment Variable Annuity Contract

       This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

   (b) Flexible Payment Variable Annuity Contract

       This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

   . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

   . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both:
(a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

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7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. You may also wish to consult with your tax advisor in the event you choose a partial annuitization as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

    .   the 85th birthday of the annuitant, or

    .   five years after the date of issue of the contract.

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Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

3. Optional Annuity Forms

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and

                                                                        PAGE 21

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the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Calculation of Your First Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

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

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

                                                                        PAGE 23

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There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

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

The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    .   when payments must begin, and

    .   the time of distribution in the event of that spouse's death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

                                                                        PAGE 25

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If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    . days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    . days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and,

    . customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To

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the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.


We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, long-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.


During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.


One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).


Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer

                                                                        PAGE 27

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amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

    .   the dollar amount of the transfer(s);

    . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

    . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

    .   the number of transfers in the previous calendar quarter;

    . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the

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future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

4. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    . the value of an accumulation unit on the immediately preceding valuation date by

    . the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    . the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. However we have procedures designed to provide reasonable assurance that such authorizations are genuine. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    .   the accumulation value of the contract, or

    .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

F. GENERAL ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. It is also important to consider that current federal law does not recognize same-sex marriages, civil unions or domestic partnerships which may be recognized under the laws of certain states. This means that the tax treatment available to opposite-sex spouses may not be available to same-sex partners. You should consult your tax advisor about these issues if you are in a same-sex marriage, civil union or domestic partnership.


There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.


This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends, received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Series Fund is an affiliate of ours, we do not control Advantus Series Fund or the investments of its portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    .   where the taxpayer is 59 1/2 or older,

    .   where payment is made on account of the taxpayer's disability, or

    .   where payment is made by reason of the death of the owner, and

    .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    .   contributions in excess of specified limits;

    .   distributions prior to age 59 1/2 (subject to certain exceptions);

    . distributions that do not conform to specified minimum distribution rules; and

    .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    . one of a series of substantially equal annual (or more frequent) payments made:

       .  over the life or life expectancy of the employee,

       . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       .  for a specified period of ten years or more;

    .   a required minimum distribution;

    .   a hardship distribution; or

    .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon:
(1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
         General Information and History
         Distribution of Contracts
         Performance
         Independent Registered Public Accounting Firm
         Registration Statement
         Financial Statements

RULE 12H-7 REPRESENTATION:


Minnesota Life, as depositor of the Variable Annuity Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.

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                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION

   The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.


                                                                                                YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------------
                                                    2009       2008       2007       2006       2005       2004        2003
                                                 ---------- ---------- ---------- ---------- ---------- ---------- ----------
Advantus Bond Sub-Account:
 Unit value at beginning of period..............      $2.94      $3.44      $3.41      $3.29      $3.26      $3.14      $3.02
 Unit value at end of period....................      $3.35      $2.94      $3.44      $3.41      $3.29      $3.26      $3.14
 Number of units outstanding at end of period...  9,766,503 11,255,977 14,599,496 17,493,074 21,740,309 26,314,577 31,500,936
Advantus Index 400 Mid-Cap Sub-Account:
 Unit value at beginning of period..............      $1.50      $2.40      $2.26      $2.08      $1.88      $1.65      $1.24
 Unit value at end of period....................      $2.02      $1.50      $2.40      $2.26      $2.08      $1.88      $1.65
 Number of units outstanding at end of period...  3,283,363  4,095,324  5,249,690  6,298,909  7,570,142  8,376,947  9,316,813
Advantus Index 500 Sub-Account:
 Unit value at beginning of period..............      $3.54      $5.70      $5.50      $4.83      $4.69      $4.30      $3.40
 Unit value at end of period....................      $4.40      $3.54      $5.70      $5.50      $4.83      $4.69      $4.30
 Number of units outstanding at end of period... 10,164,447 12,178,353 15,819,156 19,059,217 24,093,348 29,734,820 34,644,449
Advantus International Bond Sub-Account:
 Unit value at beginning of period..............      $1.59      $1.54      $1.43      $1.39      $1.54      $1.40      $1.18
 Unit value at end of period....................      $1.84      $1.59      $1.54      $1.43      $1.39      $1.54      $1.40
 Number of units outstanding at end of period... 13,652,589 14,575,070 15,287,851 15,794,277 23,825,177 24,719,443 30,393,725
Advantus Money Market Sub-Account:
 Unit value at beginning of period..............      $2.01      $2.00      $1.93      $1.88      $1.85      $1.86      $1.87
 Unit value at end of period....................      $1.99      $2.01      $2.00      $1.93      $1.88      $1.85      $1.86
 Number of units outstanding at end of period...  8,282,109 12,790,007  8,963,339  7,728,496  7,340,031  8,769,533 13,082,909
Advantus Mortgage Securities Sub-Account:
 Unit value at beginning of period..............      $2.91      $3.39      $3.33      $3.20      $3.15      $3.04      $2.96
 Unit value at end of period....................      $3.11      $2.91      $3.39      $3.33      $3.20      $3.15      $3.04
 Number of units outstanding at end of period...  7,257,006  9,224,914 12,978,527 16,383,997 21,167,115 25,911,090 32,068,955
Advantus Real Estate Securities Sub-Account:
 Unit value at beginning of period..............      $1.62      $2.57      $3.09      $2.39      $2.18      $1.63      $1.16
 Unit value at end of period....................      $1.99      $1.62      $2.57      $3.09      $2.39      $2.18      $1.63
 Number of units outstanding at end of period...  2,949,093  3,952,832  5,220,389  8,131,024  9,650,680 11,138,606 15,847,833
Credit Suisse International Equity Flex III
 Sub-Account (l) (r) (t):
 Unit value at beginning of period..............      $0.37      $0.71      $0.75      $0.67      $0.58      $0.50      $0.34
 Unit value at end of period....................      $0.49      $0.37      $0.71      $0.75      $0.67      $0.58      $0.50
 Number of units outstanding at end of period...    747,009    833,296  1,385,500  1,769,787  2,383,495  2,240,974  1,993,007
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period..............      $0.87      $1.53      $1.32      $1.20      $1.04      $0.92      $0.73
 Unit value at end of period....................      $1.16      $0.87      $1.53      $1.32      $1.20      $1.04      $0.92
 Number of units outstanding at end of period...  7,482,903  9,932,200 13,607,220 16,685,224 17,948,520 16,418,281 15,852,590
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period..............      $0.85      $1.50      $1.50      $1.27      $1.21      $1.10      $0.86
 Unit value at end of period....................      $1.09      $0.85      $1.50      $1.50      $1.27      $1.21      $1.10
 Number of units outstanding at end of period...  8,227,888 10,527,051 12,951,707 15,136,056 16,208,622 16,857,694 16,301,068
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period..............      $1.55      $2.60      $2.28      $2.05      $1.76      $1.43      $1.05
 Unit value at end of period....................      $2.14      $1.55      $2.60      $2.28      $2.05      $1.76      $1.43
 Number of units outstanding at end of period...  4,143,603  5,106,993  7,017,770  8,356,830  9,739,365  9,744,607  9,250,197
Franklin Small-Mid Cap Growth Securities
 Sub-Account (m):
 Unit value at beginning of period..............      $0.49      $0.86      $0.79      $0.73      $0.71      $0.64      $0.47
 Unit value at end of period....................      $0.70      $0.49      $0.86      $0.79      $0.73      $0.71      $0.64
 Number of units outstanding at end of period...  3,137,770  3,654,633  4,518,203  5,471,454  7,153,085  8,237,533  7,968,019
Ivy Funds VIP Asset Strategy Sub-Account (q):
 Unit value at beginning of period..............      $1.80      $2.45      $1.72      $1.45      $1.18      $1.06      $1.00(k)
 Unit value at end of period....................      $1.50      $1.80      $2.45      $1.72      $1.45      $1.18      $1.06
 Number of units outstanding at end of period...    688,819  7,643,149  8,770,222  8,417,941  4,847,507    685,715    230,521
Ivy Funds VIP Balanced Sub-Account (q):
 Unit value at beginning of period..............      $3.89      $4.99      $4.44      $4.05      $3.90      $3.63      $3.03(d)
 Unit value at end of period....................      $4.35      $3.89      $4.99      $4.44      $4.05      $3.90      $3.63
 Number of units outstanding at end of period... 16,625,563 20,137,467 24,858,287 30,601,444 39,037,319 49,928,741 60,739,876
Ivy Funds VIP Core Equity Sub-Account (q):
 Unit value at beginning of period..............      $0.86      $1.34      $1.19      $1.03      $0.96      $0.88      $0.74(i)
 Unit value at end of period....................      $1.06      $0.86      $1.34      $1.19      $1.03      $0.96      $0.88
 Number of units outstanding at end of period...  2,136,330  2,811,607  3,730,172  4,638,016  5,565,945  6,761,633  8,885,955



                                                 -----------------------------------
                                                    2002       2001          2000
                                                 ---------- ----------- -----------
Advantus Bond Sub-Account:
 Unit value at beginning of period..............      $2.77       $2.60       $2.38
 Unit value at end of period....................      $3.02       $2.77       $2.60
 Number of units outstanding at end of period... 37,230,407  40,325,182  40,948,594
Advantus Index 400 Mid-Cap Sub-Account:
 Unit value at beginning of period..............      $1.48       $1.51       $1.32
 Unit value at end of period....................      $1.24       $1.48       $1.51
 Number of units outstanding at end of period...  9,829,862  10,851,086  11,875,613
Advantus Index 500 Sub-Account:
 Unit value at beginning of period..............      $4.43       $5.12       $5.72
 Unit value at end of period....................      $3.40       $4.43       $5.12
 Number of units outstanding at end of period... 39,859,218  48,729,709  57,419,887
Advantus International Bond Sub-Account:
 Unit value at beginning of period..............      $1.02       $1.04       $1.04
 Unit value at end of period....................      $1.18       $1.02       $1.04
 Number of units outstanding at end of period... 29,880,550  29,537,291  29,794,509
Advantus Money Market Sub-Account:
 Unit value at beginning of period..............      $1.87       $1.83       $1.75
 Unit value at end of period....................      $1.87       $1.87       $1.83
 Number of units outstanding at end of period... 23,520,577  26,755,160  20,332,821
Advantus Mortgage Securities Sub-Account:
 Unit value at beginning of period..............      $2.73       $2.54       $2.30
 Unit value at end of period....................      $2.96       $2.73       $2.54
 Number of units outstanding at end of period... 39,498,771  38,356,257  35,322,437
Advantus Real Estate Securities Sub-Account:
 Unit value at beginning of period..............      $1.10       $1.01       $0.81
 Unit value at end of period....................      $1.16       $1.10       $1.01
 Number of units outstanding at end of period... 15,045,825   8,728,831   7,203,711
Credit Suisse International Equity Flex III
 Sub-Account (l) (r) (t):
 Unit value at beginning of period..............      $0.53       $0.75       $1.00(b)
 Unit value at end of period....................      $0.34       $0.53       $0.75
 Number of units outstanding at end of period...    539,460     600,306     311,865
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period..............      $0.81       $0.94       $1.00(a)
 Unit value at end of period....................      $0.73       $0.81       $0.94
 Number of units outstanding at end of period... 14,411,699  14,483,654  13,258,550
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period..............      $1.05       $1.12       $1.00(a)
 Unit value at end of period....................      $0.86       $1.05       $1.12
 Number of units outstanding at end of period... 15,262,258  13,208,284   5,449,241
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period..............      $1.18       $1.24       $1.00(a)
 Unit value at end of period....................      $1.05       $1.18       $1.24
 Number of units outstanding at end of period... 10,290,367 107,741,179  11,054,158
Franklin Small-Mid Cap Growth Securities
 Sub-Account (m):
 Unit value at beginning of period..............      $0.67       $0.81       $1.00(b)
 Unit value at end of period....................      $0.47       $0.67       $0.81
 Number of units outstanding at end of period...  6,545,819   4,241,954   1,286,165
Ivy Funds VIP Asset Strategy Sub-Account (q):
 Unit value at beginning of period..............
 Unit value at end of period....................
 Number of units outstanding at end of period...
Ivy Funds VIP Balanced Sub-Account (q):
 Unit value at beginning of period..............      $3.37       $4.00       $4.51
 Unit value at end of period....................      $3.03       $3.37       $4.00
 Number of units outstanding at end of period... 71,248,366  89,702,593 110,523,979
Ivy Funds VIP Core Equity Sub-Account (q):
 Unit value at beginning of period..............      $1.03       $1.14       $1.24
 Unit value at end of period....................      $0.74       $1.03       $1.14
 Number of units outstanding at end of period... 11,273,121  12,894,074  15,947,454


                                                        -------------------------------------------
                                                           2009       2008       2007       2006
                                                        ---------- ---------- ---------- ----------
Ivy Funds VIP Growth Sub-Account (q):
 Unit value at beginning of period.....................      $3.15      $5.00      $4.03      $3.88
 Unit value at end of period...........................      $3.95      $3.15      $5.00      $4.03
 Number of units outstanding at end of period.......... 13,496,167 16,111,769 19,504,943 24,572,766
Ivy Funds VIP International Core Equity Sub-Account
 (p)(q)(u):
 Unit value at beginning of period.....................      $2.61      $4.58      $4.22      $3.30
 Unit value at end of period...........................      $3.53      $2.61      $4.58      $4.22
 Number of units outstanding at end of period.......... 14,099,654 17,243,507 22,160,089 27,393,763
Ivy Funds VIP International Growth Sub-Account (o)(q):
 Unit value at beginning of period.....................      $1.19      $2.09      $1.74      $1.46
 Unit value at end of period...........................      $1.77      $1.19      $2.09      $1.74
 Number of units outstanding at end of period..........  1,091,210    900,834  1,105,956  1,136,384
Ivy Funds VIP Micro Cap Growth Sub-Account (q):
 Unit value at beginning of period.....................      $1.13      $2.20      $2.10      $1.89
 Unit value at end of period...........................      $1.58      $1.13      $2.20      $2.10
 Number of units outstanding at end of period..........  1,608,285  2,082,632  3,028,759  3,928,390
Ivy Funds VIP Science and Technology Sub-Account (q):
 Unit value at beginning of period.....................      $1.25      $1.91      $1.56      $1.46
 Unit value at end of period...........................      $2.22      $1.25      $1.91      $1.56
 Number of units outstanding at end of period..........  6,733,198  1,080,737  1,329,231  1,116,693
Ivy Funds VIP Small Cap Growth Sub-Account (q):
 Unit value at beginning of period.....................      $1.64      $2.72      $2.43      $2.34
 Unit value at end of period...........................      $2.18      $1.64      $2.72      $2.43
 Number of units outstanding at end of period.......... 10,450,974 12,520,650 15,902,476 20,321,069
Ivy Funds VIP Small Cap Value Sub-Account (q):
 Unit value at beginning of period.....................      $1.42      $1.95      $2.06      $1.78
 Unit value at end of period...........................      $1.81      $1.42      $1.95      $2.06
 Number of units outstanding at end of period..........  3,966,321  5,046,842  6,950,933  8,574,690
Ivy Funds VIP Value Sub-Account (q):
 Unit value at beginning of period.....................      $1.69      $2.59      $2.57      $2.23
 Unit value at end of period...........................      $2.12      $1.69      $2.59      $2.57
 Number of units outstanding at end of period..........  9,616,975 11,449,689 14,743,188 18,269,682
Janus Aspen Forty Sub-Account (n):
 Unit value at beginning of period.....................      $0.64      $1.16      $0.86      $0.80
 Unit value at end of period...........................      $0.92      $0.64      $1.16      $0.86
 Number of units outstanding at end of period..........  7,421,860  8,458,024  9,733,429 11,070,560
Janus Aspen Overseas Sub-Account (s):
 Unit value at beginning of period.....................      $0.80      $1.69      $1.34      $0.93
 Unit value at end of period...........................      $1.41      $0.80      $1.69      $1.34
 Number of units outstanding at end of period..........  6,649,269  7,483,626 10,371,926 11,150,870
Templeton Developing Markets Securities Sub-Account:
 Unit value at beginning of period.....................      $0.87      $1.85      $1.46      $1.15
 Unit value at end of period...........................      $1.48      $0.87      $1.85      $1.46
 Number of units outstanding at end of period..........  4,708,458  5,487,853  7,440,021  8,887,168


                                                         YEAR ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                           2005       2004       2003        2002       2001       2000
                                                        ---------- ---------- ----------  ---------- ---------- ----------
Ivy Funds VIP Growth Sub-Account (q):
 Unit value at beginning of period.....................      $3.53      $3.46    $2.79(c)      $3.80      $5.11      $6.62
 Unit value at end of period...........................      $3.88      $3.53      $3.46       $2.79      $3.80      $5.11
 Number of units outstanding at end of period.......... 31,140,736 39,424,396 47,574,534  29,733,041 36,996,585 44,741,308
Ivy Funds VIP International Core Equity Sub-Account
 (p)(q)(u):
 Unit value at beginning of period.....................      $3.01      $2.48    $1.71(e)      $2.11      $2.40      $2.41
 Unit value at end of period...........................      $3.30      $3.01      $2.48       $1.71      $2.11      $2.40
 Number of units outstanding at end of period.......... 33,884,157 40,145,110 47,173,942  54,695,784 66,295,954 78,843,583
Ivy Funds VIP International Growth Sub-Account (o)(q):
 Unit value at beginning of period.....................      $1.27      $1.13    $1.00(k)
 Unit value at end of period...........................      $1.46      $1.27      $1.13
 Number of units outstanding at end of period..........    636,766    344,362    145,526
Ivy Funds VIP Micro Cap Growth Sub-Account (q):
 Unit value at beginning of period.....................      $1.58      $1.46    $0.96(j)      $1.72      $1.96      $2.51
 Unit value at end of period...........................      $1.89      $1.58      $1.46       $0.96      $1.72      $1.96
 Number of units outstanding at end of period..........  4,948,903  6,050,318 11,110,175  11,390,883 13,868,152 16,303,716
Ivy Funds VIP Science and Technology Sub-Account (q):
 Unit value at beginning of period.....................      $1.26      $1.10    $1.00(k)
 Unit value at end of period...........................      $1.46      $1.26      $1.10
 Number of units outstanding at end of period..........  1,085,467    642,359    117,160
Ivy Funds VIP Small Cap Growth Sub-Account (q):
 Unit value at beginning of period.....................      $2.10      $1.86    $1.27(f)      $1.89      $2.24      $2.56
 Unit value at end of period...........................      $2.34      $2.10      $1.86       $1.27      $1.89      $2.24
 Number of units outstanding at end of period.......... 25,369,865 30,436,113 36,342,986  41,052,342 49,424,891 58,341,477
Ivy Funds VIP Small Cap Value Sub-Account (q):
 Unit value at beginning of period.....................      $1.73      $1.53    $1.03(h)      $1.31      $1.15      $0.91
 Unit value at end of period...........................      $1.78      $1.73      $1.53       $1.03      $1.31      $1.15
 Number of units outstanding at end of period.......... 10,579,795 13,253,051 13,823,122  15,362,697 14,970,572 11,880,948
Ivy Funds VIP Value Sub-Account (q):
 Unit value at beginning of period.....................      $2.16      $1.91    $1.52(g)      $1.82      $2.06      $2.12
 Unit value at end of period...........................      $2.23      $2.16      $1.91       $1.52      $1.82      $2.06
 Number of units outstanding at end of period.......... 23,006,867 27,037,872 31,229,061  35,990,765 42,367,064 48,857,170
Janus Aspen Forty Sub-Account (n):
 Unit value at beginning of period.....................      $0.72      $0.61      $0.52       $0.62      $0.81    $1.00(a)
 Unit value at end of period...........................      $0.80      $0.72      $0.61       $0.52      $0.62      $0.81
 Number of units outstanding at end of period.......... 12,825,890 12,257,256 14,084,365  18,051,004 22,757,280 24,908,603
Janus Aspen Overseas Sub-Account (s):
 Unit value at beginning of period.....................      $0.71      $0.61      $0.46       $0.62      $0.82    $1.00(a)
 Unit value at end of period...........................      $0.93      $0.71      $0.61       $0.46      $0.62      $0.82
 Number of units outstanding at end of period..........  9,515,373  9,935,669 12,000,511  15,315,676 18,316,427 18,557,868
Templeton Developing Markets Securities Sub-Account:
 Unit value at beginning of period.....................      $0.92      $0.74      $0.49       $0.50      $0.55      $0.82
 Unit value at end of period...........................      $1.15      $0.92      $0.74       $0.49      $0.50      $0.55
 Number of units outstanding at end of period..........  9,160,472  8,709,295  9,358,940   9,742,944 10,821,061 12,282,847



(a)Period from February 1, 2000, commencement of operations to December 31,
   2000.
(b)Period from August 1, 2000, commencement of operations to December 31, 2000.
(c)Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Growth Portfolio.
(d)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.
(e)Prior to September 22, 2003 the sub-account invested in Advantus Series Fund International Stock Portfolio.
(f)Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.
(g)Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Value Stock Portfolio.
(h)Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Value Portfolio.
(i)Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Core Equity Portfolio.
(j)Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.
(k)Period from September 22, 2003, commencement of operations, to December 31, 2003.
(l)Prior to May 1, 2005, the sub-account was known as Credit Suisse Trust Global Post-Venture Capital Portfolio.
(m)Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.
(n)Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.
(o)Prior to May 1, 2005, the sub-account was known as W&R Target International Portfolio.
(p)Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.
(q)W&R Target Funds, Inc. changed to Ivy Funds Variable Insurance Portfolios effective July 31, 2008.
(r)Prior to May 1, 2009, the sub-account was know as Credit Suisse Global Small Cap Portfolio.
(s)Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.
(t)Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse International Flex III Portfolio effective December 15, 2009.
(u)Ivy Funds VIP International Value name changed to Ivy Funds VIP International Core Equity effective April 30, 2010.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.83% and 10.00%.

For illustration purposes, an average annual expense equal to 2.33% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.33% includes: 1.25% for mortality and expense risk and an average of 1.08% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                                  MULTIOPTION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.83% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL


                   Impact of Rate of Return on Monthly Income

                                   [CHART]

                0.00% Gross               6.83% Gross         10.00% Gross
     Age        (-2.33% Net)              (4.50% Net)          (7.67% Net)
    -----       ------------              -----------          -----------
     65             $631                      $631                 $631
     68              515                       631                  691
     71              421                       631                  755
     74              344                       631                  826
     77              281                       631                  904
     80              229                       631                  988
     83              187                       631                1,081
     86              153                       631                1,183
     89              125                       631                1,293
     92              102                       631                1,415
     95               83                       631                1,547
     98               68                       631                1,693

                 VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                             MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------------------------
              BEGINNING      0.00% GROSS          6.83% GROSS        10.00% GROSS
              OF YEAR    AGE (-2.33% NET)         (4.50% NET)        (7.67% NET)
              -------    --- ------------         -----------        ------------
                    1... 65      $631                $631               $  631
                    4... 68      $515                $631               $  691
                    7... 71      $421                $631               $  755
                   10... 74      $344                $631               $  826
                   13... 77      $281                $631               $  904
                   16... 80      $229                $631               $  988
                   19... 83      $187                $631               $1,081
                   22... 86      $153                $631               $1,183
                   25... 89      $125                $631               $1,293
                   28... 92      $102                $631               $1,415
                   31... 95      $ 83                $631               $1,547
                   34... 98      $ 68                $631               $1,693


If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $608.75.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008.

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in Code Section 403(b) arrangements, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2;
(2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: April 30, 2010


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contracts
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2009, 2008 and 2007 were $22,067,205, $25,216,983 and $26,840,979 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.

Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that as of December 31, 2009, we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.


Questar Capital Corp.
5701 Golden Hills Drive
Minneapolis, MN 55416




Investors Capital Corp.
230 Broadway East
Houston, TX 77042


NEXT Financial Group, Inc.
2500 Wilcrest, Suite 620
Houston, TX 77042

Capital Financial Group
11140 Rockville Pike
4th Floor
Rockville, MD 20852

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, or any non-recurring fees. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any deferred sales charges, charges for premium taxes and/or any other taxes, or any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the mortality and expense fee.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                YIELD = 2[a-b + 1)6 - 1]
                                          CD

Where a  = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' "(the Company)" and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

The audit report covering the December 31, 2009 Consolidated Financial Statements and Supplementary Schedules of the Company refers to a change in the method of accounting for other-than-temporary impairments of fixed maturity investment securities.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2009 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2009, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 9, 2010

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                                              ADVANTUS     ADVANTUS    ADVANTUS      ADVANTUS  ADVANTUS
                                      ADVANTUS    ADVANTUS      INDEX      MORTGAGE  INTERNATIONAL  INDEX 400 REAL ESTATE
                                        BOND       MONEY        500       SECURITIES     BOND        MID-CAP  SECURITIES
                                      CLASS 2      MARKET     CLASS 2      CLASS 2      CLASS 2      CLASS 2    CLASS 2
                                    ------------ ---------- ----------- ------------ ------------- ---------- -----------
               ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio Class 2,
      118,315,635 shares at
      net asset value of $1.58
      per share (cost $172,577,844) $186,789,744         --          --           --           --          --          --
   Money Market Portfolio,
      59,615,187 shares at net
      asset value of $1.00 per
      share (cost $59,613,220)                -- 59,613,220          --           --           --          --          --
   Index 500 Portfolio Class 2,
      34,426,433 shares at net
      asset value of $3.82 per
      share (cost $116,589,440)               --         -- 131,119,885           --           --          --          --
   Mortgage Securities Portfolio
      Class 2, 47,164,339 shares at
      net asset value of $1.48 per
      share (cost $65,167,070)                --         --          --   69,742,427           --          --          --
   International Bond Portfolio
      Class 2, 35,161,446 shares at
      net asset value of $1.85 per
      share (cost $48,865,776)                --         --          --           --   64,983,064          --          --
   Index 400 Mid-Cap Portfolio
      Class 2, 33,547,155 shares at
      net asset value of $1.72 per
      share (cost $55,282,248)                --         --          --           --           --  57,474,529          --
   Real Estate Securities Portfolio
      Class 2, 25,496,560 shares at
      net asset value of $1.92 per
      share (cost $52,181,272)                --         --          --           --           --          --  48,836,927
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
                                     186,789,744 59,613,220 131,119,885   69,742,427   64,983,064  57,474,529  48,836,927
Receivable from Minnesota Life for
   contract purchase payments              1,148         --          --           --           --      40,088          --
Receivable for investments sold               --      4,885       9,036       11,489          381          --       5,431
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Total assets                186,790,892 59,618,105 131,128,921   69,753,916   64,983,445  57,514,617  48,842,358
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges              --      5,117       9,165       11,702          594          --       5,687
Payable for investments purchased          2,060         --          --           --           --      40,391          --
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Total liabilities                 2,060      5,117       9,165       11,702          594      40,391       5,687
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Net assets applicable to
            Contract owners         $186,788,832 59,612,988 131,119,756   69,742,214   64,982,851  57,474,226  48,836,671
                                    ============ ========== ===========   ==========   ==========  ==========  ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     185,630,390 59,239,860  82,437,629   68,595,311   64,693,966  57,190,143  48,394,525
Contracts in annuity payment period
   (note 2)                            1,158,442    373,128  48,682,127    1,146,903      288,885     284,083     442,146
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $186,788,832 59,612,988 131,119,756   69,742,214   64,982,851  57,474,226  48,836,671
                                    ============ ========== ===========   ==========   ==========  ==========  ==========

See accompanying notes to financial statements.

                                                               SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------
                                                                                    ALLIANCE     AMERICAN
                                      AIM V.I.   AIM V.I.    AIM V.I.    AIM V.I.   BERNSTEIN    CENTURY    AMERICAN
                                       BASIC     CAPITAL       CORE     SMALL CAP INTERNATIONAL   INCOME     CENTURY
                                      BALANCED APPRECIATION   EQUITY      EQUITY      VALUE     AND GROWTH    ULTRA
                                    ---------- ------------ ----------- --------- ------------- ---------- ----------
               ASSETS
Investments in shares of the AIM
   Variable Insurance Funds:
   Balanced Fund, 149,759 shares at
      net asset value of $8.66 per
      share (cost $1,677,332)       $1,296,917          --          --         --          --           --         --
   Capital Appreciation Fund,
      265,152 shares at net asset
      value of $20.00 per share
      (cost $6,560,908)                     --   5,303,032          --         --          --           --         --
   Core Equity Fund, 21,628 shares
      at net asset value of $24.75
      per share (cost $547,267)             --          --     535,284         --          --           --         --
   Small Cap Equity Fund, 483,073
      shares at net asset value
      of $12.69 per share
      (cost $5,531,733)                     --          --          --  6,130,197          --           --         --
Investments in shares of the
   Alliance Bernstein Funds:
   Alliance Bernstein International
      Value, 43,326 shares at net
      asset value of $14.54 per
      share (cost $699,251)                 --          --          --         --     629,964           --         --
Investments in shares of the
   American Century Variable
   Portfolios, Inc.:
   Income and Growth, 491,850
      shares at net asset value of
      $5.38 per share
      (cost $3,574,260)                     --          --          --         --          --    2,646,155         --
   Ultra Fund, 4,774,795 shares at
      net asset value of $8.04 per
      share (cost $45,113,334)              --          --          --         --          --           -- 38,389,350
                                    ----------   ---------     -------  ---------     -------    --------- ----------
                                     1,296,917   5,303,032     535,284  6,130,197     629,964    2,646,155 38,389,350
Receivable from Minnesota Life for
   contract purchase payments               --          --          --      3,124          --           --         --
Receivable for investments sold             60         460          21         --          30          105      5,838
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Total assets                1,296,977   5,303,492     535,305  6,133,321     629,994    2,646,260 38,395,188
                                    ----------   ---------     -------  ---------     -------    --------- ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges            68         487          22         --          40          121      6,093
Payable for investments purchased           --          --          --      3,171          --           --         --
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Total liabilities                  68         487          22      3,171          40          121      6,093
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Net assets applicable to
            Contract owners         $1,296,909   5,303,005     535,283  6,130,150     629,954    2,646,139 38,389,095
                                    ==========   =========     =======  =========     =======    ========= ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     1,296,909   5,303,005     535,283  6,130,150     629,954    2,646,139 38,132,083
Contracts in annuity payment period
   (note 2)                                 --          --          --         --          --           --    257,012
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $1,296,909   5,303,005     535,283  6,130,150     629,954    2,646,139 38,389,095
                                    ==========   =========     =======  =========     =======    ========= ==========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------
                                                  AMERICAN    CREDIT SUISSE
                                      AMERICAN    CENTURY         TRUST                   FIDELITY VIP               FIDELITY
                                      CENTURY   VP INFLATION  INTERNATIONAL  FIDELITY VIP    EQUITY-   FIDELITY VIP    HIGH
                                       VALUE     PROTECTION  EQUITY FLEX III  CONTRAFUND     INCOME      MID-CAP      INCOME
                                    ----------- ------------ --------------- ------------ ------------ ------------ ----------
               ASSETS
Investments in shares of the
   American Century Variable
   Portfolios, Inc.:
   Value Fund, 5,679,153 shares at
      net asset value of $5.29 per
      share (cost $39,964,765)      $30,042,720           --           --             --           --           --          --
   VP Inflation Protection,
      1,014,699 shares at net asset
      value of $10.73 per share
      (cost $10,593,098)                     --   10,887,719           --             --           --           --          --
Investments in shares of the Credit
   Suisse Trust:
   International Equity Flex III,
      165,960 shares at net asset
      value of $5.86 per share
      (cost $1,238,965)                      --           --      972,528             --           --           --          --
Investments in shares of the
   Fidelity Variable Insurance
   Products Fund:
   Contrafund Portfolio, 2,342,539
      shares at net asset value
      of $20.29 per share
      (cost $64,920,518)                     --           --           --     47,530,107           --           --          --
   Equity Income Portfolio,
      5,852,171 shares at net asset
      value of $16.57 per share
      (cost $131,023,650)                    --           --           --             --   96,970,480           --          --
   Mid-Cap Portfolio, 1,642,299
      shares at net asset value of
      $25.10 per share
      (cost $48,954,065)                     --           --           --             --           --   41,221,707          --
   High Income Portfolio, 2,010,690
      shares at net asset value
      of $5.18 per share
      (cost $9,797,015)                      --           --           --             --           --           --  10,415,375
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
                                     30,042,720   10,887,719      972,528     47,530,107   96,970,480   41,221,707  10,415,375
Receivable from Minnesota Life for
   contract purchase payments             2,202        4,343           --             --           --           --       4,470
Receivable for investments sold              --           --          532         23,024       24,150        6,009          --
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Total assets                30,044,922   10,892,062      973,060     47,553,131   96,994,630   41,227,716  10,419,845
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges             --           --          532         23,212       24,676        6,151          --
Payable for investments purchased         2,371        4,437           --             --           --           --       4,549
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Total liabilities                2,371        4,437          532         23,212       24,676        6,151       4,549
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Net assets applicable to
            Contract owners         $30,042,551   10,887,625      972,528     47,529,919   96,969,954   41,221,565  10,415,296
                                    ===========   ==========      =======     ==========   ==========   ==========  ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     30,042,551   10,887,625      971,723     47,338,777   96,451,599   40,844,613  10,415,296
Contracts in annuity payment period
   (note 2)                                  --           --          805        191,142      518,355      376,952          --
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $30,042,551   10,887,625      972,528     47,529,919   96,969,954   41,221,565  10,415,296
                                    ===========   ==========      =======     ==========   ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                 SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------
                                     FRANKLIN                              TEMPLETON
                                    LARGE CAP     FRANKLIN                 DEVELOPING   TEMPLETON   FRANKLIN  IBBOTSON
                                      GROWTH   MUTUAL SHARES   FRANKLIN     MARKETS   GLOBAL ASSET SMALL CAP AGGRESSIVE
                                    SECURITIES   SECURITIES  SMALL MID CAP SECURITIES  ALLOCATION    VALUE     GROWTH
                                    ---------- ------------- ------------- ---------- ------------ --------- ----------
               ASSETS
Investments in shares of the
   Franklin Templeton Variable
   Insurance Products Fund:
   Large Cap Growth Securities
      Fund, 223,697 shares at net
      asset value of $13.43 per
      share (cost $3,236,037)       $3,004,251           --            --          --          --         --          --
   Mutual Shares Securities Fund,
      684,369 shares at net asset
      value of $14.58 per share
      (cost $12,718,218)                    --    9,978,102            --          --          --         --          --
   Small Mid Cap Fund, 609,143
      shares at net asset value of
      $16.87 per share
      (cost $11,593,118)                    --           --    10,276,246          --          --         --          --
   Developing Mkts Securities Fund,
      3,578,356 shares at net asset
      value of $9.78 per share
      (cost $38,890,104)                    --           --            --  34,996,317          --         --          --
   Global Asset Allocation Fund,
      803,667 shares at net asset
      value of $9.16 per share
      (cost $8,976,458)                     --           --            --          --   7,361,592         --          --
   Small Cap Value Fund, 390,820
      shares at net asset value of
      $12.77 per share
      (cost $4,576,517)                     --           --            --          --          --  4,990,774          --
Investments in shares of the
   Ibbotson Funds:
   Aggressive Growth Fund, 203,416
      shares at net asset value
      of $8.06 per share
      (cost $1,279,837)                     --           --            --          --          --         --   1,639,535
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
                                     3,004,251    9,978,102    10,276,246  34,996,317   7,361,592  4,990,774   1,639,535
Receivable from Minnesota Life for
   contract purchase payments               --          914            --          --      66,335      1,610          --
Receivable for investments sold            125           --         2,531      41,558          --         --          80
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Total assets                3,004,376    9,979,016    10,278,777  35,037,875   7,427,927  4,992,384   1,639,615
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges           146           --         2,561      41,716          --         --         106
Payable for investments purchased           --          966            --          --      66,335      1,650          --
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Total liabilities                 146          966         2,561      41,716      66,335      1,650         106
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Net assets applicable to
            Contract owners         $3,004,230    9,978,050    10,276,216  34,996,159   7,361,592  4,990,734   1,639,509
                                    ==========    =========    ==========  ==========   =========  =========   =========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     3,004,230    9,978,050    10,228,856  34,636,729   7,323,790  4,990,734   1,639,509
Contracts in annuity payment period
   (note 2)                                 --           --        47,360     359,430      37,802         --          --
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Total Contract Owners'
            Equity (notes 6 and 7)  $3,004,230    9,978,050    10,276,216  34,996,159   7,361,592  4,990,734   1,639,509
                                    ==========    =========    ==========  ==========   =========  =========   =========

See accompanying notes to financial statements.

                                                                SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------
                                                                         IBBOTSON     JANUS       JANUS    JANUS ASPEN
                                      IBBOTSON    IBBOTSON    IBBOTSON    INCOME      ASPEN       ASPEN   INTERNATIONAL
                                      BALANCED  CONSERVATIVE   GROWTH   AND GROWTH  BALANCED      FORTY      GROWTH
                                    ----------- ------------ ---------- ---------- ----------- ---------- -------------
               ASSETS
Investments in shares of the
   Ibbotson Funds:
   Balanced Fund, 3,680,949 shares
      at net asset value of $9.17
      per share (cost $30,519,741)  $33,754,305          --          --         --          --         --           --
   Conservative Fund, 682,546
      shares at net asset value
      of $10.54 per share
      (cost $6,738,772)                      --   7,194,041          --         --          --         --           --
   Growth Fund, 2,933,556 shares at
      net asset value of $8.53 per
      share (cost $22,483,331).              --          --  25,023,234         --          --         --           --
   Income and Growth Fund,
      1,552,977 shares at net asset
      value of $9.82 per share
      (cost $14,429,382)                     --          --          -- 15,250,237          --         --           --
Investments in shares of the Janus
      Aspen Series:
   Balanced Portfolio, 397,692
      shares at net asset value of
      $27.93 per share
      (cost $11,136,085)                     --          --          --         --  11,107,533         --           --
   Forty Portfolio, 958,325 shares
      at net asset value of $33.17
      per share (cost $29,522,178).          --          --          --         --          -- 31,787,648           --
   International Growth Portfolio,
      1,923,761 shares at net asset
      value of $45.08 per share
      (cost $83,315,926)                     --          --          --         --          --         --   86,723,148
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
                                     33,754,305   7,194,041  25,023,234 15,250,237  11,107,533 31,787,648   86,723,148
Receivable from Minnesota Life for
   contract purchase payments                --          --     104,891         --          --         --           --
Receivable for investments sold           1,520         424          --        671         438      7,287        3,302
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Total assets                33,755,825   7,194,465  25,128,125 15,250,908  11,107,971 31,794,935   86,726,450
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges          1,748         507          --        825         489      7,407        3,724
Payable for investments purchased            --          --     105,113         --          --         --           --
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Total liabilities                1,748         507     105,113        825         489      7,407        3,724
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Net assets applicable to
            Contract owners         $33,754,077   7,193,958  25,023,012 15,250,083  11,107,482 31,787,528   86,722,726
                                    ===========   =========  ========== ==========  ========== ==========   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     33,754,077   7,193,958  25,023,012 15,250,083  11,107,482 31,590,411   86,459,215
Contracts in annuity payment period
   (note 2)                                  --          --          --         --          --    197,117      263,511
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $33,754,077   7,193,958  25,023,012 15,250,083  11,107,482 31,787,528   86,722,726
                                    ===========   =========  ========== ==========  ========== ==========   ==========

See accompanying notes to financial statements.

                                                            SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------
                                                                                          NEUBERGER
                                    JANUS ASPEN     MFS        MFS      MFS                  AMT      OPPENHEIMER
                                      MID CAP    INVESTORS   MID CAP    NEW       MFS      SOCIALLY     CAPITAL
                                       VALUE    GROWTH STOCK GROWTH  DISCOVERY   VALUE    RESPONSIVE APPRECIATION
                                    ----------- ------------ ------- --------- ---------- ---------- ------------
               ASSETS
Investments in shares of the Janus
   Aspen Series:
   Mid Cap Value Portfolio, 303,472
      shares at net asset value of
      $13.71 per share
      (cost $3,666,089)              $4,160,595          --       --        --         --        --          --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      2,025,319 shares at net asset
      value of $9.62 per share
      (cost $19,690,962)                     --  19,483,568       --        --         --        --          --
   Mid Cap Growth Series, 129,171
      shares at net asset value of
      $4.52 per share
      (cost $766,155)                        --          --  583,853        --         --        --          --
   New Discovery Series, 645,155
      shares at net asset value of
      $13.05 per share
      (cost $8,611,552)                      --          --       -- 8,419,270         --        --          --
   Value Fund, 4,261,700 shares at
      net asset value of $11.68 per
      share (cost $52,491,063)               --          --       --        -- 49,776,651        --          --
Investments in shares of the
   Neuberger AMT Funds:
   Socially Responsive Fund, 15,929
      shares at net asset value of
      $12.14 per share
      (cost $182,800)                        --          --       --        --         --   193,382          --
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   Capital Appreciation Fund,
      84,135 shares at net asset
      value of $36.64 per share
      (cost $3,221,886)                      --          --       --        --         --        --   3,082,702
                                     ----------  ----------  ------- --------- ----------   -------   ---------
                                      4,160,595  19,483,568  583,853 8,419,270 49,776,651   193,382   3,082,702
Receivable from Minnesota Life for
   contract purchase payments             1,778       3,486       --        --     14,319        --          --
Receivable for investments sold              --          --      242       838         --         9       4,500
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Total assets                 4,162,373  19,487,054  584,095 8,420,108 49,790,970   193,391   3,087,202
                                     ----------  ----------  ------- --------- ----------   -------   ---------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges             --          --      246       893         --        12       4,517
Payable for investments purchased         1,812       3,617       --        --     14,654        --          --
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Total liabilities                1,812       3,617      246       893     14,654        12       4,517
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Net assets applicable to
            Contract owners          $4,160,561  19,483,437  583,849 8,419,215 49,776,316   193,379   3,082,685
                                     ==========  ==========  ======= ========= ==========   =======   =========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      4,160,561  19,483,437  583,849 8,326,967 49,751,630   193,379   3,082,685
Contracts in annuity payment period
   (note 2)                                  --          --       --    92,248     24,686        --          --
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Total Contract Owners'
           Equity (notes 6 and 7)    $4,160,561  19,483,437  583,849 8,419,215 49,776,316   193,379   3,082,685
                                     ==========  ==========  ======= ========= ==========   =======   =========

See accompanying notes to financial statements.

                                                                  SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                OPPENHEIMER  OPPENHEIMER  PUTNAM VT    PUTNAM VT     PUTNAM VT   PUTNAM VT
                                    OPPENHEIMER MAIN STREET INTERNATIONAL GROWTH AND INTERNATIONAL      NEW       EQUITY
                                    HIGH INCOME  SMALL CAP     GROWTH       INCOME      EQUITY     OPPORTUNITIES  INCOME
                                    ----------- ----------- ------------- ---------- ------------- ------------- ---------
               ASSETS
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   High Income Fund, 10,172,193
      shares at net asset value
      of $1.99 per share
      (cost $36,205,941)            $20,242,664        --            --           --           --           --          --
   Main Street Small Cap Fund,
      18,197 shares at net asset
      value of $14.28 per share
      (cost $226,272)                        --   259,855            --           --           --           --          --
Investments in shares of the
   OppenheimerFunds, Inc.:
   International Growth, 2,856,716
      shares at net asset value
      of $1.71 per share
      (cost $4,902,216)                      --        --     4,884,984           --           --           --          --
Investments in shares of the Putnam
   Variable Trust:
   Growth and Income Fund, 81,755
      shares at net asset value
      of $14.40 per share
      (cost $1,464,213)                      --        --            --    1,177,273           --           --          --
   International Equity Fund,
      619,666 shares at net asset
      value of $11.08 per share
      (cost $9,278,627)                      --        --            --           --    6,865,900           --          --
   New Opportunities Fund, 18,002
      shares at net asset value
      of $17.08 per share
      (cost $316,573)                        --        --            --           --           --      307,467          --
   Equity Income Fund, 151,124
      shares at net asset value
      of $12.16 per share
      (cost $2,720,603)                      --        --            --           --           --           --   1,837,664
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
                                     20,242,664   259,855     4,884,984    1,177,273    6,865,900      307,467   1,837,664
Receivable from Minnesota Life for
   contract purchase payments                --        --            --           19           --           --          --
Receivable for investments sold           2,820        11           200           --          474           13          78
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Total assets                20,245,484   259,866     4,885,184    1,177,292    6,866,374      307,480   1,837,742
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges          2,937        13           234           --          519           14          92
Payable for investments purchased            --        --            --           22           --           --          --
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Total liabilities                2,937        13           234           22          519           14          92
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Net assets applicable to
            Contract owners         $20,242,547   259,853     4,884,950    1,177,270    6,865,855      307,466   1,837,650
                                    ===========   =======     =========    =========    =========      =======   =========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     20,186,405   259,853     4,884,950    1,177,270    6,865,646      307,466   1,837,650
Contracts in annuity payment period
   (note 2)                              56,142        --            --           --          209           --          --
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Total Contract Owners'
            Equity (notes 6 and 7)  $20,242,547   259,853     4,884,950    1,177,270    6,865,855      307,466   1,837,650
                                    ===========   =======     =========    =========    =========      =======   =========

See accompanying notes to financial statements.

                                                                 SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------
                                                                                 VAN KAMPEN  VAN KAMPEN
                                                          VAN KAMPEN VAN KAMPEN UIF EMERGING   UIF US
                                     PUTNAM VT VAN KAMPEN  EMERGING  GROWTH AND    MARKETS    MID CAP   IVY FUNDS VIP
                                      VOYAGER   COMSTOCK    GROWTH     INCOME      EQUITY      VALUE       BALANCED
                                    ---------- ---------- ---------- ---------- ------------ ---------- -------------
               ASSETS
Investments in shares of the Putnam
   Variable Trust:
   Voyager Fund, 33,134 shares at
      net asset value
      of $32.40 per share
      (cost $938,665)               $1,073,556         --         --         --          --           --           --
Investments in shares of the Van
   Kampen Funds:
   Comstock Fund, 464,972 shares at
      net asset value of $10.10 per
      share (cost $5,773,505)               --  4,696,216         --         --          --           --           --
   Emerging Growth Fund, 11,562
      shares at net asset value of
      $28.01 per share
      (cost $247,243)                       --         --    323,850         --          --           --           --
   Growth and Income Fund, 203,420
      shares at net asset value
      of $16.39 per share
      (cost $3,650,787)                     --         --         --  3,334,051          --           --           --
   UIF Emerging Markets Equity
      Fund, 255,468 shares at net
      asset value of $12.98 per
      share (cost $2,823,866)               --         --         --         --   3,315,977           --           --
   UIF US Mid Cap Value Fund, 4,870
      shares at net asset value of
      $10.50 per share
      (cost $41,216)                        --         --         --         --          --       51,136           --
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Balanced Portfolio, 11,590,707
      shares at net asset value
      of $8.48 per share
      (cost $93,563,515)                    --         --         --         --          --           --   98,268,333
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
                                     1,073,556  4,696,216    323,850  3,334,051   3,315,977       51,136   98,268,333
Receivable from Minnesota Life for
   contract purchase payments               --         --         --         --       1,176           --           --
Receivable for investments sold             47        194         15        128          --            3       27,373
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Total assets                1,073,603  4,696,410    323,865  3,334,179   3,317,153       51,139   98,295,706
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges            51        229         18        146          --            4       27,481
Payable for investments purchased           --         --         --         --       1,202           --           --
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Total liabilities                  51        229         18        146       1,202            4       27,481
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Net assets applicable to
            Contract owners         $1,073,552  4,696,181    323,847  3,334,033   3,315,951       51,135   98,268,225
                                    ==========  =========    =======  =========   =========       ======   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     1,073,552  4,696,181    323,847  3,334,033   3,315,951       51,135   95,285,287
Contracts in annuity payment period
   (note 2)                                 --         --         --         --          --           --    2,982,938
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $1,073,552  4,696,181    323,847  3,334,033   3,315,951       51,135   98,268,225
                                    ==========  =========    =======  =========   =========       ======   ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP   IVY FUNDS
                                    IVY FUNDS VIP INTERNATIONAL   SMALL CAP   IVY FUNDS VIP   MICRO-CAP     SMALL CAP        VIP
                                        GROWTH        VALUE        GROWTH         VALUE        GROWTH         VALUE      CORE EQUITY
                                    ------------- ------------- ------------- ------------- ------------- ------------- ------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Growth Portfolio, 17,112,169
      shares at net asset value of
      $9.28 per share
      (cost $162,205,412)            $158,768,417           --            --            --            --            --           --
   International Value Portfolio,
      11,426,872 shares at net
      asset value of $15.38 per
      share (cost $211,905,495)                --  175,752,149            --            --            --            --           --
   Small Cap Growth Portfolio,
      6,453,157 shares at net asset
      value of $8.17 per share
      (cost $63,840,064)                       --           --    52,739,067            --            --            --           --
   Value Portfolio, 13,260,070
      shares at net asset value of
      $5.14 per share
      (cost $79,864,303)                       --           --            --    68,217,755            --            --           --
   Micro-Cap Growth Portfolio,
      835,619 shares at net asset
      value of $15.70 per share
      (cost $14,005,287)                       --           --            --            --    13,119,390            --           --
   Small Cap Value Portfolio,
      4,520,631 shares at net asset
      value of $13.28 per share
      (cost $66,769,720)                       --           --            --            --            --    60,056,583           --
   Core Equity Portfolio, 1,849,307
      shares at net asset value
      of $9.95 per share
      (cost $21,336,957)                       --           --            --            --            --            --   18,403,937
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
                                      158,768,417  175,752,149    52,739,067    68,217,755    13,119,390    60,056,583   18,403,937
Receivable from Minnesota Life for
   contract purchase payments                  --           --            --            --            --            --        3,166
Receivable for investments sold            13,131       16,084        13,647        12,740         5,627         3,567           --
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Total assets                 158,781,548  175,768,233    52,752,714    68,230,495    13,125,017    60,060,150   18,407,103
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges           13,692       16,765        13,847        12,921         5,704         3,829           --
Payable for investments purchased              --           --            --            --            --            --        3,278
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Total liabilities                 13,692       16,765        13,847        12,921         5,704         3,829        3,278
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Net assets applicable to
            Contract owners          $158,767,856  175,751,468    52,738,867    68,217,574    13,119,313    60,056,321   18,403,825
                                     ============  ===========    ==========    ==========    ==========    ==========   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      157,580,388  174,532,592    52,160,323    67,729,045    13,064,630    59,674,083   18,251,726
Contracts in annuity payment period
   (note 2)                             1,187,468    1,218,876       578,544       488,529        54,683       382,238      152,099
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)   $158,767,856  175,751,468    52,738,867    68,217,574    13,119,313    60,056,321   18,403,825
                                     ============  ===========    ==========    ==========    ==========    ==========   ==========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                                                                                                         IVY FUNDS
                                    IVY FUNDS VIP IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP      VIP
                                        ASSET     INTERNATIONAL   SCIENCE &   IVY FUNDS VIP   DIVIDEND         HIGH         MONEY
                                       STRATEGY       GROWTH     TECHNOLOGY        BOND        INCOME         INCOME       MARKET
                                    ------------- ------------- ------------- ------------- ------------- ------------- ------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio,
      14,371,138 shares at net
      asset value of $9.23 per
      share (cost $141,921,710)      $132,578,055           --            --           --           --           --           --
   International Growth Portfolio,
      2,802,476 shares at net asset
      value of $7.49 per share
      (cost $23,294,893)                       --   20,994,468            --           --           --           --           --
   Science & Technology Portfolio,
      2,258,782 shares at net asset
      value of $15.30 per share
      (cost $36,398,025)                       --           --    34,551,229           --           --           --           --
   Bond Portfolio, 6,642,202 shares
      at net asset value of $5.50
      per share (cost $35,440,256)             --           --            --   36,529,452           --           --           --
   Dividend Income Portfolio,
      2,300,039 shares at net asset
      value of $5.96 per share
      (cost $15,338,874)                       --           --            --           --   13,716,050           --           --
   High Income Portfolio,
      10,821,320 shares at net
      asset value of $3.30 per
      share (cost $34,739,291)                 --           --            --           --           --   35,707,111           --
   Money Market Portfolio,
      10,522,753 shares at net
      asset value of $1.00 per
      share (cost $10,522,751)                 --           --            --           --           --           --   10,522,753
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
                                      132,578,055   20,994,468    34,551,229   36,529,452   13,716,050   35,707,111   10,522,753
Receivable from Minnesota Life for
   contract purchase payments              27,225           --            --           --           --        1,628           --
Receivable for investments sold                --          871         5,641        1,804          568           --        1,616
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Total assets                 132,605,280   20,995,339    34,556,870   36,531,256   13,716,618   35,708,739   10,524,369
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges               --        1,054         5,956        1,964          669           --        1,653
Payable for investments purchased          28,170           --            --           --           --        1,834           --
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Total liabilities                 28,170        1,054         5,956        1,964          669        1,834        1,653
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Net assets applicable to
            Contract owners          $132,577,110   20,994,285    34,550,914   36,529,292   13,715,949   35,706,905   10,522,716
                                     ============   ==========    ==========   ==========   ==========   ==========   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      131,782,830   20,901,985    34,483,169   36,529,292   13,715,949   35,706,905   10,522,716
Contracts in annuity payment period
   (note 2)                               794,280       92,300        67,745           --           --           --           --
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)   $132,577,110   20,994,285    34,550,914   36,529,292   13,715,949   35,706,905   10,522,716
                                     ============   ==========    ==========   ==========   ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                                                IVY FUNDS VIP                                             IVY FUNDS
                                    IVY FUNDS VIP IVY FUNDS VIP    GLOBAL     IVY FUNDS VIP               IVY FUNDS VIP     VIP
                                       MORTGAGE    REAL ESTATE     NATURAL        MID CAP   IVY FUNDS VIP   PATHFINDER   PATHFINDER
                                      SECURITIES    SECURITIES    RESOURCES       GROWTH      ENERGY       AGGRESSIVE   CONSERVATIVE
                                    ------------- ------------- ------------- ------------- ------------- ------------- ------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Mortgage Securities Portfolio,
      2,999,360 shares at net asset
      value of $4.49 per share
      (cost $14,706,209)             $13,479,423            --            --            --           --            --            --
   Real Estate Securities
      Portfolio, 2,053,193 shares
      at net asset value of $5.14
      per share (cost $13,519,200)            --    10,548,894            --            --           --            --            --
   Global Natural Resources
      Portfolio, 6,910,329 shares
      at net asset value of $5.75
      per share (cost $45,486,142)            --            --    39,719,879            --           --            --            --
   Mid Cap Growth Portfolio,
      2,025,920 shares at net asset
      value of $6.61 per share
      (cost $12,671,823)                      --            --            --    13,387,279           --            --            --
   Energy Portfolio, 1,456,693
      shares at net asset value of
      $5.26 per share
      (cost $7,806,437)                       --            --            --            --    7,660,459            --            --
   Pathfinder Aggressive, 977,634
      shares at net asset value of
      $4.63 per share
      (cost $4,210,592)                       --            --            --            --           --     4,525,859            --
   Pathfinder Conservative,
      3,580,780 shares at net asset
      value of $5.02 per share
      (cost $15,925,659)                      --            --            --            --           --            --    17,974,442
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
                                      13,479,423    10,548,894    39,719,879    13,387,279    7,660,459     4,525,859    17,974,442
Receivable from Minnesota Life for
   contract purchase payments                 --            --           155           781        1,026            --            --
Receivable for investments sold              619           450            --            --           --           195           639
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Total assets                 13,480,042    10,549,344    39,720,034    13,388,060    7,661,485     4,526,054    17,975,081
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges             661           550            --            --           --           234           657
Payable for investments purchased             --            --           525           874        1,072            --            --
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Total liabilities                   661           550           525           874        1,072           234           657
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Net assets applicable to
            Contract owners          $13,479,381    10,548,794    39,719,509    13,387,186    7,660,413     4,525,820    17,974,424
                                     ===========    ==========    ==========    ==========    =========     =========    ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      13,479,381    10,548,794    39,719,509    13,387,186    7,660,413     4,525,820    17,974,424
Contracts in annuity payment period
   (note 2)                                   --            --            --            --           --            --            --
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Total Contract Owners'
            Equity (notes 6 and 7)   $13,479,381    10,548,794    39,719,509    13,387,186    7,660,413     4,525,820    17,974,424
                                     ===========    ==========    ==========    ==========    =========     =========    ==========

See accompanying notes to financial statements.

                                                     SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP
                                    IVY FUNDS VIP   PATHFINDER   PATHFINDER
                                      PATHFINDER    MODERATELY   MODERATELY
                                       MODERATE     AGGRESSIVE  CONSERVATIVE      TOTAL
                                    ------------- ------------- ------------- -------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Pathfinder Moderate, 18,694,745
      shares at net asset value of
      $4.76 per share
      (cost $79,728,829)             $89,041,201            --            --
   Pathfinder Moderately
      Aggressive, 20,919,635 shares
      at net asset value of $4.80
      per share (cost $89,144,576)            --   100,508,388            --
   Pathfinder Moderately
      Conservative, 5,954,087
      shares at net asset value of
      $4.94 per share
      (cost $25,878,189)                      --            --    29,420,932
                                     -----------   -----------    ----------  -------------
                                      89,041,201   100,508,388    29,420,932  2,584,880,413
Receivable from Minnesota Life for
   contract purchase payments            161,932       159,113            --        604,929
Receivable for investments sold               --            --         1,201        264,732
                                     -----------   -----------    ----------  -------------
         Total assets                 89,203,133   100,667,501    29,422,133  2,585,750,074
                                     -----------   -----------    ----------  -------------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges              --            --         1,238        271,696
Payable for investments purchased        162,064       159,221            --        609,388
                                     -----------   -----------    ----------  -------------
         Total liabilities               162,064       159,221         1,238        881,084
                                     -----------   -----------    ----------  -------------
         Net assets applicable to
            Contract owners          $89,041,069   100,508,280    29,420,895  2,584,868,990
                                     ===========   ===========    ==========  =============
      CONTRACT OWNERS' EQUITY                 --
Contracts in accumulation period      89,041,069   100,508,280    29,420,895  2,522,070,805
Contracts in annuity payment period
   (note 2)                                   --            --            --     62,798,185
                                     -----------   -----------    ----------  -------------
         Total Contract Owners'
            Equity (notes 6 and 7)   $89,041,069   100,508,280    29,420,895  2,584,868,990
                                     ===========   ===========    ==========  =============

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2009

                                                                      SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------------------------------------------------------
                                                                  ADVANTUS     ADVANTUS     ADVANTUS       ADVANTUS    ADVANTUS
                                       ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                         BOND          MONEY        500       SECURITIES      BOND         MID-CAP    SECURITIES
                                       CLASS 2        MARKET      CLASS 2      CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                     ------------  -----------   ----------  -----------  -------------  ----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $         --      215,806           --           --           --            --          --
   Mortality, expense charges and
      administrative charges
      (note 3)                         (2,306,067)    (974,277)  (1,261,789)    (935,393)    (770,663)     (647,575)   (545,813)
                                     ------------  -----------   ----------  -----------    ---------    ----------  ----------
      Investment income (loss) - net   (2,306,067)    (758,471)  (1,261,789)    (935,393)    (770,663)     (647,575)   (545,813)
                                     ------------  -----------   ----------  -----------    ---------    ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund              --           --           --           --           --            --          --
                                     ------------  -----------   ----------  -----------    ---------    ----------  ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              22,440,490   44,202,032   18,535,115   15,851,500    8,928,743     6,117,045   7,668,229
      Cost of investments sold        (21,096,762) (44,202,032) (18,218,954) (14,423,597)  (6,691,992)   (6,198,108) (9,073,071)
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
                                        1,343,728           --      316,161    1,427,903    2,236,751       (81,063) (1,404,842)
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
      Net realized gains (losses)
         on investments                 1,343,728           --      316,161    1,427,903    2,236,751       (81,063) (1,404,842)
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   23,123,724           --   27,221,071    3,936,094    7,052,791    15,747,052  11,645,824
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
      Net gains (losses) on
         investments                   24,467,452           --   27,537,232    5,363,997    9,289,542    15,665,989  10,240,982
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 22,161,385     (758,471)  26,275,443    4,428,604    8,518,879    15,018,414   9,695,169
                                     ============  ===========   ==========  ===========   ==========    ==========  ==========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                     ------------------------------------------------------------------------------------
                                                                                       ALLIANCE    AMERICAN
                                      AIM V.I.     AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN     CENTURY     AMERICAN
                                        BASIC      CAPITAL      CORE     SMALL CAP  INTERNATIONAL    INCOME     CENTURY
                                      BALANCED   APPRECIATION  EQUITY     EQUITY        VALUE      AND GROWTH    ULTRA
                                     ----------  ------------  --------  ---------  -------------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $  56,234       13,344     7,595       7,174       5,949       104,014       60,029
   Mortality, expense charges and
      administrative charges
      (note 3)                          (16,568)     (66,011)   (6,149)    (62,658)     (6,886)      (34,326)    (491,581)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Investment income (loss) - net     39,666      (52,667)    1,446     (55,484)       (937)       69,688     (431,552)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund            --           --        --          --          --            --           --
                                      ---------   ----------   -------   ---------    --------      --------   ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               311,312      728,775    73,732     155,937      70,092       331,125    5,331,714
      Cost of investments sold         (795,277)  (1,034,630)  (84,158)   (211,101)   (136,019)     (502,893)  (7,518,614)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
                                       (483,965)    (305,855)  (10,426)    (55,164)    (65,927)     (171,768)  (2,186,900)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Net realized gains (losses)
         on investments                (483,965)    (305,855)  (10,426)    (55,164)    (65,927)     (171,768)  (2,186,900)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    755,159    1,194,784   117,454   1,155,401     184,863       462,047   12,307,737
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Net gains (losses) on
         investments                    271,194      888,929   107,028   1,100,237     118,936       290,279   10,120,837
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations                   $ 310,860      836,262   108,474   1,044,753     117,999       359,967    9,689,285
                                      =========   ==========   =======   =========    ========      ========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                    AMERICAN     CREDIT SUISSE
                                      AMERICAN      CENTURY          TRUST         FIDELITY   FIDELITY VIP                 FIDELITY
                                       CENTURY    VP INFLATION   INTERNATIONAL       VIP        EQUITY-     FIDELITY VIP     HIGH
                                        VALUE      PROTECTION   EQUITY FLEX III   CONTRAFUND    INCOME         MID-CAP      INCOME
                                     -----------  ------------  ---------------  -----------  ------------  ------------  ---------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $ 1,324,754      125,629        21,496          454,533     1,763,912      164,240     707,919
   Mortality, expense charges and
      administrative charges
      (note 3)                          (348,530)     (87,727)       (8,375)        (572,775)   (1,219,070)    (493,505)    (92,168)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Investment income (loss) - net     976,224       37,902        13,121         (118,242)      544,842     (329,265)    615,751
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --           --            --           40,346            --      187,483          --
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              2,480,612    1,108,054       682,249        8,124,683    14,402,423    7,488,373     419,964
      Cost of investments sold        (4,656,088)  (1,179,675)     (780,938)     (13,325,856)  (23,210,358) (10,312,386)   (535,808)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
                                      (2,175,476)     (71,621)      (98,689)      (5,201,173)   (8,807,935)  (2,824,013)   (115,844)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Net realized gains (losses)
         on investments               (2,175,476)     (71,621)      (98,689)      (5,160,827)   (8,807,935)  (2,636,530)   (115,844)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
   Net change in unrealized
      appreciation or depreciation
      of investments                   5,549,990      504,631       301,353       17,240,519    30,370,612   14,463,729   1,548,142
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Net gains (losses) on
         investments                   3,374,514      433,010       202,664       12,079,692    21,562,677   11,827,199   1,432,298
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 4,350,738      470,912       215,785       11,961,450    22,107,519   11,497,934   2,048,049
                                     ===========   ==========      ========      ===========   ===========  ===========   =========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------
                                      FRANKLIN                              TEMPLETON
                                      LARGE CAP     FRANKLIN     FRANKLIN   DEVELOPING     TEMPLETON   FRANKLIN    IBBOTSON
                                       GROWTH    MUTUAL SHARES  SMALL MID-   MARKETS     GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                     SECURITIES    SECURITIES      CAP      SECURITIES    ALLOCATION     VALUE      GROWTH
                                     ----------  -------------  ----------  -----------  ------------  ---------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $  34,585       173,657            --    1,212,251      625,238      58,010     11,668
   Mortality, expense charges and
      administrative charges
      (note 3)                         (36,913)     (129,015)     (115,364)    (372,316)     (62,044)    (52,027)   (18,731)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Investment income (loss) - net    (2,328)       44,642      (115,364)     839,935      563,194       5,983     (7,063)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund           --            --            --      117,048      100,645     159,752        455
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              518,599     2,341,901     2,240,743    7,265,824    1,695,710     284,967    580,849
      Cost of investments sold        (690,664)   (3,538,002)   (2,901,451) (11,383,269)  (3,440,127)   (435,949)  (720,744)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
                                      (172,065)   (1,196,101)     (660,708)  (4,117,445)  (1,744,417)   (150,982)  (139,895)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Net realized gains (losses)
         on investments               (172,065)   (1,196,101)     (660,708)  (4,000,397)  (1,643,772)      8,770   (139,440)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
   Net change in unrealized
      appreciation or depreciation
      of investments                   799,225     3,088,473     3,858,097   17,848,981    2,341,642   1,042,632    495,594
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Net gains (losses) on
         investments                   627,160     1,892,372     3,197,389   13,848,584      697,870   1,051,402    356,154
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 624,832     1,937,014     3,082,025   14,688,519    1,261,064   1,057,385    349,091
                                     =========    ==========    ==========  ===========   ==========   =========   ========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                             IBBOTSON     JANUS        JANUS     JANUS ASPEN
                                      IBBOTSON      IBBOTSON     IBBOTSON     INCOME      ASPEN        ASPEN    INTERNATIONAL
                                      BALANCED    CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY        GROWTH
                                     -----------  ------------  ----------  ----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $   221,190       40,005      157,925      97,444     248,059       3,676       290,985
   Mortality, expense charges and
      administrative charges
      (note 3)                          (321,333)     (68,430)    (267,268)   (144,171)   (124,804)   (358,777)     (962,816)
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Investment income (loss) - net    (100,143)     (28,425)    (109,343)    (46,727)    123,255    (355,101)     (671,831)
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund         21,833        4,128        7,490       8,635     311,669          --     2,034,203
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              1,073,490    1,291,312    1,220,882   1,433,525   2,807,858   5,716,291    14,222,522
      Cost of investments sold        (1,293,790)  (1,341,591)  (1,656,428) (1,587,096) (3,160,255) (5,873,890)  (13,632,781)
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
                                        (220,300)     (50,279)    (435,546)   (153,571)   (352,397)   (157,599)      589,741
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Net realized gains (losses)
         on investments                 (198,467)     (46,151)    (428,056)   (144,936)    (40,728)   (157,599)    2,623,944
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   4,833,499      488,675    4,964,061   1,409,235   1,733,246  10,206,481    37,213,185
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Net gains (losses) on
         investments                   4,635,032      442,524    4,536,005   1,264,299   1,692,518  10,048,882    39,837,129
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 4,534,889      414,099    4,426,662   1,217,572   1,815,773   9,693,781    39,165,298
                                     ===========   ==========   ==========  ==========  ==========  ==========   ===========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                                                    NEUBERGER
                                     JANUS ASPEN       MFS          MFS        MFS                     AMT       OPPENHEIMER
                                       MID CAP      INVESTORS     MID CAP      NEW          MFS      SOCIALLY      CAPITAL
                                        VALUE     GROWTH STOCK     GROWTH   DISCOVERY      VALUE    RESPONSIVE  APPRECIATION
                                     -----------  ------------  ----------  ----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $  11,005        64,258          --           --     445,113      2,406           183
   Mortality, expense charges and
      administrative charges
      (note 3)                          (41,216)     (219,301)     (7,395)    (101,366)   (559,029)    (2,234)      (38,042)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Investment income (loss) - net    (30,211)     (155,043)     (7,395)    (101,366)   (113,916)       172       (37,859)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund        74,252            --          --           --          --         --            --
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               130,456     1,020,354     128,893    1,509,846   1,500,710     99,079       773,105
      Cost of investments sold         (203,689)   (1,252,025)   (257,241)  (2,106,138) (1,765,339)  (169,604)     (939,899)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
                                        (73,233)     (231,671)   (128,348)    (596,292)   (264,629)   (70,525)     (166,794)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Net realized gains (losses)
         on investments                   1,019      (231,671)   (128,348)    (596,292)   (264,629)   (70,525)     (166,794)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    878,202     5,452,608     304,845    3,985,582   8,825,512    105,390     1,141,771
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Net gains (losses) on
         investments                    879,221     5,220,937     176,497    3,389,290   8,560,883     34,865       974,977
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                   $ 849,010     5,065,894     169,102    3,287,924   8,446,967     35,037       937,118
                                      =========    ==========    ========   ==========  ==========   ========    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                   OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT     PUTNAM VT
                                     OPPENHEIMER   MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW         EQUITY
                                     HIGH INCOME    SMALL CAP      GROWTH        INCOME       EQUITY      OPPORTUNITIES    INCOME
                                     ------------  -----------  -------------  ----------  -------------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $         --        900         50,367        31,079           --         1,004        67,072
   Mortality, expense charges and
      administrative charges
      (note 3)                           (244,894)    (2,801)       (61,854)      (15,808)     (90,838)       (3,982)      (24,941)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Investment income (loss) - net     (244,894)    (1,901)       (11,487)       15,271      (90,838)       (2,978)       42,131
                                     ------------    -------      ---------    ----------   ----------      --------      --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund              --         --             --            --           --            --            --
                                     ------------    -------      ---------    ----------   ----------      --------      --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               3,179,492     56,701        868,269       618,477    1,047,468       127,161       350,076
      Cost of investments sold        (16,295,922)   (82,560)      (875,671)   (1,498,612)  (1,543,063)     (196,180)     (872,124)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
                                      (13,116,430)   (25,859)        (7,402)     (880,135)    (495,595)      (69,019)     (522,048)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Net realized gains (losses)
         on investments               (13,116,430)   (25,859)        (7,402)     (880,135)    (495,595)      (69,019)     (522,048)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
   Net change in unrealized
      appreciation or depreciation
      of investments                   17,283,321     86,975      1,331,105     1,070,005    1,872,918       138,604       877,957
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Net gains (losses) on
         investments                    4,166,891     61,116      1,323,703       189,870    1,377,323        69,585       355,909
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Net increase (decrease) in
         net assets resulting from
         operations                  $  3,921,997     59,215      1,312,216       205,141    1,286,485        66,607       398,040
                                     ============    =======      =========    ==========   ==========      ========      ========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------
                                                                                     VAN KAMPEN   VAN KAMPEN
                                                            VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                     PUTNAM VT  VAN KAMPEN   EMERGING   GROWTH AND     MARKETS      MID CAP   IVY FUNDS VIP
                                      VOYAGER    COMSTOCK     GROWTH      INCOME        EQUITY       VALUE       BALANCED
                                     ---------  ----------  ----------  ----------  ------------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $   4,476     178,870         --     103,236            --         317      1,970,085
   Mortality, expense charges and
      administrative charges
      (note 3)                          (9,298)    (60,815)    (3,243)    (39,463)      (28,831)       (515)    (1,201,709)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Investment income (loss) - net    (4,822)    118,055     (3,243)     63,773       (28,831)       (198)       768,376
                                     ---------  ----------   --------    --------    ----------    --------    -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund           --          --         --          --            --          --        567,127
                                     ---------  ----------   --------    --------    ----------    --------    -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              197,364     800,850    135,204     594,220       265,161       6,916     19,642,444
      Cost of investments sold        (245,602) (1,282,377)  (184,479)   (883,492)     (583,413)     (9,074)   (20,633,191)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
                                       (48,238)   (481,527)   (49,275)   (289,272)     (318,252)     (2,158)      (990,747)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Net realized gains (losses)
         on investments                (48,238)   (481,527)   (49,275)   (289,272)     (318,252)     (2,158)      (423,620)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   348,996   1,354,832    152,223     838,582     1,342,448      14,738      9,952,069
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Net gains (losses) on
         investments                   300,758     873,305    102,948     549,310     1,024,196      12,580      9,528,449
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 295,936     991,360     99,705     613,083       995,365      12,382     10,296,825
                                     =========  ==========   ========    ========    ==========    ========    ===========

See accompanying notes to financial statements.

                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                     IVY FUNDS VIP  INTERNATIONAL    SMALL CAP    IVY FUNDS VIP
                                        GROWTH          VALUE         GROWTH          VALUE
                                     -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $    529,452      5,571,398        197,056      1,299,138
   Mortality, expense charges and
      administrative charges
      (note 3)                         (1,844,970)    (2,040,221)      (615,274)      (814,812)
                                     ------------    -----------    -----------    -----------
      Investment income (loss) - net   (1,315,518)     3,531,177       (418,218)       484,326
                                     ------------    -----------    -----------    -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund       3,912,822      8,960,974             --             --
                                     ------------    -----------    -----------    -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              17,038,612     24,659,037      8,024,487     11,580,438
      Cost of investments sold        (19,619,108)   (31,801,549)   (11,933,157)   (16,105,512)
                                     ------------    -----------    -----------    -----------
                                       (2,580,496)    (7,142,512)    (3,908,670)    (4,525,074)
                                     ------------    -----------    -----------    -----------
      Net realized gains (losses)
         on investments                 1,332,326      1,818,462     (3,908,670)    (4,525,074)
                                     ------------    -----------    -----------    -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   32,357,215     42,062,598     17,734,923     18,325,171
                                     ------------    -----------    -----------    -----------
      Net gains (losses) on
         investments                   33,689,541     43,881,060     13,826,253     13,800,097
                                     ------------    -----------    -----------    -----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 32,374,023     47,412,237     13,408,035     14,284,423
                                     ============    ===========    ===========    ===========

                                               SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP
                                       MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                        GROWTH          VALUE       CORE EQUITY
                                     -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund             --              --       159,964
   Mortality, expense charges and
      administrative charges
      (note 3)                          (153,378)       (726,057)     (231,512)
                                      ----------     -----------    ----------
      Investment income (loss) - net    (153,378)       (726,057)      (71,548)
                                      ----------     -----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --              --            --
                                      ----------     -----------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              2,050,529       9,273,735     2,859,446
      Cost of investments sold        (2,585,282)    (12,901,971)   (3,523,236)
                                      ----------     -----------    ----------
                                        (534,753)     (3,628,236)     (663,790)
                                      ----------     -----------    ----------
      Net realized gains (losses)
         on investments                 (534,753)     (3,628,236)     (663,790)
                                      ----------     -----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   4,334,971      17,444,093     4,036,247
                                      ----------     -----------    ----------
      Net gains (losses) on
         investments                   3,800,218      13,815,857     3,372,457
                                      ----------     -----------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    3,646,840      13,089,800     3,300,909
                                      ==========     ===========    ==========

See accompanying notes to financial statements.

                                                         SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                         ASSET      INTERNATIONAL    SCIENCE &    IVY FUNDS VIP
                                       STRATEGY         GROWTH       TECHNOLOGY        BOND
                                     -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $    396,163       270,164              --     1,220,666
   Mortality, expense charges and
      administrative charges
      (note 3)                         (1,643,331)     (267,805)       (422,794)     (466,718)
                                     ------------    ----------     -----------    ----------
      Investment income (loss) - net   (1,247,168)        2,359        (422,794)      753,948
                                     ------------    ----------     -----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund      10,706,994            --       1,699,076            --
                                     ------------    ----------     -----------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              11,487,078     2,049,257       2,810,052     4,691,077
      Cost of investments sold        (13,033,197)   (2,544,956)     (3,732,466)   (4,675,474)
                                     ------------    ----------     -----------    ----------
                                       (1,546,119)     (495,699)       (922,414)       15,603
                                     ------------    ----------     -----------    ----------
      Net realized gains (losses)
         on investments                 9,160,875      (495,699)        776,662        15,603
                                     ------------    ----------     -----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   15,275,043     4,499,485       9,272,338     1,043,147
                                     ------------    ----------     -----------    ----------
      Net gains (losses) on
         investments                   24,435,918     4,003,786      10,049,000     1,058,750
                                     ------------    ----------     -----------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 23,188,750     4,006,145       9,626,206     1,812,698
                                     ============    ==========     ===========    ==========

                                                 SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                        DIVIDEND        HIGH          MONEY
                                        INCOME         INCOME         MARKET
                                     -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund        118,712       2,670,198       120,788
   Mortality, expense charges and
      administrative charges
      (note 3)                          (180,073)       (438,198)     (164,855)
                                      ----------     -----------    ----------
      Investment income (loss) - net     (61,361)      2,232,000       (44,067)
                                      ----------     -----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --              --            --
                                      ----------     -----------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              1,340,049       4,278,173     8,813,618
      Cost of investments sold        (1,466,344)     (5,210,749)   (8,813,620)
                                      ----------     -----------    ----------
                                        (126,295)       (932,576)           (2)
                                      ----------     -----------    ----------
      Net realized gains (losses)
         on investments                 (126,295)       (932,576)           (2)
                                      ----------     -----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   2,145,932       9,570,812             2
                                      ----------     -----------    ----------
      Net gains (losses) on
         investments                   2,019,637       8,638,236            --
                                      ----------     -----------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    1,958,276      10,870,236       (44,067)
                                      ==========     ===========    ==========

See accompanying notes to financial statements.

                                                         SEGREGATED SUB-ACCOUNTS
                                     -----------------------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS VIP
                                       MORTGAGE      REAL ESTATE   GLOBAL NATURAL     MID CAP
                                      SECURITIES      SECURITIES      RESOURCES       GROWTH
                                     -------------  -------------  --------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $   659,464       247,359              --             --
   Mortality, expense charges and
      administrative charges
      (note 3)                           (172,920)     (128,229)       (460,064)      (156,520)
                                      -----------    ----------      ----------      ---------
      Investment income (loss) - net      486,544       119,130        (460,064)      (156,520)
                                      -----------    ----------      ----------      ---------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund              --            --              --             --
                                      -----------    ----------      ----------      ---------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               1,805,505     1,142,149       2,619,920        969,097
      Cost of investments sold         (2,064,749)   (1,892,047)     (4,256,518)      (969,732)
                                      -----------    ----------      ----------      ---------
                                         (259,244)     (749,898)     (1,636,598)          (635)
                                      -----------    ----------      ----------      ---------
      Net realized gains (losses)
         on investments                  (259,244)     (749,898)     (1,636,598)          (635)
                                      -----------    ----------      ----------      ---------
   Net change in unrealized
      appreciation or depreciation
      of investments                      613,575     2,515,464      17,129,527      4,141,569
                                      -----------    ----------      ----------      ---------
      Net gains (losses) on
         investments                      354,331     1,765,566      15,492,929      4,140,934
                                      -----------    ----------      ----------      ---------
      Net increase (decrease) in
         net assets resulting from
         operations                   $   840,875     1,884,696      15,032,865      3,984,414
                                      ===========    ==========      ==========      =========

                                                SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                     IVY FUNDS VIP    PATHFINDER     PATHFINDER
                                         ENERGY       AGGRESSIVE    CONSERVATIVE
                                     -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund             --         5,909            9,119
   Mortality, expense charges and
      administrative charges
      (note 3)                           (83,344)      (28,945)        (165,624)
                                       ---------      --------       ----------
      Investment income (loss) - net     (83,344)      (23,036)        (156,505)
                                       ---------      --------       ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --        13,472           16,303
                                       ---------      --------       ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                413,097       218,179        2,035,307
      Cost of investments sold          (474,905)     (258,389)      (2,078,684)
                                       ---------      --------       ----------
                                         (61,808)      (40,210)         (43,377)
                                       ---------      --------       ----------
      Net realized gains (losses)
         on investments                  (61,808)      (26,738)         (27,074)
                                       ---------      --------       ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   2,048,162       464,173        2,171,591
                                       ---------      --------       ----------
      Net gains (losses) on
         investments                   1,986,354       437,435        2,144,517
                                       ---------      --------       ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    1,903,010       414,399        1,988,012
                                       =========      ========       ==========

See accompanying notes to financial statements.

                                                       SEGREGATED SUB-ACCOUNTS
                                     -----------------------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                     IVY FUNDS VIP   PATHFINDER     PATHFINDER
                                      PATHFINDER     MODERATELY     MODERATELY
                                       MODERATE      AGGRESSIVE     CONSERVATIVE      TOTAL
                                     -------------  -------------  --------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $   105,581       225,057          26,638      24,970,518
   Mortality, expense charges and
      administrative charges
      (note 3)                           (755,058)     (991,483)       (278,073)    (29,969,748)
                                      -----------    ----------      ----------    ------------
      Investment income (loss) - net     (649,477)     (766,426)       (251,435)     (4,999,230)
                                      -----------    ----------      ----------    ------------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund         194,919       403,303          56,492      29,599,421
                                      -----------    ----------      ----------    ------------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                 692,971     2,162,372       6,598,595     370,811,698
      Cost of investments sold           (805,678)   (2,619,702)     (7,212,173)   (448,303,247)
                                      -----------    ----------      ----------    ------------
                                         (112,707)     (457,330)       (613,578)    (77,491,549)
                                      -----------    ----------      ----------    ------------
      Net realized gains (losses)
         on investments                    82,212       (54,027)       (557,086)    (47,892,128)
                                      -----------    ----------      ----------    ------------
   Net change in unrealized
      appreciation or depreciation
      of investments                   11,648,191    17,047,733       4,121,248     562,567,896
                                      -----------    ----------      ----------    ------------
      Net gains (losses) on
         investments                   11,730,403    16,993,706       3,564,162     514,675,768
                                      -----------    ----------      ----------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations                   $11,080,926    16,227,280       3,312,727     509,676,538
                                      ===========    ==========      ==========    ============

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                   SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                                                 ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                      ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL  INDEX 400    REAL ESTATE
                                        BOND          MONEY        500       SECURITIES       BOND       MID-CAP     SECURITIES
                                      CLASS 2        MARKET      CLASS 2      CLASS 2       CLASS 2      CLASS 2       CLASS 2
                                    ------------  -----------  -----------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net   $ (2,306,067)    (758,471)  (1,261,789)    (935,393)    (770,663)     (647,575)    (545,813)
   Net realized gains (losses) on
      investments                      1,343,728           --      316,161    1,427,903    2,236,751       (81,063)  (1,404,842)
   Net change in unrealized
      appreciation or depreciation
      of investments                  23,123,724           --   27,221,071    3,936,094    7,052,791    15,747,052   11,645,824
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Net increase (decrease) in net
   assets resulting from operations   22,161,385     (758,471)  26,275,443    4,428,604    8,518,879    15,018,414    9,695,169
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         23,253,017   22,358,562    3,918,524    5,270,204    8,491,869     4,183,544    5,709,960
   Contract withdrawals and charges  (21,254,069) (43,495,596) (17,214,472) (15,034,051)  (8,491,682)   (5,706,987)  (7,252,123)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          8,252       12,897       20,682        3,455          554         1,783         (785)
   Annuity benefit payments             (220,263)     (70,214)    (209,451)    (175,957)     (39,930)      (39,008)     (67,786)
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Increase (decrease) in net assets
   from contract transactions          1,786,938  (21,194,351) (13,484,717)  (9,936,348)     (39,190)   (1,560,668)  (1,610,734)
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Increase (decrease) in net assets     23,948,323  (21,952,822)  12,790,726   (5,507,744)   8,479,689    13,457,746    8,084,435
Net assets at the beginning of year  162,840,509   81,565,810  118,329,030   75,249,958   56,503,162    44,016,480   40,752,236
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Net assets at the end of year       $186,788,832   59,612,988  131,119,756   69,742,214   64,982,851    57,474,226   48,836,671
                                    ============  ===========  ===========  ===========   ==========    ==========   ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                                                                       ALLIANCE     AMERICAN
                                     AIM V.I.     AIM V.I.     AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY    AMERICAN
                                      BASIC       CAPITAL       CORE     SMALL CAP  INTERNATIONAL    INCOME      CENTURY
                                     BALANCED   APPRECIATION    EQUITY     EQUITY       VALUE      AND GROWTH     ULTRA
                                    ----------  ------------  ---------  ---------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net   $   39,666     (52,667)       1,446    (55,484)       (937)        69,688    (431,552)
   Net realized gains (losses) on
      investments                     (483,965)   (305,855)     (10,426)   (55,164)    (65,927)      (171,768) (2,186,900)
   Net change in unrealized
      appreciation or depreciation
      of investments                   755,159   1,194,784      117,454  1,155,401     184,863        462,047  12,307,737
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Net increase (decrease) in net
   assets resulting from operations    310,860     836,262      108,474  1,044,753     117,999        359,967   9,689,285
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          156,871     389,454       78,436  2,740,461     252,407        125,438     914,600
   Contract withdrawals and charges   (297,250)   (684,071)     (68,794)  (147,960)    (64,981)      (302,111) (4,862,287)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --           9           --         --          --              7         344
   Annuity benefit payments                 --      (2,490)          --         --          --           (216)    (51,590)
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Increase (decrease) in net assets
   from contract transactions         (140,379)   (297,098)       9,642  2,592,501     187,426       (176,882) (3,998,933)
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Increase (decrease) in net assets      170,481     539,164      118,116  3,637,254     305,425        183,085   5,690,352
Net assets at the beginning of year  1,126,428   4,763,841      417,167  2,492,896     324,529      2,463,054  32,698,743
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Net assets at the end of year       $1,296,909   5,303,005      535,283  6,130,150     629,954      2,646,139  38,389,095
                                    ==========   =========    =========  =========    ========     ==========  ==========

                                                                        SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                                   AMERICAN    CREDIT SUISSE
                                      AMERICAN     CENTURY         TRUST                                               FIDELITY
                                      CENTURY    VP INFLATION  INTERNATIONAL  FIDELITY VIP  FIDELITY VIP FIDELITY VIP   HIGH
                                       VALUE      PROTECTION  EQUITY FLEX III  CONTRAFUND  EQUITY-INCOME    MID-CAP     INCOME
                                    -----------  ------------ --------------- ------------ ------------- ------------ ----------
Operations:
   Investment income (loss) - net   $   976,224       37,902        13,121       (118,242)      544,842     (329,265)    615,751
   Net realized gains (losses) on
      investments                    (2,175,476)     (71,621)      (98,689)    (5,160,827)   (8,807,935)  (2,636,530)   (115,844)
   Net change in unrealized
      appreciation or depreciation
      of investments                  5,549,990      504,631       301,353     17,240,519    30,370,612   14,463,729   1,548,142
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Net increase (decrease) in net
   assets resulting from operations   4,350,738      470,912       215,785     11,961,450    22,107,519   11,497,934   2,048,049
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         2,987,696    7,635,083       625,366      2,372,609     4,922,338    2,294,016   6,062,215
   Contract withdrawals and charges  (2,321,227)  (1,092,967)     (676,037)    (7,693,685)  (13,352,540)  (7,111,138)   (404,161)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           191           --            (1)        (3,708)        2,359        3,281          --
   Annuity benefit payments              (8,262)          --           (27)       (34,451)      (99,627)     (57,244)         --
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets
   from contract transactions           658,398    6,542,116       (50,698)    (5,359,235)   (8,527,470)  (4,871,085)  5,658,054
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets     5,009,136    7,013,028       165,087      6,602,215    13,580,049    6,626,849   7,706,103
Net assets at the beginning of year  25,033,415    3,874,597       807,441     40,927,704    83,389,905   34,594,716   2,709,193
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Net assets at the end of year       $30,042,551   10,887,625       972,528     47,529,919    96,969,954   41,221,565  10,415,296
                                    ===========   ==========    ==========     ==========    ==========   ==========  ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                     FRANKLIN                              TEMPLETON
                                    LARGE CAP     FRANKLIN      FRANKLIN   DEVELOPING   TEMPLETON    FRANKLIN    IBBOTSON
                                      GROWTH    MUTUAL SHARES     SMALL      MARKETS   GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                    SECURITIES   SECURITIES      MID CAP   SECURITIES   ALLOCATION     VALUE      GROWTH
                                    ----------  -------------  ----------  ------------------------  ---------  ----------
Operations:
   Investment income (loss) - net   $   (2,328)      44,642      (115,364)    839,935     563,194        5,983     (7,063)
   Net realized gains (losses) on
      investments                     (172,065)  (1,196,101)     (660,708) (4,000,397) (1,643,772)       8,770   (139,440)
   Net change in unrealized
      appreciation or depreciation
      of investments                   799,225    3,088,473     3,858,097  17,848,981   2,341,642    1,042,632    495,594
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Net increase (decrease) in net
   assets resulting from operations    624,832    1,937,014     3,082,025  14,688,519   1,261,064    1,057,385    349,091
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          476,451      869,812     1,377,406   4,358,628   1,112,979    2,109,214  1,024,446
   Contract withdrawals and charges   (491,015)  (2,248,758)   (2,160,525) (6,957,771) (1,640,748)    (268,583)  (565,561)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            2       (5,059)           --       9,419         263          390         --
   Annuity benefit payments               (138)      (1,768)           --     (47,743)     (5,836)      (7,601)        --
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Increase (decrease) in net assets
   from contract transactions          (14,700)  (1,385,773)     (783,119) (2,637,467)   (533,342)   1,833,420    458,885
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Increase (decrease) in net assets      610,132      551,241     2,298,906  12,051,052     727,722    2,890,805    807,976
Net assets at the beginning of year  2,394,098    9,426,809     7,977,310  22,945,107   6,633,870    2,099,929    831,533
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Net assets at the end of year       $3,004,230    9,978,050    10,276,216  34,996,159   7,361,592    4,990,734  1,639,509
                                    ==========   ==========    ==========  ==========  ==========    =========  =========

                                                   SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------
                                                                            IBBOTSON     JANUS        JANUS     JANUS ASPEN
                                      IBBOTSON     IBBOTSON     IBBOTSON     INCOME      ASPEN        ASPEN    INTERNATIONAL
                                      BALANCED   CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY        GROWTH
                                    -----------  ------------  ----------  ----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net   $  (100,143)     (28,425)    (109,343)    (46,727)    123,255    (355,101)     (671,831)
   Net realized gains (losses) on
      investments                      (198,467)     (46,151)    (428,056)   (144,936)    (40,728)   (157,599)    2,623,944
   Net change in unrealized
      appreciation or depreciation
      of investments                  4,833,499      488,675    4,964,061   1,409,235   1,733,246  10,206,481    37,213,185
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Net increase (decrease) in net
   assets resulting from operations   4,534,889      414,099    4,426,662   1,217,572   1,815,773   9,693,781    39,165,298
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        18,625,454    6,291,158   10,598,128  10,049,503   2,648,179   4,778,233     7,769,822
   Contract withdrawals and charges    (963,516)  (1,251,347)  (1,084,156) (1,357,589) (2,749,874) (5,496,338)  (13,600,860)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           --           --          --          --       1,578         2,735
   Annuity benefit payments                  --           --           --          --          --     (30,840)      (44,545)
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Increase (decrease) in net assets
   from contract transactions        17,661,938    5,039,811    9,513,972   8,691,914    (101,695)   (747,367)   (5,872,848)
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Increase (decrease) in net assets    22,196,827    5,453,910   13,940,634   9,909,486   1,714,078   8,946,414    33,292,450
Net assets at the beginning of year  11,557,250    1,740,048   11,082,378   5,340,597   9,393,404  22,841,114    53,430,276
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Net assets at the end of year       $33,754,077    7,193,958   25,023,012  15,250,083  11,107,482  31,787,528    86,722,726
                                    ===========   ==========   ==========  ==========  ==========  ==========   ===========


                                                               SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                                                                                   NEUBERGER
                                    JANUS ASPEN       MFS          MFS        MFS                      AMT     OPPENHEIMER
                                      MID CAP      INVESTORS     MID CAP      NEW          MFS      SOCIALLY     CAPITAL
                                       VALUE     GROWTH STOCK    GROWTH    DISCOVERY      VALUE    RESPONSIVE  APPRECIATION
                                    -----------  ------------  ----------  ----------  ----------  ----------  ------------
Operations:
   Investment income (loss) - net   $  (30,211)     (155,043)      (7,395)   (101,366)   (113,916)       172      (37,859)
   Net realized gains (losses) on
      investments                        1,019      (231,671)    (128,348)   (596,292)   (264,629)   (70,525)    (166,794)
   Net change in unrealized
      appreciation or depreciation
      of investments                   878,202     5,452,608      304,845   3,985,582   8,825,512    105,390    1,141,771
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Net increase (decrease) in net
   assets resulting from operations    849,010     5,065,894      169,102   3,287,924   8,446,967     35,037      937,118
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        1,799,036     3,436,040       64,904     577,970  12,206,102    106,784      437,409
   Contract withdrawals and charges   (125,324)     (935,820)    (122,511) (1,418,168) (1,382,165)   (96,959)    (743,714)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --             3           --          58          89         --           --
   Annuity benefit payments                 --        (3,308)          --     (16,688)    (13,266)        --           --
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Increase (decrease) in net assets
   from contract transactions        1,673,712     2,496,915      (57,607)   (856,829) 10,810,760      9,825     (306,305)
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Increase (decrease) in net assets    2,522,722     7,562,809      111,495   2,431,095  19,257,727     44,862      630,813
Net assets at the beginning of year  1,637,839    11,920,628      472,354   5,988,120  30,518,589    148,517    2,451,872
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Net assets at the end of year       $4,160,561    19,483,437      583,849   8,419,215  49,776,316    193,379    3,082,685
                                    ==========    ==========   ==========  ==========  ==========    =======    =========

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                  OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT
                                     OPPENHEIMER  MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW        EQUITY
                                     HIGH INCOME   SMALL CAP      GROWTH        INCOME        EQUITY     OPPORTUNITIES   INCOME
                                    ------------  -----------  -------------  ----------  -------------  -------------  ---------
Operations:
   Investment income (loss) - net   $   (244,894)     (1,901)      (11,487)      15,271       (90,838)       (2,978)       42,131
   Net realized gains (losses) on
      investments                    (13,116,430)    (25,859)       (7,402)    (880,135)     (495,595)      (69,019)     (522,048)
   Net change in unrealized
      appreciation or depreciation
      of investments                  17,283,321      86,975     1,331,105    1,070,005     1,872,918       138,604       877,957
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Net increase (decrease) in net
   assets resulting from operations    3,921,997      59,215     1,312,216      205,141     1,286,485        66,607       398,040
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          7,031,367     121,576       501,050      115,875       282,234        76,314       157,940
   Contract withdrawals and charges   (3,030,294)    (54,505)     (820,890)    (604,162)     (971,354)     (123,945)     (328,795)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             51          --            15           14            11            --            12
   Annuity benefit payments              (12,502)         --          (809)      (1,363)       (3,744)           --        (1,169)
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Increase (decrease) in net assets
   from contract transactions          3,988,622      67,071      (320,634)    (489,636)     (692,853)      (47,631)     (172,013)
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Increase (decrease) in net assets      7,910,619     126,286       991,582     (284,495)      593,632        18,976       226,027
Net assets at the beginning of year   12,331,928     133,567     3,893,368    1,461,765     6,272,223       288,490     1,611,623
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Net assets at the end of year       $ 20,242,547     259,853     4,884,950    1,177,270     6,865,855       307,466     1,837,650
                                    ============   =========     =========    =========     =========      ========     =========

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                                      VAN KAMPEN    VAN KAMPEN
                                                            VAN KAMPEN   VAN KAMPEN  UIF EMERGING     UIF US
                                     PUTNAM VT  VAN KAMPEN   EMERGING    GROWTH AND    MARKETS        MID CAP   IVY FUNDS VIP
                                      VOYAGER    COMSTOCK     GROWTH       INCOME       EQUITY         VALUE      BALANCED
                                    ----------  ----------  ----------  -----------  ------------   ----------  -------------
Operations:
   Investment income (loss) - net   $   (4,822)   118,055      (3,243)       63,773      (28,831)         (198)      768,376
   Net realized gains (losses) on
      investments                      (48,238)  (481,527)    (49,275)     (289,272)    (318,252)       (2,158)     (423,620)
   Net change in unrealized
      appreciation or depreciation
      of investments                   348,996  1,354,832     152,223       838,582    1,342,448        14,738     9,952,069
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Net increase (decrease) in net
   assets resulting from operations    295,936    991,360      99,705       613,083      995,365        12,382    10,296,825
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          444,241    354,132     230,330       537,410    1,532,852        30,277     2,066,450
   Contract withdrawals and charges   (190,029)  (752,044)   (132,577)     (565,608)    (258,581)       (6,463)  (18,100,356)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --         28          --            --           --            --       (63,178)
   Annuity benefit payments                 --     (2,586)         --            --           --            --      (376,028)
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions          254,212   (400,470)     97,753       (28,198)   1,274,271        23,814   (16,473,112)
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Increase (decrease) in net assets      550,148    590,890     197,458       584,885    2,269,636        36,196    (6,176,287)
Net assets at the beginning of year    523,404  4,105,291     126,389     2,749,148    1,046,315        14,939   104,444,512
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Net assets at the end of year       $1,073,552  4,696,181     323,847     3,334,033    3,315,951        51,135    98,268,225
                                    ==========  =========   =========   ===========    =========   ===========   ===========

See accompanying notes to financial statements.

                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------
                                                   IVY FUNDS VIP  IVY FUNDS VIP
                                    IVY FUNDS VIP  INTERNATIONAL    SMALL CAP    IVY FUNDS VIP
                                       GROWTH          VALUE         GROWTH          VALUE
                                    -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net   $ (1,315,518)      3,531,177       (418,218)       484,326
   Net realized gains (losses) on
      investments                      1,332,326       1,818,462     (3,908,670)    (4,525,074)
   Net change in unrealized
      appreciation or depreciation
      of investments                  32,357,215      42,062,598     17,734,923     18,325,171
                                    ------------    ------------    -----------    -----------
Net increase (decrease) in net
   assets resulting from operations   32,374,023      47,412,237     13,408,035     14,284,423
                                    ------------    ------------    -----------    -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          8,234,662       8,085,416      2,794,665      3,146,398
   Contract withdrawals and charges  (15,720,647)    (22,983,798)    (7,483,737)   (10,894,019)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period         12,563           5,375          6,033         (2,970)
   Annuity benefit payments             (177,001)       (181,510)       (80,371)       (73,034)
                                    ------------    ------------    -----------    -----------
Increase (decrease) in net assets
   from contract transactions         (7,650,423)    (15,074,517)    (4,763,410)    (7,823,625)
                                    ------------    ------------    -----------    -----------
Increase (decrease) in net assets     24,723,600      32,337,720      8,644,625      6,460,798
Net assets at the beginning of year  134,044,256     143,413,748     44,094,242     61,756,776
                                    ------------    ------------    -----------    -----------
Net assets at the end of year       $158,767,856     175,751,468     52,738,867     68,217,574
                                    ============    ============    ===========    ===========

                                               SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------
                                    IVY FUNDS VIP  IVY FUNDS VIP
                                      MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                       GROWTH          VALUE       CORE EQUITY
                                    -------------  -------------  -------------
Operations:
   Investment income (loss) - net        (153,378)      (726,057)      (71,548)
   Net realized gains (losses) on
      investments                        (534,753)    (3,628,236)     (663,790)
   Net change in unrealized
      appreciation or depreciation
      of investments                    4,334,971     17,444,093     4,036,247
                                      -----------    -----------   -----------
Net increase (decrease) in net
   assets resulting from operations     3,646,840     13,089,800     3,300,909
                                      -----------    -----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           1,524,234      2,292,156     2,357,839
   Contract withdrawals and charges    (1,947,251)    (8,669,090)   (2,688,844)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             721          2,778         2,923
   Annuity benefit payments                (6,902)       (57,308)      (32,826)
                                      -----------    -----------   -----------
Increase (decrease) in net assets
   from contract transactions            (429,198)    (6,431,463)     (360,907)
                                      -----------    -----------   -----------
Increase (decrease) in net assets       3,217,642      6,658,337     2,940,002
Net assets at the beginning of year     9,901,671     53,397,984    15,463,823
                                      -----------    -----------   -----------
Net assets at the end of year          13,119,313     60,056,321    18,403,825
                                      ===========    ===========   ===========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                                                                                        IVY FUNDS
                                    IVY FUNDS VIP IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP    VIP
                                       ASSET      INTERNATIONAL   SCIENCE &   IVY FUNDS VIP    DIVIDEND        HIGH       MONEY
                                      STRATEGY       GROWTH      TECHNOLOGY       BOND          INCOME        INCOME      MARKET
                                    ------------- ------------- ------------- ------------- ------------- ------------- ----------
Operations:
   Investment income (loss) - net   $ (1,247,168)       2,359      (422,794)      753,948       (61,361)    2,232,000      (44,067)
   Net realized gains (losses) on
      investments                      9,160,875     (495,699)      776,662        15,603      (126,295)     (932,576)          (2)
   Net change in unrealized
      appreciation or depreciation
      of investments                  15,275,043    4,499,485     9,272,338     1,043,147     2,145,932     9,570,812            2
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Net increase (decrease) in net
   assets resulting from operations   23,188,750    4,006,145     9,626,206     1,812,698     1,958,276    10,870,236      (44,067)
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         22,593,865    2,683,114     4,978,866     6,535,369     1,930,778     4,218,595    6,171,560
   Contract withdrawals and charges  (10,791,095)  (1,917,185)   (2,589,319)   (4,534,921)   (1,254,340)   (4,003,611)  (8,726,053)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          3,111        1,203           499           426           185           283           15
   Annuity benefit payments             (131,912)     (12,832)      (20,568)       (7,020)       (4,887)       (7,010)        (696)
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Increase (decrease) in net assets
   from contract transactions         11,673,969      754,300     2,369,478     1,993,854       671,736       208,257   (2,555,173)
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Increase (decrease) in net assets     34,862,719    4,760,445    11,995,684     3,806,552     2,630,012    11,078,493   (2,599,240)
Net assets at the beginning of year   97,714,391   16,233,840    22,555,230    32,722,740    11,085,937    24,628,412   13,121,956
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Net assets at the end of year       $132,577,110   20,994,285    34,550,914    36,529,292    13,715,949    35,706,905   10,522,716
                                    ============   ==========    ==========    ==========    ==========    ==========   ==========

See accompanying notes to financial statements.

                                                      SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------
                                    IVY FUNDS VIP IVY FUNDS VIP  IVY FUNDS VIP IVY FUNDS VIP
                                       MORTGAGE    REAL ESTATE  GLOBAL NATURAL    MID CAP
                                      SECURITIES    SECURITIES    RESOURCES       GROWTH
                                    ------------- ------------- -------------- -------------
Operations:
   Investment income (loss) - net   $   486,544       119,130       (460,064)     (156,520)
   Net realized gains (losses) on
      investments                      (259,244)     (749,898)    (1,636,598)         (635)
   Net change in unrealized
      appreciation or depreciation
      of investments                    613,575     2,515,464     17,129,527     4,141,569
                                    -----------    ----------     ----------    ----------
Net increase (decrease) in net
   assets resulting from operations     840,875     1,884,696     15,032,865     3,984,414
                                    -----------    ----------     ----------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         1,486,368     1,393,522      8,012,914     1,626,711
   Contract withdrawals and charges  (1,728,224)   (1,068,074)    (2,476,368)     (878,428)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            48           204             33           115
   Annuity benefit payments                (572)       (1,843)        (3,208)       (1,008)
                                    -----------    ----------     ----------    ----------
Increase (decrease) in net assets
   from contract transactions          (242,380)      323,809      5,533,371       747,390
                                    -----------    ----------     ----------    ----------
Increase (decrease) in net assets       598,495     2,208,505     20,566,236     4,731,804
Net assets at the beginning of year  12,880,886     8,340,289     19,153,273     8,655,382
                                    -----------    ----------     ----------    ----------
Net assets at the end of year       $13,479,381    10,548,794     39,719,509    13,387,186
                                    ===========    ==========     ==========    ==========

                                             SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP
                                    IVY FUNDS VIP  PATHFINDER     PATHFINDER
                                       ENERGY      AGGRESSIVE    CONSERVATIVE
                                    ------------- ---------------------------
Operations:
   Investment income (loss) - net       (83,344)      (23,036)     (156,505)
   Net realized gains (losses) on
      investments                       (61,808)      (26,738)      (27,074)
   Net change in unrealized
      appreciation or depreciation
      of investments                  2,048,162       464,173     2,171,591
                                      ---------    ----------    ----------
Net increase (decrease) in net
   assets resulting from operations   1,903,010       414,399     1,988,012
                                      ---------    ----------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         1,737,137     3,501,270    14,353,431
   Contract withdrawals and charges    (379,981)     (194,523)   (1,912,147)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            62            --            (3)
   Annuity benefit payments              (1,078)           --        (1,226)
                                      ---------    ----------    ----------
Increase (decrease) in net assets
   from contract transactions         1,356,140     3,306,747    12,440,055
                                      ---------    ----------    ----------
Increase (decrease) in net assets     3,259,150     3,721,146    14,428,067
Net assets at the beginning of year   4,401,263       804,674     3,546,357
                                      ---------    ----------    ----------
Net assets at the end of year         7,660,413     4,525,820    17,974,424
                                      =========    ==========    ==========

See accompanying notes to financial statements.

                                                      SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                    IVY FUNDS VIP     PATHFINDER     PATHFINDER
                                     PATHFINDER       MODERATELY     MODERATELY
                                      MODERATE        AGGRESSIVE   CONSERVATIVE       TOTAL
                                    -------------   -------------  -------------  -------------
Operations:
   Investment income (loss) - net   $  (649,477)        (766,426)     (251,435)      (4,999,230)
   Net realized gains (losses) on
      investments                        82,212          (54,027)     (557,086)     (47,892,128)
   Net change in unrealized
      appreciation or depreciation
      of investments                 11,648,191       17,047,733     4,121,248      562,567,896
                                    -----------      -----------    ----------    -------------
Net increase (decrease) in net
   assets resulting from operations  11,080,926       16,227,280     3,312,727      509,676,538
                                    -----------      -----------    ----------    -------------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        55,126,479       42,481,530    22,119,834      438,329,089
   Contract withdrawals and charges    (563,444)      (1,694,203)   (6,461,720)    (350,690,115)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --               --            --           29,353
   Annuity benefit payments                  --               --            --       (2,449,258)
                                    -----------      -----------    ----------    -------------
Increase (decrease) in net assets
   from contract transactions        54,563,035       40,787,327    15,658,114       85,219,069
                                    -----------      -----------    ----------    -------------
Increase (decrease) in net assets    65,643,961       57,014,607    18,970,841      594,895,607
Net assets at the beginning of year  23,397,108       43,493,673    10,450,054    1,989,973,383
                                    -----------      -----------    ----------    -------------
Net assets at the end of year       $89,041,069      100,508,280    29,420,895    2,584,868,990
                                    ===========      ===========    ==========    =============

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2008

                                                                     SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                 ADVANTUS      ADVANTUS     ADVANTUS        ADVANTUS    ADVANTUS
                                       ADVANTUS     ADVANTUS       INDEX       MORTGAGE   INTERNATIONAL    INDEX 400  REAL ESTATE
                                         BOND         MONEY        500        SECURITIES      BOND          MID-CAP    SECURITIES
                                       CLASS 2       MARKET       CLASS 2       CLASS 2      CLASS 2        CLASS 2     CLASS 2
                                    ------------  -----------  ------------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net   $ (2,658,791)     473,675    (1,912,413)  (1,312,665)     (781,407)     (768,090)    (817,708)
   Net realized gains (losses) on
      investments                      4,197,471           --     6,696,765    4,773,464     3,060,272     2,033,945    4,782,581
   Net change in unrealized
      appreciation or depreciation
      of investments                 (31,957,526)          --   (82,441,904) (17,615,254)     (891,661)  (25,897,284) (27,458,766)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Net increase (decrease) in net
   assets resulting from operations  (30,418,846)     473,675   (77,657,552) (14,154,455)    1,387,204   (24,631,429) (23,493,893)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         22,805,404   62,167,890     5,524,170    4,847,021    13,964,856    10,290,995    8,643,201
   Contract withdrawals and charges  (37,792,002) (41,247,191)  (33,160,476) (29,817,083)  (12,399,219)   (6,898,523) (13,033,943)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period        (18,336)      12,551        (2,682)     (21,003)        1,304         1,742        4,784
   Annuity benefit payments             (276,764)     (73,994)     (303,246)    (224,057)      (39,865)      (49,637)    (117,222)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets
   from contract transactions        (15,281,698)  20,859,256   (27,942,233) (25,215,121)    1,527,076     3,344,577   (4,503,180)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets    (45,700,544)  21,332,931  (105,599,785) (39,369,576)    2,914,280   (21,286,852) (27,997,073)
Net assets at the beginning of year  208,541,053   60,232,879   223,928,815  114,619,534    53,588,882    65,303,332   68,749,309
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Net assets at the end of year       $162,840,509   81,565,810   118,329,030   75,249,958    56,503,162    44,016,480   40,752,236
                                    ============  ===========  ============  ===========   ===========   ===========  ===========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                                                      ALLIANCE     AMERICAN
                                      AIM V.I.      AIM V.I.   AIM V.I.   AIM V.I.    BERNSTEIN     CENTURY     AMERICAN
                                       BASIC        CAPITAL      CORE    SMALL CAP  INTERNATIONAL    INCOME      CENTURY
                                     BALANCED    APPRECIATION   EQUITY     EQUITY       VALUE      AND GROWTH     ULTRA
                                    -----------  ------------  --------  ---------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net   $    43,589      (95,403)     2,471    (12,511)      (4,279)       12,881     (703,882)
   Net realized gains (losses) on
      investments                      (286,681)      (4,285)    16,647     (4,631)     (70,082)      427,320    7,313,528
   Net change in unrealized
      appreciation or depreciation
      of investments                   (576,054)  (3,574,872)  (233,607)  (556,450)    (223,248)   (1,964,810) (32,138,328)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Net increase (decrease) in net
   assets resulting from operations    (819,146)  (3,674,560)  (214,489)  (573,592)    (297,609)   (1,524,609) (25,528,682)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           155,673      834,908    158,958  3,101,691      402,043       478,363    2,226,615
   Contract withdrawals and charges    (360,602)  (1,280,466)  (208,381)   (52,215)    (581,438)     (997,993)  (9,197,253)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           12         --         --           --             9          301
   Annuity benefit payments                  --       (3,252)        --         --           --          (219)     (65,083)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Increase (decrease) in net assets
   from contract transactions          (204,929)    (448,798)   (49,423) 3,049,476     (179,395)     (519,840)  (7,035,420)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Increase (decrease) in net assets    (1,024,075)  (4,123,358)  (263,912) 2,475,884     (477,004)   (2,044,449) (32,564,102)
Net assets at the beginning of year   2,150,503    8,887,199    681,079     17,012      801,533     4,507,503   65,262,845
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Net assets at the end of year       $ 1,126,428    4,763,841    417,167  2,492,896      324,529     2,463,054   32,698,743
                                    ===========   ==========   ========  =========     ========    ==========  ===========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                   AMERICAN
                                      AMERICAN      CENTURY     CREDIT SUISSE                                             FIDELITY
                                       CENTURY    VP INFLATION      GLOBAL     FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    HIGH
                                       VALUE       PROTECTION     SMALL CAP     CONTRAFUND   EQUITY-INCOME     MID-CAP     INCOME
                                    ------------  ------------  -------------  ------------  -------------  ------------  ---------
Operations:
   Investment income (loss) - net   $    327,226       82,538         9,808       (410,190)     1,124,464      (613,009)    276,980
   Net realized gains (losses) on
      investments                      1,515,939     (146,784)     (158,423)       793,886     (1,943,001)   11,699,588     (46,631)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (12,455,756)    (211,702)     (698,462)   (35,018,573)   (63,251,811)  (37,093,722)   (909,841)
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Net increase (decrease) in net
   assets resulting from operations  (10,612,591)    (275,948)     (847,077)   (34,634,877)   (64,070,348)  (26,007,143)   (679,492)
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------

Contract transactions
   (notes 3 and 6):
   Contract purchase payments          1,829,533    5,283,299       723,872      4,045,882     13,964,219     2,617,812   3,199,072
   Contract withdrawals and charges   (7,314,285)  (1,423,343)   (1,174,353)   (15,101,181)   (12,563,054)  (13,622,589)   (111,551)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            213           --            (2)         2,039          2,308         3,686          --
   Annuity benefit payments               (8,940)          --           (29)       (51,824)      (149,927)      (83,628)         --
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Increase (decrease) in net assets
   from contract transactions         (5,493,479)   3,859,956      (450,512)   (11,105,084)     1,253,546   (11,084,719)  3,087,521
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Increase (decrease) in net assets    (16,106,070)   3,584,008    (1,297,589)   (45,739,961)   (62,816,802)  (37,091,862)  2,408,029
Net assets at the beginning of year   41,139,485      290,589     2,105,030     86,667,665    146,206,707    71,686,578     301,164
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Net assets at the end of year       $ 25,033,415    3,874,597       807,441     40,927,704     83,389,905    34,594,716   2,709,193
                                    ============   ==========    ==========    ===========    ===========   ===========   =========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                      FRANKLIN                                  TEMPLETON
                                     LARGE CAP      FRANKLIN                    DEVELOPING    TEMPLETON    FRANKLIN    IBBOTSON
                                      GROWTH     MUTUAL SHARES    FRANKLIN       MARKETS    GLOBAL ASSET   SMALL CAP  AGGRESSIVE
                                     SECURITIES    SECURITIES   SMALL MID CAP   SECURITIES   ALLOCATION     VALUE       GROWTH
                                    -----------  -------------  -------------  -----------  ------------  ----------  ----------
Operations:
   Investment income (loss) - net   $    (4,773)      216,376       (167,124)      525,331      890,755       (7,014)     (8,094)
   Net realized gains (losses) on
      investments                       183,525       718,174      1,494,641     9,734,894   (1,638,182)      12,795     (64,338)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (1,614,354)   (7,245,435)    (7,904,375)  (37,274,026)  (1,957,696)    (626,431)   (135,670)
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Net increase (decrease) in net
   assets resulting from operations  (1,435,602)   (6,310,885)    (6,576,858)  (27,013,801)  (2,705,123)    (620,650)   (208,102)
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           381,942     1,562,143      1,571,355     8,758,197    1,480,213    2,706,716   1,129,150
   Contract withdrawals and charges    (892,552)   (3,588,496)    (3,544,924)  (13,068,608)  (3,434,808)    (167,862)   (247,483)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             1           573             --        11,122          641        1,475          --
   Annuity benefit payments                (181)       (3,616)            --       (66,728)      (6,559)     (12,263)         --
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Increase (decrease) in net assets
   from contract transactions          (510,790)   (2,029,396)    (1,973,569)   (4,366,017)  (1,960,513)   2,528,066     881,667
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Increase (decrease) in net assets    (1,946,392)   (8,340,281)    (8,550,427)  (31,379,818)  (4,665,636)   1,907,416     673,565
Net assets at the beginning of year   4,340,490    17,767,090     16,527,737    54,324,925   11,299,506      192,513     157,968
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Net assets at the end of year       $ 2,394,098     9,426,809      7,977,310    22,945,107    6,633,870    2,099,929     831,533
                                    ===========    ==========     ==========   ===========   ==========    =========   =========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                            IBBOTSON     JANUS        JANUS      JANUS ASPEN
                                      IBBOTSON     IBBOTSON     IBBOTSON     INCOME      ASPEN        ASPEN     INTERNATIONAL
                                      BALANCED   CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY         GROWTH
                                    -----------  ------------  ----------  ----------  ----------  -----------  -------------
Operations:
   Investment income (loss) - net   $  (104,893)     (17,854)     (84,215)    (58,891)    123,709     (454,034)     (190,089)
   Net realized gains (losses) on
      investments                      (395,404)     (97,254)     (71,606)    (51,368)    982,153    1,548,280    16,884,756
   Net change in unrealized
      appreciation or depreciation
      of investments                 (1,592,556)     (34,316)  (2,402,557)   (588,519) (3,200,493) (19,712,643)  (71,123,704)
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Net increase (decrease) in net
   assets resulting from operations  (2,092,853)    (149,424)  (2,558,378)   (698,778) (2,094,631) (18,618,397)  (54,429,037)
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        11,463,821    3,228,370   12,718,211   6,040,876   2,823,728    9,672,609    18,644,308
   Contract withdrawals and charges  (1,722,956)  (1,428,460)    (322,869)   (723,608) (2,293,244)  (7,874,143)  (11,072,980)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           --           --          --          --        1,902         2,948
   Annuity benefit payments                  --           --           --          --          --      (54,727)      (59,330)
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Increase (decrease) in net assets
   from contract transactions         9,740,865    1,799,910   12,395,342   5,317,268     530,484    1,745,641     7,514,946
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Increase (decrease) in net assets     7,648,012    1,650,486    9,836,964   4,618,490  (1,564,147) (16,872,756)  (46,914,091)
Net assets at the beginning of year   3,909,238       89,562    1,245,414     722,107  10,957,551   39,713,870   100,344,367
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Net assets at the end of year       $11,557,250    1,740,048   11,082,378   5,340,597   9,393,404   22,841,114    53,430,276
                                    ===========   ==========   ==========   =========  ==========  ===========   ===========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                                                                                    NEUBERGER
                                    JANUS ASPEN       MFS         MFS         MFS                      AMT      OPPENHEIMER
                                      MID CAP      INVESTORS    MID CAP       NEW         MFS        SOCIALLY     CAPITAL
                                       VALUE     GROWTH STOCK    GROWTH    DISCOVERY     VALUE     RESPONSIVE  APPRECIATION
                                    -----------  ------------  ---------  ----------  -----------  ----------  ------------
Operations:
   Investment income (loss) - net    $   (5,212)    (138,638)    (11,321)   (133,003)    (140,732)     1,102       (53,157)
   Net realized gains (losses) on
      investments                        21,358      549,803      93,198   1,563,038    1,018,319     11,200        95,100
   Net change in unrealized
      appreciation or depreciation
      of investments                   (383,275)  (6,145,315)   (573,906) (5,582,854) (12,671,563)   (94,781)   (2,126,206)
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Net increase (decrease) in net
   assets resulting from operations    (367,129)  (5,734,150)   (492,029) (4,152,819) (11,793,976)   (82,479)   (2,084,263)
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         2,064,148    8,734,064     132,932     533,021   21,879,122    233,651       778,854
   Contract withdrawals and charges     (73,200)    (384,280)   (225,480) (1,904,552)  (1,248,679)   (14,624)     (864,936)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --          (61)         --         (72)          80         --            --
   Annuity benefit payments                  --       (5,103)         --     (24,766)     (16,120)        --            --
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Increase (decrease) in net assets
   from contract transactions         1,990,948    8,344,620     (92,548) (1,396,369)  20,614,403    219,027       (86,082)
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Increase (decrease) in net assets     1,623,819    2,610,470    (584,577) (5,549,188)   8,820,427    136,548    (2,170,345)
Net assets at the beginning of year      14,020    9,310,158   1,056,931  11,537,308   21,698,162     11,969     4,622,217
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Net assets at the end of year        $1,637,839   11,920,628     472,354   5,988,120   30,518,589    148,517     2,451,872
                                     ==========   ==========   =========  ==========  ===========    =======    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                  OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT     PUTNAM VT
                                     OPPENHEIMER  MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL      NEW            NEW
                                     HIGH INCOME   SMALL CAP      GROWTH        INCOME       EQUITY      OPPORTUNITIES     VALUE
                                    ------------  -----------  -------------  ----------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net   $  1,863,415     (1,094)        (44,425)      15,495        70,603        (6,495)       13,399
   Net realized gains (losses) on
      investments                     (1,777,014)    (3,427)        503,781      164,916     1,595,056        10,428        28,170
   Net change in unrealized
      appreciation or depreciation
      of investments                 (31,344,649)   (52,902)     (3,728,425)  (1,189,955)   (6,978,687)     (214,637)   (1,529,454)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Net increase (decrease) in net
   assets resulting from operations  (31,258,248)   (57,423)     (3,269,069)  (1,009,544)   (5,313,028)     (210,704)   (1,487,885)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          8,199,594    188,320         874,838      297,443       582,275        69,051       377,611
   Contract withdrawals and charges   (5,313,075)    (6,991)     (1,578,384)    (375,125)   (1,891,131)     (230,948)     (965,186)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             50         --             (13)           3            16            --           (29)
   Annuity benefit payments              (45,755)        --            (798)        (225)       (5,691)           --          (766)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Increase (decrease) in net assets
   from contract transactions          2,840,814    181,329        (704,357)     (77,904)   (1,314,531)     (161,897)     (588,370)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Increase (decrease) in net assets    (28,417,434)   123,906      (3,973,426)  (1,087,448)   (6,627,559)     (372,601)   (2,076,255)
Net assets at the beginning of year   40,749,362      9,661       7,866,794    2,549,213    12,899,782       661,091     3,687,878
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Net assets at the end of year       $ 12,331,928    133,567       3,893,368    1,461,765     6,272,223       288,490     1,611,623
                                    ============    =======      ==========   ==========    ==========      ========    ==========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                                                    VAN KAMPEN   VAN KAMPEN
                                                           VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                    PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND     MARKETS      MID CAP   IVY FUNDS VIP
                                     VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY        VALUE      BALANCED
                                    ---------  ----------  ----------  ----------  ------------  ----------  -------------
Operations:
   Investment income (loss) - net   $  (9,914)     52,152     (2,447)      14,169      (12,751)        (51)    (1,569,802)
   Net realized gains (losses) on
      investments                     (11,044)     23,089     (2,306)      (9,946)      79,536      (3,449)     2,516,804
   Net change in unrealized
      appreciation or depreciation
      of investments                 (308,359) (2,608,942)  (105,686)  (1,352,328)    (834,414)     (4,670)   (33,671,974)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Net increase (decrease) in net
   assets resulting from operations  (329,317) (2,533,701)  (110,439)  (1,348,105)    (767,629)     (8,170)   (32,724,972)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          90,100     711,144     55,413      913,693    1,676,452      51,191      3,083,448
   Contract withdrawals and charges  (139,697) (1,418,415)   (43,160)    (865,482)    (405,167)    (30,922)   (27,654,744)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          --         (24)        --           --           --          --         (8,542)
   Annuity benefit payments                --      (1,675)        --           --           --          --       (475,504)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Increase (decrease) in net assets
   from contract transactions         (49,597)   (708,970)    12,253       48,211    1,271,285      20,269    (25,055,342)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Increase (decrease) in net assets    (378,914) (3,242,671)   (98,186)  (1,299,894)     503,656      12,099    (57,780,314)
Net assets at the beginning of year   902,318   7,347,962    224,575    4,049,042      542,659       2,840    162,224,826
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Net assets at the end of year       $ 523,404   4,105,291    126,389    2,749,148    1,046,315      14,939    104,444,512
                                    =========  ==========   ========   ==========    =========     =======    ===========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP     IVY
                                    IVY FUNDS VIP INTERNATIONAL   SMALL CAP   IVY FUNDS VIP   MICRO-CAP     SMALL CAP    FUNDS VIP
                                        GROWTH        VALUE        GROWTH         VALUE        GROWTH         VALUE     CORE EQUITY
                                    ------------- ------------- ------------- ------------- ------------- ------------- -----------
Operations:
   Investment income (loss) - net    $ (2,383,985)   (1,689,231)    (823,382)     (886,676)     (216,440)     (818,610)    (261,578)
   Net realized gains (losses) on
      investments                       4,469,043     8,324,986   (2,735,205)     (404,036)      322,589      (584,453)     491,080
   Net change in unrealized
      appreciation or depreciation
      of investments                  (82,064,843) (116,214,280) (27,946,228)  (32,334,818)  (10,079,829)  (19,386,946)  (8,985,299)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Net increase (decrease) in net
   assets resulting from operations   (79,979,785) (109,578,525) (31,504,815)  (33,625,530)   (9,973,680)  (20,790,009)  (8,755,797)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          17,619,473    21,998,875    4,260,113    11,528,855     1,748,493     8,715,808    3,472,305
   Contract withdrawals and charges   (24,228,055)  (29,677,815) (11,361,380)  (12,930,206)   (3,710,902)  (13,320,171)  (3,932,903)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          (7,135)      (13,402)      (8,445)       10,524           836         8,100        3,736
   Annuity benefit payments              (248,372)     (245,975)    (103,082)      (97,281)      (11,378)      (72,618)     (52,373)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions          (6,864,089)   (7,938,317)  (7,212,794)   (1,488,108)   (1,972,951)   (4,668,881)    (509,235)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets     (86,843,874) (117,516,842) (38,717,609)  (35,113,638)  (11,946,631)  (25,458,890)  (9,265,032)
Net assets at the beginning of year   220,888,130   260,930,590   82,811,851    96,870,414    21,848,302    78,856,874   24,728,855
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Net assets at the end of year        $134,044,256   143,413,748   44,094,242    61,756,776     9,901,671    53,397,984   15,463,823
                                     ============  ============  ===========   ===========   ===========   ===========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                    IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP                IVY FUNDS    IVY FUNDS  IVY FUNDS VIP
                                        ASSET      INTERNATIONAL    SCIENCE &     IVY FUNDS  VIP DIVIDEND   VIP HIGH       MONEY
                                       STRATEGY        GROWTH       TECHNOLOGY    VIP BOND      INCOME       INCOME        MARKET
                                    -------------  -------------  -------------  ----------  ------------  ----------  -------------
Operations:
   Investment income (loss) - net    $ (1,307,494)     (289,043)      (464,781)    (473,109)    (206,246)    (247,579)       87,594
   Net realized gains (losses) on
      investments                      12,030,503     1,158,006        800,334     (398,843)     314,507     (821,623)           --
   Net change in unrealized
      appreciation or depreciation
      of investments                  (49,512,006)  (13,034,120)   (12,569,768)     331,322   (6,431,916)  (6,401,118)           --
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net
   assets resulting from operations   (38,788,997)  (12,165,157)   (12,234,215)    (540,630)  (6,323,655)  (7,470,320)       87,594
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          33,753,689     4,257,720      4,415,418    7,672,300    3,327,072    4,418,580     8,479,871
   Contract withdrawals and charges   (23,567,506)   (3,573,501)    (4,389,521)  (7,930,710)  (1,590,014)  (3,994,234)   (5,496,412)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           2,745           983            470          181          169          133            12
   Annuity benefit payments              (143,334)      (19,533)       (21,263)      (4,010)      (6,770)      (4,044)         (726)
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Increase (decrease) in net assets
   from contract transactions          10,045,594       665,669          5,104     (262,239)   1,730,457      420,435     2,982,745
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Increase (decrease) in net assets     (28,743,403)  (11,499,488)   (12,229,111)    (802,869)  (4,593,198)  (7,049,885)    3,070,339
Net assets at the beginning of year   126,457,794    27,733,328     34,784,341   33,525,609   15,679,135   31,678,297    10,051,617
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Net assets at the end of year        $ 97,714,391    16,233,840     22,555,230   32,722,740   11,085,937   24,628,412    13,121,956
                                     ============   ===========    ===========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                        IVY          IVY
                                     FUNDS VIP    FUNDS VIP    IVY FUNDS VIP   IVY FUNDS              IVY FUNDS VIP  IVY FUNDS VIP
                                      MORTGAGE   REAL ESTATE  GLOBAL NATURAL    VIP MID    IVY FUNDS    PATHFINDER    PATHFINDER
                                     SECURITIES   SECURITIES     RESOURCES    CAP GROWTH  VIP ENERGY   AGGRESSIVE*   CONSERVATIVE*
                                    -----------  -----------  --------------  ----------  ----------  -------------  -------------
Operations:
   Investment income (loss) - net   $   (71,497)    (111,120)       (47,853)    (161,820)    (85,152)      (5,015)        (12,057)
   Net realized gains (losses) on
      investments                      (343,432)     209,007      2,794,567      300,247     114,536      (23,511)        (15,568)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (1,552,760)  (4,811,356)   (32,311,756)  (5,134,111) (3,669,897)    (148,906)       (122,808)
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Net increase (decrease) in net
   assets resulting from operations  (1,967,689)  (4,713,469)   (29,565,042)  (4,995,684) (3,640,513)    (177,432)       (150,433)
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         4,154,842    2,390,081     11,463,564    1,968,457   2,703,779    1,059,072       3,816,686
   Contract withdrawals and charges  (3,430,450)  (1,541,600)    (5,750,283)    (828,353)   (729,337)     (76,966)       (119,896)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            45          293            147          119          --           --              --
   Annuity benefit payments                (633)      (3,115)        (3,993)      (1,249)         --           --              --
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Increase (decrease) in net assets
   from contract transactions           723,804      845,659      5,709,436    1,138,974   1,974,442      982,106       3,696,790
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Increase (decrease) in net assets    (1,243,885)  (3,867,810)   (23,855,606)  (3,856,710) (1,666,071)     804,674       3,546,357
Net assets at the beginning of year  14,124,771   12,208,099     43,008,879   12,512,092   6,067,334           --              --
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Net assets at the end of year       $12,880,886    8,340,289     19,153,273    8,655,382   4,401,263      804,674       3,546,357
                                    ===========   ==========    ===========   ==========  ==========    =========      ==========

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                                                      SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------
                                                   IVY FUNDS VIP  IVY FUNDS VIP
                                    IVY FUNDS VIP    PATHFINDER     PATHFINDER
                                       PATHFINDER    MODERATELY     MODERATELY
                                        MODERATE*   AGGRESSIVE*   CONSERVATIVE*      TOTAL
                                    -------------  -------------  -------------  --------------
Operations:
   Investment income (loss) - net    $   (87,540)      (181,756)       (30,557)     (17,951,160)
   Net realized gains (losses) on
      investments                         (4,645)       (58,644)        (7,258)     106,290,751
   Net change in unrealized
      appreciation or depreciation
      of investments                  (2,335,819)    (5,683,921)      (578,505)  (1,083,065,076)
                                     -----------     ----------     ----------   --------------
Net increase (decrease) in net
   assets resulting from operations   (2,428,004)    (5,924,321)      (616,320)    (994,725,485)
                                     -----------     ----------     ----------   --------------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         25,844,671     50,017,926     11,167,089      551,228,220
   Contract withdrawals and charges      (19,559)      (599,932)      (100,715)    (497,254,728)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --             --             --           (3,494)
   Annuity benefit payments                   --             --             --       (3,267,243)
                                     -----------     ----------     ----------   --------------
Increase (decrease) in net assets
   from contract transactions         25,825,112     49,417,994     11,066,374       50,702,754
                                     -----------     ----------     ----------   --------------
Increase (decrease) in net assets     23,397,108     43,493,673     10,450,054     (944,022,731)
Net assets at the beginning of year           --             --             --    2,933,996,114
                                     -----------     ----------     ----------   --------------
Net assets at the end of year        $23,397,108     43,493,673     10,450,054    1,989,973,383
                                     ===========     ==========     ==========   ==============

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2009 AND 2008

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eleven types of contracts consisting of eighty segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the eighty segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Ibbotson Funds, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger AMT Funds, Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Putnam Variable Trust, Van Kampen Funds and Ivy Funds VIP, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first-in first-out basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

During the years ended December 31, 2009 and 2008, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                          RECEIVING PORTFOLIO                      DATE MERGED
---------------------------------------   --------------------------------------   -------------
Waddell & Reed  Balanced                  Ivy Funds VIP Balanced                   July 31, 2008
Waddell & Reed  Growth                    Ivy Funds VIP Growth                     July 31, 2008
Waddell & Reed  International Value       Ivy Funds VIP International Value        July 31, 2008
Waddell & Reed  Small Cap Growth          Ivy Funds VIP Small Cap Growth           July 31, 2008
Waddell & Reed  Value                     Ivy Funds VIP Value                      July 31, 2008
Waddell & Reed  Micro-Cap Growth          Ivy Funds VIP Micro-Cap Growth           July 31, 2008
Waddell & Reed  Small Cap Value           Ivy Funds VIP Small Cap Value            July 31, 2008
Waddell & Reed  Core Equity               Ivy Funds VIP Core Equity                July 31, 2008
Waddell & Reed  Asset Strategy            Ivy Funds VIP Asset Strategy             July 31, 2008
Waddell & Reed  International Growth      Ivy Funds VIP International Growth       July 31, 2008
Waddell & Reed  Science & Technology      Ivy Funds VIP Science & Technology       July 31, 2008
Waddell & Reed Bond                       Ivy Funds VIP Bond                       July 31, 2008
Waddell & Reed Dividend Income            Ivy Funds VIP Dividend Income            July 31, 2008
Waddell & Reed High Income                Ivy Funds VIP High Income                July 31, 2008
Waddell & Reed Money Market               Ivy Funds VIP Money Market               July 31, 2008
Waddell & Reed Mortgage Securities        Ivy Funds VIP Mortgage Securities        July 31, 2008
Waddell & Reed Real Estate Securities     Ivy Funds VIP Real Estate Securities     July 31, 2008
Waddell & Reed Global Natural Resources   Ivy Funds VIP Global Natural Resources   July 31, 2008
Waddell & Reed Mid Cap Growth             Ivy Funds VIP Mid Cap Growth             July 31, 2008
Waddell & Reed Energy                     Ivy Funds VIP Energy                     July 31, 2008

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2009 and 2008, contingent deferred sales charges totaled $81,929 and $122,393, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2009 and 2008, contingent deferred sales charges totaled $256,848 and $426,171, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2009 and 2008, contingent deferred sales charges for all Advisor classes totaled $1,414,198 and $1,510,857, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2009 and 2008.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2009 and 2008.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2009 and 2008.

MULTIOPTION LEGEND:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2009 and 2008, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION EXTRA:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2009 and 2008, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2009 and 2008, contingent deferred sales charges totaled $571,329 and $581,786, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee ranging from 0.02 percent to 1.19 percent of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4) FAIR VALUE MEASUREMENTS

The Account has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Account's own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended December 31, 2009, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2009:

Advantus Bond Class 2                               $21,921,533
Advantus Money Market                                22,249,121
Advantus Index 500 Class 2                            3,788,633
Advantus Mortgage Securities Class 2                  4,979,775
Advantus International Bond Class 2                   8,118,931
Advantus Index 400 Mid-Cap Class 2                    3,908,898
Advantus Real Estate Securities Class 2               5,511,762
AIM V.I. Basic Balanced                                 210,601
AIM V.I. Capital Appreciation                           379,014
AIM V.I. Core Equity                                     84,820
AIM V.I. Small Cap Equity                             2,692,983
Alliance Bernstein International Value                  256,588
American Century Income and Growth                      223,933
American Century Ultra                                  901,273
American Century Value                                4,115,279
American Century VP Inflation Protection              7,688,133
Credit Suisse Trust International Equity Flex III       644,672
Fidelity VIP Contrafund                               2,687,603
Fidelity VIP Equity-Income                            6,419,911
Fidelity VIP Mid-Cap                                  2,475,540
Fidelity High Income                                  6,693,825
Franklin Large Cap Growth Securities                    501,578
Franklin Mutual Shares Securities                     1,000,775
Franklin Small Mid Cap                                1,342,273
Templeton Developing Markets Securities               5,585,404
Templeton Global Asset Allocation                     1,826,207
Franklin Small Cap Value                              2,284,147
Ibbotson Aggressive Growth                            1,021,016
Ibbotson Balanced                                    18,414,235
Ibbotson Conservative                                 6,262,763
Ibbotson Growth                                      10,467,715
Ibbotson Income and Growth                            9,981,352
Janus Aspen Balanced                                  3,141,106
Janus Aspen Forty                                     4,613,867
Janus Aspen International Growth                      9,712,224
Janus Aspen Mid Cap Value                             1,848,231
MFS Investors Growth Stock                            3,362,284
MFS Mid Cap Growth                                       63,892
MFS New Discovery                                       551,669
MFS Value                                            12,197,696
Neuberger AMT Socially Responsive                       109,077
Oppenheimer Capital Appreciation                        428,944

Oppenheimer High Income                               6,923,269
Oppenheimer Main Street Small Cap                       121,872
Oppenheimer International Growth                        536,157
Putnam VT Growth and Income                             144,110
Putnam VT International Equity                          263,783
Putnam VT New Opportunities                              76,552
Putnam VT Equity Income                                 220,197
Putnam VT Voyager                                       446,756
Van Kampen Comstock                                     518,440
Van Kampen Emerging Growth                              229,716
Van Kampen Growth and Income                            629,800
Van Kampen UIF Emerging Markets Equity                1,510,619
Van Kampen UIF US Mid Cap Value                          30,533
Ivy Funds VIP Balanced                                4,504,837
Ivy Funds VIP Growth                                 11,985,644
Ivy Funds VIP International Value                    22,076,853
Ivy Funds VIP Small Cap Growth                        2,842,916
Ivy Funds VIP Value                                   4,241,169
Ivy Funds VIP Micro-Cap Growth                        1,467,982
Ivy Funds VIP Small Cap Value                         2,116,263
Ivy Funds VIP Core Equity                             2,427,020
Ivy Funds VIP Asset Strategy                         32,621,185
Ivy Funds VIP International Growth                    2,805,967
Ivy Funds VIP Science & Technology                    6,455,931
Ivy Funds VIP Bond                                    7,438,908
Ivy Funds VIP Dividend Income                         1,950,444
Ivy Funds VIP High Income                             6,718,518
Ivy Funds VIP Money Market                            6,214,340
Ivy Funds VIP Mortgage Securities                     2,049,666
Ivy Funds VIP Real Estate Securities                  1,585,115
Ivy Funds VIP Global Natural Resources                7,693,430
Ivy Funds VIP Mid Cap Growth                          1,560,002
Ivy Funds VIP Energy                                  1,685,917
Ivy Funds VIP Pathfinder Aggressive                   3,515,397
Ivy Funds VIP Pathfinder Conservative                14,335,174
Ivy Funds VIP Pathfinder Moderate                    54,801,556
Ivy Funds VIP Pathfinder Moderately Aggressive       42,586,639
Ivy Funds VIP Pathfinder Moderately Conservative     22,061,788

(6) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2009 and 2008 were as follows:

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                                                          ADVANTUS       ADVANTUS        ADVANTUS
                                            ADVANTUS       ADVANTUS        INDEX         MORTGAGE     INTERNATIONAL
                                              BOND          MONEY           500         SECURITIES         BOND
                                            CLASS 2         MARKET        CLASS 2        CLASS 2         CLASS 2
                                          -----------    -----------    -----------    -----------    -------------
Units outstanding at
   December 31, 2007                      145,226,521     46,884,970     84,519,950     68,242,542      41,431,353
      Contract purchase
         payments                          19,181,356     48,066,674      2,543,254      3,896,132      11,665,247
      Contract terminations, withdrawal
         payments and charges             (27,241,995)   (32,490,869)   (14,548,376)   (18,568,470)     (9,803,396)
                                          -----------    -----------    -----------    -----------      ----------
Units outstanding at
   December 31, 2008                      137,165,882     62,460,775     72,514,828     53,570,204      43,293,204
      Contract purchase
         payments                          19,665,471     18,272,903      2,173,053      4,631,724       6,440,859
      Contract terminations, withdrawal
         payments and charges             (15,933,781)   (33,789,231)    (9,910,870)   (10,104,759)     (6,348,778)
                                          -----------    -----------    -----------    -----------      ----------
Units outstanding at
   December 31, 2009                      140,897,572     46,944,447     64,777,011     48,097,169      43,385,285
                                          ===========    ===========    ===========    ===========      ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                            ADVANTUS       ADVANTUS
                                           INDEX 400     REAL ESTATE      AIM V.I.       AIM V.I.        AIM V.I.
                                            MID-CAP       SECURITIES       BASIC         CAPITAL           CORE
                                            CLASS 2        CLASS 2        BALANCED     APPRECIATION       EQUITY
                                          -----------    -----------    -----------    -----------    -------------
Units outstanding at
   December 31, 2007                       32,557,968     28,213,414     1,635,426       5,401,297       491,374
      Contract purchase
         payments                           6,643,677      4,581,871       128,441         679,953       123,189
      Contract terminations, withdrawal
         payments and charges              (3,785,807)    (5,813,924)     (354,878)       (985,663)     (189,481)
                                           ----------     ----------     ---------       ---------      --------
Units outstanding at
   December 31, 2008                       35,415,838     26,981,361     1,408,989       5,095,587       425,082
      Contract purchase
         payments                           3,083,101      4,585,231       174,832         403,472        74,084
      Contract terminations, withdrawal
         payments and charges              (4,111,797)    (4,991,242)     (356,880)       (752,058)      (68,048)
                                           ----------     ----------     ---------       ---------      --------
Units outstanding at
   December 31, 2009                       34,387,142     26,575,350     1,226,941       4,747,001       431,118
                                           ==========     ==========     =========       =========      ========

                                                                       SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------
                                                             ALLIANCE          AMERICAN
                                            AIM V.I.         BERNSTEIN         CENTURY          AMERICAN        AMERICAN
                                            SMALL CAP      INTERNATIONAL        INCOME          CENTURY          CENTURY
                                             EQUITY            VALUE          AND GROWTH         ULTRA            VALUE
                                          ------------    ---------------    ------------    -------------    ------------
Units outstanding at
   December 31, 2007                           18,445          869,782        2,953,275        44,724,508      26,229,715
      Contract purchase
         payments                           4,045,618          584,772          350,330         2,097,265       1,270,362
      Contract terminations, withdrawal
         payments and charges                 (76,494)        (691,606)        (816,425)       (7,962,387)     (5,465,156)
                                            ---------        ---------        ---------        ----------      ----------
Units outstanding at
   December 31, 2008                        3,987,569          762,948        2,487,180        38,859,386      22,034,921
      Contract purchase
         payments                           4,463,745          487,447          131,150         1,022,740       2,528,093
      Contract terminations, withdrawal
         payments and charges                (242,587)        (134,834)        (328,303)       (5,543,245)     (2,263,788)
                                            ---------        ---------        ---------        ----------      ----------
Units outstanding at
   December 31, 2009                        8,208,727        1,115,561        2,290,027        34,338,881      22,299,226
                                            =========        =========        =========        ==========      ==========

                                                                       SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------------
                                            AMERICAN       CREDIT SUISSE
                                            CENTURY            TRUST
                                          VP INFLATION     INTERNATIONAL     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                           PROTECTION     EQUITY FLEX III     CONTRAFUND     EQUITY-INCOME      MID-CAP
                                          ------------    ---------------    ------------    -------------    ------------
Units outstanding at
   December 31, 2007                          277,346        2,945,080        48,805,678       90,431,982      28,299,215
      Contract purchase
         payments                           4,951,066        1,245,087         2,667,067       11,022,997       1,336,543
      Contract terminations, withdrawal
         payments and charges              (1,425,219)      (2,057,957)      (11,353,629)     (10,686,930)     (6,703,877)
                                           ----------       ----------       -----------      -----------      ----------
Units outstanding at
   December 31, 2008                        3,803,193        2,132,210        40,119,116       90,768,049      22,931,881
      Contract purchase
         payments                           7,087,982        1,299,320         1,987,361        5,563,641       1,338,267
      Contract terminations, withdrawal
         payments and charges              (1,079,327)      (1,470,112)       (7,747,403)     (14,307,142)     (4,449,701)
                                           ----------       ----------       -----------      -----------      ----------
Units outstanding at
   December 31, 2009                        9,811,848        1,961,418        34,359,074       82,024,548      19,820,447
                                           ==========       ==========       ===========      ===========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------
                                                           FRANKLIN                                        TEMPLETON
                                            FIDELITY      LARGE CAP        FRANKLIN                        DEVELOPING
                                              HIGH          GROWTH      MUTUAL SHARES      FRANKLIN         MARKETS
                                             INCOME       SECURITIES      SECURITIES     SMALL MID CAP     SECURITIES
                                          ------------    ----------    -------------    -------------    ------------
Units outstanding at
   December 31, 2007                          306,234     3,040,952      10,454,284       15,600,282       19,871,805
      Contract purchase
         payments                           3,563,640       323,213       1,064,528        1,821,526        3,935,574
      Contract terminations, withdrawal
         payments and charges                (145,353)     (774,201)     (2,641,616)      (4,279,793)      (6,526,054)
                                           ----------     ---------      ----------       ----------       ----------
Units outstanding at
   December 31, 2008                        3,724,521     2,589,964       8,877,196       13,142,015       17,281,325
      Contract purchase
         payments                           6,863,370       461,101         789,495        1,906,310        2,809,055
      Contract terminations, withdrawal
         payments and charges                (486,823)     (516,609)     (2,156,469)      (3,361,091)      (4,650,524)
                                           ----------     ---------      ----------       ----------       ----------
Units outstanding at
   December 31, 2009                       10,101,068     2,534,456       7,510,222       11,687,234       15,439,856
                                           ==========     =========      ==========       ==========       ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------
                                            TEMPLETON      FRANKLIN        IBBOTSON
                                          GLOBAL ASSET     SMALL CAP      AGGRESSIVE        IBBOTSON        IBBOTSON
                                           ALLOCATION        VALUE          GROWTH          BALANCED      CONSERVATIVE
                                          ------------    ----------    -------------    -------------    ------------
Units outstanding at
   December 31, 2007                        6,932,449       211,401         168,136        4,019,160           88,584
      Contract purchase
         payments                             978,775     3,495,082       1,595,733       14,034,612        3,293,103
      Contract terminations, withdrawal
         payments and charges              (2,460,146)     (221,895)       (350,196)      (2,220,422)      (1,528,091)
                                           ----------     ---------       ---------       ----------       ----------
Units outstanding at
   December 31, 2008                        5,451,078     3,484,588       1,413,673       15,833,350        1,853,596
      Contract purchase
         payments                             845,516     3,425,289       1,743,092       24,618,585        6,671,779
      Contract terminations, withdrawal
         payments and charges              (1,314,557)     (420,779)       (940,616)      (1,286,826)      (1,358,104)
                                           ----------     ---------       ---------       ----------       ----------
Units outstanding at
   December 31, 2009                        4,982,037     6,489,098       2,216,149       39,165,109        7,167,271
                                           ==========     =========       =========       ==========       ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                                           IBBOTSON       JANUS         JANUS        JANUS ASPEN
                                           IBBOTSON         INCOME        ASPEN         ASPEN       INTERNATIONAL
                                            GROWTH        AND GROWTH     BALANCED       FORTY           GROWTH
                                          -----------    ------------   ----------    ----------    -------------
Units outstanding at
   December 31, 2007                        1,310,459        729,571     7,373,611    28,478,032    40,245,482
      Contract purchase
         payments                          16,372,224      6,511,683     1,974,282     7,053,823     8,453,163
      Contract terminations, withdrawal
         payments and charges                (423,956)      (804,632)   (1,733,284)   (7,156,150)   (7,416,081)
                                           ----------     ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2008                       17,258,727      6,436,622     7,614,609    28,375,705    41,282,564
      Contract purchase
         payments                          16,045,468     11,609,032     1,881,715     4,568,792     5,164,144
      Contract terminations, withdrawal
         payments and charges              (1,661,098)    (1,624,067)   (2,225,423)   (6,292,843)   (8,629,303)
                                           ----------     ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2009                       31,643,097     16,421,587     7,270,901    26,651,654    37,817,405
                                           ==========     ==========    ==========    ==========    ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                          JANUS ASPEN        MFS            MFS           MFS
                                            MID CAP        INVESTORS      MID CAP         NEW            MFS
                                             VALUE       GROWTH STOCK     GROWTH       DISCOVERY        VALUE
                                          -----------    ------------   ----------    ----------    -------------
Units outstanding at
   December 31, 2007                          14,800       6,385,813      724,356      7,675,209     12,264,716
      Contract purchase
         payments                          2,516,195       6,990,477      131,117        495,692     14,464,018
      Contract terminations, withdrawal
         payments and charges               (104,057)       (360,155)    (192,350)    (1,485,000)      (989,569)
                                           ---------      ----------     --------     ----------     ----------
Units outstanding at
   December 31, 2008                       2,426,938      13,016,135      663,123      6,685,901     25,739,165
      Contract purchase
         payments                          2,459,108       3,376,502       87,043        499,297     10,122,068
      Contract terminations, withdrawal
         payments and charges               (190,900)       (951,432)    (158,817)    (1,314,727)    (1,222,188)
                                           ---------      ----------     --------     ----------     ----------
 Units outstanding at
   December 31, 2009                       4,695,146      15,441,205      591,349      5,870,471     34,639,045
                                           =========      ==========     ========     ==========     ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------
                                          NEUBERGER
                                             AMT        OPPENHEIMER                    OPPENHEIMER    OPPENHEIMER
                                           SOCIALLY       CAPITAL       OPPENHEIMER    MAIN STREET   INTERNATIONAL
                                          RESPONSIVE    APPRECIATION    HIGH INCOME     SMALL CAP       GROWTH
                                          ----------   -------------   -------------   -----------   -------------
Units outstanding at
   December 31, 2007                         12,411      3,059,341       29,758,272       10,657       3,248,598
      Contract purchase
         payments                           264,221        649,421       17,455,773      241,123         424,840
      Contract terminations, withdrawal
         payments and charges               (19,376)      (721,878)      (4,757,487)     (11,341)       (848,259)
                                           --------      ---------      -----------      -------       ---------
Units outstanding at
   December 31, 2008                        257,256      2,986,884       42,456,558      240,439       2,825,179
      Contract purchase
         payments                           162,152        439,024       23,887,501      202,291         306,198
      Contract terminations, withdrawal
         payments and charges              (161,247)      (805,321)     (10,358,156)     (96,882)       (580,610)
                                           --------      ---------      -----------      -------       ---------
Units outstanding at
   December 31, 2009                        258,161      2,620,587       55,985,903      345,848       2,550,767
                                           ========      =========      ===========      =======       =========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT       PUTNAM VT      PUTNAM VT
                                          GROWTH AND   INTERNATIONAL        NEW           EQUITY       PUTNAM VT
                                            INCOME         EQUITY      OPPORTUNITIES      INCOME        VOYAGER
                                          ----------   -------------   -------------   -----------   -------------
Units outstanding at
   December 31, 2007                       1,817,124     6,299,982        419,456       2,375,183       705,995
      Contract purchase
         payments                            266,630       407,240         46,987         312,044        94,361
      Contract terminations, withdrawal
         payments and charges               (373,944)   (1,176,882)      (162,324)       (779,750)     (146,785)
                                           ---------    ----------       --------       ---------      --------
Units outstanding at
   December 31, 2008                       1,709,810     5,530,340        304,119       1,907,477       653,571
      Contract purchase
         payments                            134,420       261,166         72,972         173,540       391,517
      Contract terminations, withdrawal
         payments and charges               (755,751)     (879,784)      (125,990)       (379,890)     (208,173)
                                           ---------    ----------       --------       ---------      --------
 Units outstanding at
   December 31, 2009                       1,088,479     4,911,722        251,101       1,701,127       836,915
                                           =========    ==========       ========       =========      ========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                                            VAN KAMPEN      VAN KAMPEN
                                                            VAN KAMPEN      VAN KAMPEN     UIF EMERGING       UIF US
                                            VAN KAMPEN       EMERGING       GROWTH AND       MARKETS         MID CAP
                                             COMSTOCK         GROWTH          INCOME          EQUITY          VALUE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                        4,535,803        143,628        2,351,636         560,416         3,000
      Contract purchase
         payments                             522,833         52,094          644,289       2,491,032        64,337
      Contract terminations, withdrawal
         payments and charges              (1,063,583)       (34,969)        (612,134)       (523,256)      (40,102)
                                           ----------       --------        ---------       ---------       -------
Units outstanding at
   December 31, 2008                        3,995,053        160,753        2,383,791       2,528,192        27,235
      Contract purchase
         payments                             348,252        226,838          462,402       2,732,122        51,376
      Contract terminations, withdrawal
         payments and charges                (741,318)      (136,022)        (488,711)       (493,765)      (10,832)
                                           ----------       --------        ---------       ---------       -------
Units outstanding at
   December 31, 2009                        3,601,987        251,569        2,357,482       4,766,549        67,779
                                           ==========       ========        =========       =========       =======

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                          IVY FUNDS VIP   IVY FUNDS VIP
                                          IVY FUNDS VIP   IVY FUNDS VIP   INTERNATIONAL     SMALL CAP     IVY FUNDS VIP
                                            BALANCED          GROWTH          VALUE          GROWTH           VALUE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                        50,447,892     103,557,941      90,422,803      41,103,063     57,900,115
      Contract purchase
         payments                            2,104,829      13,584,157      12,785,166       3,358,779      9,654,872
      Contract terminations, withdrawal
         payments and charges              (10,520,791)    (12,095,085)    (11,659,334)     (6,932,110)    (8,396,505)
                                           -----------     -----------     -----------      ----------     ----------
Units outstanding at
   December 31, 2008                        42,031,930     105,047,013      91,548,635      37,529,732     59,158,482
      Contract purchase
         payments                            1,427,161       7,661,527       5,457,370       2,481,020      3,165,392
      Contract terminations, withdrawal
         payments and charges               (7,563,437)    (10,119,147)    (13,174,106)     (5,622,251)    (9,588,073)
                                           -----------     -----------     -----------      ----------     ----------
 Units outstanding at
   December 31, 2009                        35,895,654     102,589,393      83,831,899      34,388,501     52,735,801
                                           ===========     ===========     ===========      ==========     ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP   IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP
                                            MICRO-CAP       SMALL CAP     IVY FUNDS VIP       ASSET       INTERNATIONAL
                                             GROWTH           VALUE        CORE EQUITY      STRATEGY          GROWTH
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                       11,925,622       47,271,321      17,320,462      52,183,053      14,528,126
      Contract purchase
         payments                           1,348,085        6,744,382       2,717,306      14,550,110       2,765,455
      Contract terminations, withdrawal
         payments and charges              (2,572,200)      (9,069,577)     (3,478,484)    (11,674,969)     (2,333,688)
                                           ----------       ----------      ----------     -----------      ----------
Units outstanding at
   December 31, 2008                       10,701,507       44,946,126      16,559,284      55,058,194      14,959,893
      Contract purchase
         payments                           1,443,873        1,892,668       2,308,919      11,416,415       2,317,758
      Contract terminations, withdrawal
         payments and charges              (1,786,450)      (6,796,334)     (2,983,184)     (5,929,782)     (1,753,026)
                                           ----------       ----------      ----------     -----------      ----------
 Units outstanding at
   December 31, 2009                       10,358,930       40,042,460      15,885,019      60,544,827      15,524,625
                                           ==========       ==========      ==========     ===========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP
                                            SCIENCE &     IVY FUNDS VIP      DIVIDEND         HIGH            MONEY
                                           TECHNOLOGY          BOND           INCOME         INCOME          MARKET
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                       19,221,599       30,228,563      9,777,825      26,091,156       9,354,619
      Contract purchase
         payments                           2,828,254        6,934,743      2,396,170       3,837,035       7,841,844
      Contract terminations, withdrawal
         payments and charges              (2,916,205)      (7,380,513)    (1,250,302)     (3,656,104)     (5,094,456)
                                           ----------       ----------     ----------      ----------      ----------
Units outstanding at
   December 31, 2008                       19,133,648       29,782,793     10,923,693      26,272,087      12,102,007
      Contract purchase
         payments                           3,522,565        5,759,908      1,943,561       3,749,499       5,691,147
      Contract terminations, withdrawal
         payments and charges              (2,009,643)      (4,127,592)    (1,258,101)     (3,680,436)     (8,064,248)
                                           ----------       ----------     ----------      ----------      ----------
 Units outstanding at
   December 31, 2009                       20,646,570       31,415,109     11,609,153      26,341,150       9,728,906
                                           ==========       ==========     ==========      ==========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP
                                            MORTGAGE       REAL ESTATE    GLOBAL NATURAL     MID CAP      IVY FUNDS VIP
                                           SECURITIES       SECURITIES       RESOURCES        GROWTH         ENERGY
                                          -------------   -------------   --------------  -------------   -------------
Units outstanding at
   December 31, 2007                       12,734,823       7,952,898       19,598,260      8,723,502       4,393,771
      Contract purchase
         payments                           3,809,279       1,805,281        7,006,493      1,569,061       2,248,445
      Contract terminations, withdrawal
         payments and charges              (3,338,897)     (1,156,684)      (3,679,914)      (710,754)       (649,140)
                                           ----------      ----------       ----------     ----------       ---------
Units outstanding at
   December 31, 2008                       13,205,205       8,601,495       22,924,839      9,581,809       5,993,076
      Contract purchase
         payments                           1,465,052       1,605,224        7,173,014      1,539,599       1,988,946
      Contract terminations, withdrawal
         payments and charges              (1,758,581)     (1,295,530)      (2,382,818)      (889,965)       (463,536)
                                           ----------      ----------       ----------     ----------       ---------
 Units outstanding at
   December 31, 2009                       12,911,676       8,911,189       27,715,035     10,231,443       7,518,486
                                           ==========      ==========       ==========     ==========       =========

                                                                      SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                                          IVY FUNDS VIP   IVY FUNDS VIP
                                          IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP     PATHFINDER      PATHFINDER
                                            PATHFINDER     PATHFINDER      PATHFINDER       MODERATELY      MODERATELY
                                            AGGRESSIVE    CONSERVATIVE      MODERATE        AGGRESSIVE     CONSERVATIVE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                               --              --               --              --             --
      Contract purchase
         payments                           1,206,484       4,261,657       29,505,029      57,854,627     12,724,000
      Contract terminations, withdrawal
         payments and charges                (101,207)       (139,439)         (24,817)       (661,089)      (108,148)
                                            ---------      ----------       ----------     -----------     ----------
Units outstanding at
   December 31, 2008                        1,105,277       4,122,218       29,480,212      57,193,538     12,615,852
      Contract purchase
         payments                           4,247,670      16,719,483       67,524,285      55,814,108     26,419,061
      Contract terminations, withdrawal
         payments and charges                (248,572)     (2,112,142)        (695,628)     (2,135,819)    (7,794,796)
                                            ---------      ----------       ----------     -----------     ----------
 Units outstanding at
   December 31, 2009                        5,104,375      18,729,559       96,308,869     110,871,827     31,240,117
                                            =========      ==========       ==========     ===========     ==========

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2009, 2008, 2007, 2006, and 2005 is as follows:

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Advantus Bond Class 2
        2009                       140,897,572   0.82 to 3.85  186,788,832       0.00%        0.15% to 2.95%      12.21% to 15.39%
        2008                       137,165,882   0.83 to 3.34  162,840,509       0.00%        0.15% to 2.70%     -16.04% to -13.65%
        2007                       145,226,521   0.99 to 3.86  208,541,053       0.00%        0.15% to 2.70%      -0.70% to 2.14%
        2006                       118,178,885   1.05 to 3.78  182,325,693       0.00%        0.15% to 2.65%       1.93% to 4.50%
        2005                       101,069,224   1.03 to 3.62  167,438,312       0.00%        0.15% to 2.65%      -0.23% to 2.29%
Advantus Money Market
        2009                        46,944,447   0.81 to 2.37   59,612,988       0.30%        0.15% to 2.95%      -2.64% to 0.12%
        2008                        62,460,775   1.00 to 2.37   81,565,810       1.99%        0.15% to 2.70%       1.58% to 4.48%
        2007                        46,884,970   1.00 to 2.33   60,232,879       4.49%        0.15% to 2.65%       1.67% to 4.23%
        2006                        34,943,613   0.99 to 2.23   44,361,121       4.31%        0.15% to 2.65%      -0.22% to 2.29%
        2005                        30,281,643   0.97 to 2.14   38,026,666       2.43%        0.15% to 2.65%      -1.88% to 0.60%
Advantus Index 500 Class 2
        2009                        64,777,011   0.75 to 4.90  131,119,756       0.00%        0.15% to 2.65%      22.21% to 25.68%
        2008                        72,514,828   0.66 to 3.90  118,329,030       0.00%        0.15% to 2.65%     -39.04% to -37.30%
        2007                        84,519,950   1.07 to 6.22  223,928,815       0.00%        0.15% to 2.65%       1.95% to 4.87%
        2006                        96,852,057   1.03 to 5.93  247,358,600       0.00%        0.15% to 2.65%      12.23% to 15.06%
        2005                       108,424,751   0.91 to 5.15  251,778,154       0.00%        0.15% to 2.65%       1.71% to 4.27%
Advantus Mortgage Securities
   Class 2
        2009                        48,097,169   0.78 to 3.92   69,742,214       0.00%        0.15% to 2.95%       4.91% to 7.89%
        2008                        53,570,204   0.84 to 3.64   75,249,958       0.00%        0.15% to 2.70%     -15.50% to -13.10%
        2007                        68,242,542   0.99 to 4.18  114,619,534       0.00%        0.15% to 2.40%       0.18% to 3.04%
        2006                        68,109,148   1.06 to 4.06  121,145,065       0.00%        0.15% to 2.40%       2.85% to 5.19%
        2005                        70,463,553   1.03 to 3.86  129,479,133       0.00%        0.15% to 2.40%       0.20% to 2.73%
Advantus International Bond
   Class 2
        2009                        43,385,285   1.00 to 2.09   64,982,851       0.00%        0.15% to 2.95%      14.14% to 17.38%
        2008                        43,293,204   1.01 to 1.78   56,503,162       0.00%        0.15% to 2.70%       1.19% to 4.07%
        2007                        41,431,353   1.03 to 1.71   53,588,882       0.00%        0.15% to 2.70%       6.23% to 9.27%
        2006                        30,866,067   0.94 to 1.57   39,801,116       0.00%        0.15% to 2.30%       1.63% to 3.83%
        2005                        32,399,967   0.92 to 1.51   43,877,149       0.00%        0.15% to 2.20%     -11.29% to -9.04%
Advantus Index 400 Mid-Cap
   Class 2
        2009                        34,387,142   0.82 to 2.29   57,474,226       0.00%        0.15% to 2.95%      32.47% to 36.23%
        2008                        35,415,838   0.62 to 1.68   44,016,480       0.00%        0.15% to 2.70%     -38.39% to -36.64%
        2007                        32,557,968   1.01 to 2.65   65,303,332       0.00%        0.15% to 2.70%       4.30% to 7.28%
        2006                        28,618,949   1.40 to 2.47   54,924,496       0.00%        0.15% to 2.65%       6.92% to 9.62%
        2005                        26,221,295   1.31 to 2.25   47,378,374       0.00%        0.15% to 2.65%      9.04% to 11.79%
Advantus Real Estate Securities
   Class 2
        2009                        26,575,350   0.62 to 2.23   48,836,671       0.00%        0.15% to 2.95%      20.97% to 24.41%
        2008                        26,981,361   0.58 to 1.90   40,752,236       0.00%        0.15% to 2.70%     -38.14% to -36.37%
        2007                        28,213,414   0.94 to 3.02   68,749,308       0.00%        0.15% to 2.70%     -18.22% to -15.89%
        2006                        31,079,363   1.93 to 3.64   93,072,931       0.00%        0.15% to 2.65%      27.23% to 30.44%
        2005                        31,274,752   1.52 to 2.82   73,377,688       0.00%        0.15% to 2.65%      8.19% to 10.92%
AIM V.I. Basic Balanced
        2009                         1,226,941   0.75 to 1.09    1,296,909       4.93%        1.20% to 2.20%      29.66% to 31.95%
        2008                         1,408,989   0.72 to 0.82    1,126,428       3.92%        1.20% to 2.20%     -40.25% to -39.19%
        2007                         1,635,426   1.18 to 1.36    2,150,503       2.81%        1.20% to 2.20%      -1.04% to 0.72%
        2006                         1,682,930   1.17 to 1.35    2,198,381       1.70%        1.20% to 2.20%       7.87% to 8.95%
        2005                         1,746,447   1.08 to 1.24    2,094,513       1.23%        1.20% to 2.20%       2.26% to 3.75%
AIM V.I. Capital Appreciation
        2009                         4,747,001   0.67 to 1.14    5,303,005       0.28%        1.20% to 2.40%      17.21% to 19.28%
        2008                         5,095,587   0.73 to 0.95    4,763,841       0.00%        1.20% to 2.40%     -44.30% to -43.31%
        2007                         5,401,297   1.29 to 1.68    8,887,199       0.00%        1.20% to 2.40%      8.47% to 10.39%
        2006                         4,316,788   1.17 to 1.52    6,368,765       0.00%        1.20% to 2.05%       6.69% to 7.71%
        2005                         1,411,637   1.09 to 1.41    1,846,022       0.00%        1.20% to 2.05%       2.77% to 4.27%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
AIM V.I. Core Equity
        2009                           431,118   0.85 to 1.34      535,283       1.70%        1.20% to 2.15%      24.26% to 26.46%
        2008                           425,082   0.85 to 1.06      417,167       1.83%        1.20% to 2.05%     -32.25% to -31.16%
        2007                           491,374   1.24 to 1.54      681,079       0.91%        1.20% to 2.05%       4.72% to 6.58%
        2006                           526,920   1.16 to 1.45      680,362       1.31%        1.20% to 1.85%      12.65% to 13.61%
        2005                           556,598   1.02 to 1.27      633,520       0.66%        1.20% to 1.80%       2.62% to 4.11%
AIM V.I. Small Cap Equity
        2009                         8,208,727   0.67 to 0.75    6,130,150       0.17%        1.20% to 2.95%      17.38% to 19.45%
        2008                         3,987,569   0.62 to 0.63    2,492,896       0.00%        1.20% to 2.50%     -33.40% to -32.22%
        2007 (c)                        18,445   0.92 to 0.92       17,012       0.00%        1.20% to 1.35%      -8.12% to -7.77%
Alliance Bernstein International
   Value
        2009                         1,115,561   0.51 to 0.56      629,954       1.42%        1.20% to 2.50%      30.45% to 32.75%
        2008                           762,948   0.42 to 0.43      324,529       0.58%        1.20% to 2.50%     -54.65% to -53.84%
        2007 (c)                       869,782   0.92 to 0.92      801,533       0.00%        1.20% to 2.35%      -8.21% to -7.85%
American Century Income and
   Growth
        2009                         2,290,027   0.70 to 1.19    2,646,139       4.38%        1.20% to 2.05%      14.35% to 16.37%
        2008                         2,487,180   0.86 to 1.02    2,463,054       1.80%        1.20% to 2.05%     -36.63% to -35.51%
        2007                         2,953,275   1.35 to 1.58    4,507,503       1.52%        1.20% to 2.05%      -3.35% to -1.63%
        2006                        26,378,004   1.38 to 1.61    4,071,559       1.61%        1.20% to 2.40%      14.05% to 15.42%
        2005                         2,981,827   1.20 to 1.41    4,008,703       1.72%        1.20% to 2.40%       1.79% to 3.27%
American Century Ultra
        2009                        34,338,881   0.76 to 1.14   38,389,095       0.18%        1.20% to 2.65%      30.61% to 32.92%
        2008                        38,859,386   0.69 to 0.86   32,698,743       0.00%        1.20% to 2.65%     -43.35% to -42.35%
        2007                        44,724,508   1.22 to 1.49   65,262,845       0.00%        1.20% to 2.65%      17.31% to 19.39%
        2006                        49,027,147   1.02 to 1.24   59,948,454       0.00%        1.20% to 2.65%      -5.91% to -4.54%
        2005                        42,104,257   1.07 to 1.30   53,707,834       0.00%        1.20% to 2.65%      -0.68% to 0.76%
American Century Value
        2009                        22,299,226   0.76 to 1.35   30,042,551       5.32%        1.20% to 2.70%      16.24% to 18.29%
        2008                        22,034,921   0.95 to 1.15   25,033,415       2.37%        1.20% to 2.40%     -28.94% to -27.68%
        2007                        26,229,715   1.32 to 1.58   41,139,485       1.33%        1.20% to 2.40%      -8.08% to -6.44%
        2006                        22,442,949   1.43 to 1.69   37,453,827       0.97%        1.20% to 2.40%      15.66% to 17.05%
        2005                        13,037,273   1.24 to 1.45   18,425,516       0.54%        1.20% to 2.40%       2.12% to 3.61%
American Century VP Inflation
   Protection
        2009                         9,811,848   1.00 to 1.11   10,887,625       2.16%        1.20% to 2.70%       7.04% to 8.93%
        2008                         3,803,193   1.00 to 1.02    3,874,597       4.47%        1.20% to 2.50%      -4.47% to -2.78%
        2007 (c)                       277,346           1.05      290,589       0.87%        1.20% to 2.50%       4.37% to 4.77%
Credit Suisse Trust International
   Equity Flex III
        2009                         1,961,418   0.48 to 0.54      972,528       2.60%        0.15% to 1.40%      30.14% to 31.77%
        2008                         2,132,210   0.37 to 0.41      807,441       1.79%        0.15% to 1.40%     -47.50% to -46.83%
        2007                         2,945,080   0.70 to 0.77    2,105,030       0.00%        0.15% to 1.40%      -5.30% to -4.10%
        2006                         3,841,868   0.74 to 0.80    2,884,479       0.00%        0.15% to 1.40%      11.63% to 13.03%
        2005                         4,426,213   0.66 to 0.71    2,966,300       0.00%        0.15% to 1.40%      14.53% to 15.97%
Fidelity VIP Contrafund
        2009                        34,359,074   0.78 to 1.59   47,529,919       1.09%        0.15% to 2.75%      31.53% to 35.26%
        2008                        40,119,116   0.59 to 1.19   40,927,704       0.73%        0.15% to 2.70%     -44.36% to -42.78%
        2007                        48,805,678   1.07 to 2.09   86,667,665       0.74%        0.15% to 2.70%      13.87% to 17.13%
        2006                        51,447,928   1.31 to 1.81   76,957,469       1.04%        0.15% to 2.65%      8.53% to 11.27%
        2005                        48,074,768   1.19 to 1.64   63,536,106       0.12%        0.15% to 2.65%      13.61% to 16.47%
Fidelity VIP Equity-Income
        2009                        82,024,548   0.68 to 1.21   96,969,954       2.05%        0.15% to 2.95%      26.11% to 29.69%
        2008                        90,768,049   0.54 to 0.95   83,389,905       2.35%        0.15% to 2.70%     -44.48% to -42.90%
        2007                        90,431,982   0.97 to 1.67  146,206,707       1.69%        0.15% to 2.70%      -1.69% to 1.12%
        2006                        87,448,728   1.41 to 1.67  140,581,409       3.47%        0.15% to 2.65%      16.80% to 19.75%
        2005                        82,668,336   1.21 to 1.43  111,538,045       1.33%        0.15% to 2.65%       2.82% to 5.41%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Fidelity VIP Mid-Cap
        2009                        19,820,447   0.82 to 2.38   41,221,565       0.45%        0.15% to 2.75%      35.69% to 39.54%
        2008                        22,931,881   1.90 to 2.83   34,594,716       0.24%        0.15% to 2.40%     -41.37% to -39.70%
        2007                        28,299,215   1.69 to 2.46   71,686,578       0.60%        0.15% to 2.40%      11.97% to 15.16%
        2006                        29,981,719   1.54 to 2.19   66,839,831       0.17%        0.15% to 2.40%      9.74% to 12.23%
        2005                        30,216,373   1.33 to 1.86   60,869,243       0.00%        0.15% to 2.40%      14.94% to 17.84%
Fidelity High Income
        2009                        10,101,068   0.93 to 1.03   10,415,296      11.25%        1.20% to 2.95%      39.29% to 41.75%
        2008                         3,724,521   0.72 to 0.73    2,709,193      22.35%        1.20% to 2.45%     -27.32 to -26.04%
        2007 (c)                       306,234           0.98      301,164      12.47%        1.20% to 1.70%      -2.04% to -1.66%
Franklin Large Cap Growth
   Securities
        2009                         2,534,456   0.78 to 1.21    3,004,230       1.36%        1.20% to 2.50%      25.96% to 28.18%
        2008                         2,589,964   0.79 to 0.94    2,394,098       1.31%        1.20% to 2.35%     -36.44% to -35.31%
        2007                         3,040,952   1.23 to 1.46    4,340,490       0.73%        1.20% to 2.05%       3.12% to 4.96%
        2006                         3,243,739   1.19 to 1.39    4,410,887       0.77%        1.20% to 2.05%       8.65% to 9.58%
        2005                         3,379,885   1.09 to 1.27    4,187,619       0.59%        1.20% to 2.05%      -1.58% to -0.14%
Franklin Mutual Shares Securities
        2009                         7,510,222   0.75 to 1.37    9,978,050       1.91%        1.20% to 2.75%      22.38% to 24.54%
        2008                         8,877,196   0.92 to 1.10    9,426,809       2.97%        1.20% to 2.40%     -38.94% to -37.86%
        2007                        10,454,284   1.49 to 1.77   17,767,090       1.40%        1.20% to 2.40%       0.45% to 2.24%
        2006                         8,579,505   1.47 to 1.73   14,165,241       2.05%        1.20% to 2.40%      15.58% to 16.97%
        2005                         6,184,292   1.26 to 1.48    8,646,972       1.22%        1.20% to 2.40%       7.67% to 9.24%
Franklin Small Mid Cap
        2009                        11,687,234   0.69 to 1.40   10,276,216       0.00%        0.15% to 2.95%      39.40% to 43.36%
        2008                        13,142,015   0.48 to 0.99    7,977,310       0.00%        0.15% to 2.35%     -44.17% to -42.58%
        2007                        15,600,282   0.85 to 1.75   16,527,737       0.00%        0.15% to 2.35%      7.99% to 11.07%
        2006                        16,672,382   0.78 to 1.60   15,637,059       0.00%        0.15% to 2.20%       6.33% to 8.53%
        2005                        18,892,758   0.73 to 1.49   16,169,125       0.00%        0.15% to 2.30%       2.06% to 4.63%
Templeton Developing Markets
   Securities
        2009                        15,439,856   0.88 to 2.92   34,996,159       4.38%        0.15% to 2.50%      67.58% to 72.33%
        2008                        17,281,325   0.87 to 1.71   22,945,107       2.71%        0.15% to 2.50%     -54.09% to -52.78%
        2007                        19,871,805   1.85 to 3.66   54,324,925       2.26%        0.15% to 2.50%      25.02% to 28.59%
        2006                        21,846,175   1.46 to 2.88   45,996,199       1.10%        0.15% to 2.40%      25.06% to 27.90%
        2005                        20,454,389   1.15 to 2.27   32,568,213       1.26%        0.15% to 2.40%      24.11% to 27.24%
Templeton Global Asset Allocation
        2009                         4,982,037   1.41 to 1.59    7,361,592       9.47%        0.15% to 1.40%      20.11% to 21.63%
        2008                         5,451,078   1.18 to 1.31    6,633,870      10.69%        0.15% to 1.40%     -26.14% to -25.21%
        2007                         6,932,449   1.59 to 1.75   11,299,506      17.51%        0.15% to 1.40%       8.42% to 9.80%
        2006                         7,185,097   1.47 to 1.59   10,724,011       6.94%        0.15% to 1.40%      19.43% to 20.93%
        2005                         7,187,897   1.23 to 1.32    8,922,125       3.88%        0.15% to 1.40%       2.12% to 3.40%
Franklin Small Cap Value
        2009                         6,489,098   0.70 to 0.77    4,990,734       1.65%        1.20% to 2.50%      25.40% to 27.61%
        2008                         3,484,588   0.59 to 0.60    2,099,929       0.74%        1.20% to 2.50%     -34.97% to -33.82%
        2007 (c)                       211,401   0.91 to 0.91      192,513       0.00%        1.20% to 1.70%      -9.29% to -8.94%
Ibbotson Aggressive Growth
        2009                         2,216,149   0.66 to 0.73    1,639,509       0.00%        1.20% to 2.35%      22.66% to 25.77%
        2008                         1,413,673   0.58 to 0.59      831,533       0.00%        1.20% to 2.35%     -38.49% to -37.4%
        2007 (c)                       168,136   0.94 to 0.94      157,968       0.00%        1.20% to 2.05%      -6.40% to -6.04%
Ibbotson Balanced
        2009                        39,165,109   0.77 to 0.86   33,754,077       0.00%        1.20% to 2.50%      15.18% to 18.09%
        2008                        15,833,350   0.72 to 0.73   11,557,250       0.15%        1.20% to 2.50%     -26.26% to -24.96%
        2007 (c)                     4,019,160   0.97 to 0.97    3,909,238       0.00%        1.20% to 1.85%      -3.11% to -2.74%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Ibbotson Conservative
        2009                         7,167,271   0.90 to 1.00    7,193,958       0.00%        1.20% to 2.50%       4.42% to 6.97%
        2008                         1,853,596   0.93 to 0.94    1,740,048       0.00%        1.20% to 2.35%      -8.76% to -7.15%
        2007 (c)                        88,584   1.01 to 1.01       89,562       0.00%        1.20% to 1.50%       0.71% to 1.10%
Ibbotson Growth
        2009                        31,643,097   0.71 to 0.79   25,023,012       0.00%        1.20% to 2.70%      20.20% to 23.16%
        2008                        17,258,727   0.63 to 0.64   11,082,378       0.21%        1.20% to 2.70%     -33.61% to -32.43%
        2007 (c)                     1,310,459   0.95 to 0.95    1,245,414       0.00%        1.20% to 2.70%      -5.33% to -4.97%
Ibbotson Income and Growth
        2009                        16,421,587   0.83 to 0.92   15,250,083       0.00%        1.20% to 2.70%      9.21% to 11.94%
        2008                         6,436,622   0.81 to 0.83    5,340,597       0.00%        1.20% to 2.70%     -17.63 to -16.17%
        2007 (c)                       729,571   0.99 to 0.99      722,107       0.00%        1.20% to 2.20%      -1.41% to -1.03%
Janus Aspen Balanced
        2009                         7,270,901   1.02 to 1.54   11,107,482       2.73%        1.20% to 2.50%      21.93% to 24.08%
        2008                         7,614,609   1.09 to 1.24    9,393,404       2.48%        1.20% to 2.50%     -18.50% to -17.06%
        2007                         7,373,611   1.34 to 1.50   10,957,551       2.36%        1.20% to 2.40%       7.06% to 8.96%
        2006                         6,305,930   1.24 to 1.38    8,590,996       2.16%        1.20% to 2.40%       7.80% to 9.10%
        2005                         4,019,004   1.15 to 1.26    4,992,986       2.27%        1.20% to 2.40%       4.85% to 6.38%
Janus Aspen Forty
        2009                        26,651,654   0.90 to 1.70   31,787,528       0.01%        0.15% to 2.50%      41.77% to 45.80%
        2008                        28,375,705   0.63 to 1.18   22,841,114       0.01%        1.20% to 2.50%     -45.93% to -44.39%
        2007                        28,478,032   1.14 to 2.15   39,713,870       0.18%        1.20% to 2.50%      32.64% to 36.43%
        2006                        28,991,427   0.85 to 1.61   28,229,563       0.14%        1.20% to 2.40%       6.54% to 8.95%
        2005                        30,541,441   0.79 to 1.50   26,733,562       0.01%        1.20% to 2.40%      9.62% to 12.39%
Janus Aspen International Growth
        2009                        37,817,405   0.90 to 3.06   86,722,726       0.41%        0.15% to 2.95%      73.87% to 78.80%
        2008                        41,282,564   0.52 to 1.73   53,430,276       1.11%        1.20% to 2.70%     -53.62% to -52.30%
        2007                        40,245,482   1.12 to 3.67  100,344,367       0.46%        1.20% to 2.70%      24.28% to 27.83%
        2006                        38,154,750   1.33 to 2.98   70,769,139       1.92%        1.20% to 2.40%      28.50% to 31.74%
        2005                        29,644,222   0.92 to 2.06   35,317,388       1.14%        1.20% to 2.40%      15.58% to 18.51%
Janus Aspen Mid Cap Value
        2009                         4,695,146   0.80 to 0.89    4,160,561       0.39%        1.20% to 2.95%      29.05% to 31.33%
        2008                         2,426,938   0.66 to 0.67    1,637,839       1.10%        1.20% to 2.50%     -30.04% to -28.8%
        2007 (c)                        14,800   0.95 to 0.95       14,020       2.06%        1.20% to 1.45%      -5.63% to -5.27%
MFS Investors Growth Stock
        2009                        15,441,205   0.86 to 1.27   19,483,437       0.42%        1.20% to 2.95%      35.05% to 37.44%
        2008                        13,016,135   0.64 to 0.92   11,920,628       0.26%        1.20% to 2.70%     -38.82% to -37.73%
        2007                         6,385,813   1.04 to 1.48    9,310,158       0.04%        1.20% to 2.20%       7.78% to 9.69%
        2006                         1,355,889   1.11 to 1.35    1,677,748       0.00%        1.20% to 1.85%       4.98% to 6.03%
        2005                         1,250,840   1.05 to 1.28    1,464,840       0.14%        1.20% to 1.85%       1.51% to 2.99%
MFS Mid Cap Growth
        2009                           591,349   0.66 to 1.08      583,849       0.00%        1.20% to 2.15%      37.14% to 39.56%
        2008                           663,123   0.57 to 0.77      472,354       0.00%        1.20% to 2.15%     -53.01% to -52.17%
        2007                           724,356   1.19 to 1.62    1,056,931       0.00%        1.20% to 2.15%       6.31 to 8.20%
        2006                           939,148   1.10 to 1.49    1,275,178       0.00%        1.20% to 2.15%       0.13% to 1.08%
        2005                         1,031,559   1.09 to 1.48    1,384,416       0.00%        1.20% to 2.15%       0.17% to 1.63%
MFS New Discovery
        2009                         5,870,471   0.90 to 1.52    8,419,215       0.00%        1.20% to 2.65%      58.19% to 60.98%
        2008                         6,685,901   0.69 to 0.94    5,988,120       0.00%        1.20% to 2.65%     -41.28% to -40.24%
        2007                         7,675,209   1.18 to 1.58   11,537,308       0.00%        1.20% to 2.65%      -0.74% to 1.02%
        2006                         8,630,122  1.18 to 1.546   12,857,934       0.00%        1.20% to 2.65%      9.91% to 11.52%
        2005                         9,303,425   1.07 to 1.40   12,441,484       0.00%        1.20% to 2.65%       2.29% to 3.78%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
MFS Value
        2009                        34,639,045   0.80 to 1.45   49,776,316       1.15%        1.20% to 2.95%      18.89% to 20.99%
        2008                        25,739,165   1.02 to 1.20   30,518,589       0.93%        1.20% to 2.70%     -34.70% to -33.55%
        2007                        12,264,716   1.53 to 1.80   21,698,162       0.58%        1.20% to 2.20%       4.45% to 6.30%
        2006                         4,636,899   1.45 to 1.70    7,400,998       1.58%        1.20% to 2.30%      17.89% to 19.07%
        2005                         4,201,861   1.22 to 1.43    5,593,102       2.78%        1.20% to 2.05%       3.69% to 5.20%
Neuberger AMT Socially Responsive
        2009                           258,161   0.68 to 0.75      193,379       1.84%        1.20% to 2.35%      27.49% to 29.74%
        2008                           257,256           0.58      148,517       2.30%        1.20% to 2.35%     -41.19% to -40.15%
        2007 (c)                        12,411           0.96       11,969       0.01%                 1.20%           -3.54%
Oppenheimer Capital Appreciation
        2009                         2,620,587   0.77 to 1.23    3,082,685       0.01%        1.20% to 2.40%      39.96% to 42.43%
        2008                         2,986,884   0.70 to 0.86    2,451,872       0.00%        1.20% to 2.40%     -47.25% to -46.31%
        2007                         3,059,341   1.31 to 1.60    4,622,217       0.01%        1.20% to 2.40%      10.53% to 12.49%
        2006                         4,050,875   1.17 to 1.42    5,448,645       0.19%        1.20% to 2.40%       5.13% to 6.40%
        2005                         4,257,576   1.10 to 1.34    5,339,977       0.69%        1.20% to 2.40%       2.13% to 3.61%
Oppenheimer High Income
        2009                        55,985,903   0.23 to 0.36   20,242,547       0.00%        1.20% to 2.70%      22.29% to 24.44%
        2008                        42,456,558   0.21 to 0.29   12,331,928       7.23%        1.20% to 2.70%     -79.20% to -78.83%
        2007                        29,758,272   0.99 to 1.38   40,749,362       6.35%        1.20% to 2.70%      -3.38% to -1.66%
        2006                        23,765,470   1.15 to 1.40   33,078,290       6.63%        1.20% to 2.65%       6.38% to 7.93%
        2005                        18,941,350   1.09 to 1.30   24,423,870       5.55%        1.20% to 2.65%      -0.66% to 0.79%
Oppenheimer Main Street Small Cap
        2009                           345,848   0.68 to 0.75      259,853       0.48%        1.20% to 2.15%      32.90% to 35.25%
        2008                           240,439   0.55 to 0.56      133,567       0.05%        1.20% to 2.00%     -39.81% to -38.75%
        2007 (c)                        10,657           0.91        9,661       0.00%                 1.20%           -9.31%
Oppenheimer International Growth
        2009                         2,550,767   0.77 to 2.03    4,884,950       1.21%        1.20% to 2.30%      35.01% to 37.40%
        2008                         2,825,179   1.05 to 1.53    3,893,368       0.74%        1.20% to 2.35%     -44.73% to -43.75%
        2007                         3,248,598   1.91 to 2.63    7,866,794       0.66%        1.20% to 2.35%      9.69% to 11.64%
        2006                         3,501,651   1.69 to 2.45    7,613,127       0.36%        1.20% to 2.35%      26.26% to 27.71%
        2005                         3,431,766   1.32 to 1.92    5,809,847       0.67%        1.20% to 2.35%      11.95% to 13.58%
Putnam VT Growth and Income
        2009                         1,088,479   0.69 to 1.13    1,177,270       2.69%        1.20% to 2.05%      26.04% to 28.26%
        2008                         1,709,810   0.75 to 0.88    1,461,765       2.11%        1.20% to 2.05%     -40.49 to -39.43%
        2007                         1,817,124   1.23 to 1.45    2,549,213       1.25%        1.20% to 2.05%      -8.79% to -7.17%
        2006                         1,766,558   1.33 to 1.59    2,662,682       1.43%        1.20% to 2.05%      13.57% to 14.53%
        2005                         1,628,299   1.16 to 1.39    2,132,396       1.49%        1.20% to 2.05%       2.48% to 3.98%
Putnam VT International Equity
        2009                         4,911,722   0.67 to 1.46    6,865,855       0.00%        1.20% to 2.70%      21.01% to 23.15%
        2008                         5,530,340   0.56 to 1.19    6,272,223       2.19%        1.20% to 2.70%     -45.59% to -44.62%
        2007                         6,299,982   1.75 to 2.14   12,899,782       2.83%        1.20% to 2.70%       5.20% to 7.07%
        2006                         6,948,503   1.64 to 2.02   13,285,151       0.62%        1.20% to 2.65%      24.39% to 26.20%
        2005                         7,919,801   1.30 to 1.60   12,022,953       1.46%        1.20% to 2.65%      9.27% to 10.86%
Putnam VT New Opportunities
        2009                           251,101   0.78 to 1.31      307,466       0.35%        1.20% to 2.05%      28.30% to 30.56%
        2008                           304,119   0.79 to 1.00      288,490       0.00%        1.20% to 2.05%     -40.53% to -39.48%
        2007                           419,456   1.31 to 1.66      661,091       0.00%        1.20% to 2.05%       2.65% to 4.47%
        2006                           299,022   1.25 to 1.59      438,433       0.00%        1.20% to 2.05%       6.36% to 7.27%
        2005                           302,714   1.17 to 1.48      409,320       0.11%        1.20% to 2.05%       7.13% to 8.69%
Putnam VT Equity Income
        2009                         1,701,127   0.96 to 1.11    1,837,650       3.91%        1.20% to 2.30%      25.43% to 27.65%
        2008                         1,907,477   0.72 to 0.87    1,611,623       2.00%        1.20% to 2.30%     -46.37% to -45.42%
        2007                         2,375,183   1.34 to 1.59    3,687,878       1.09%        1.20% to 2.30%      -7.67% to -6.03%
        2006                         2,298,449   1.44 to 1.75    3,784,208       1.02%        1.20% to 2.30%      13.38% to 14.63%
        2005                         2,170,683   1.27 to 1.53    3,114,875       0.82%        1.20% to 2.30%       3.13% to 4.63%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Putnam VT Voyager
        2009                           836,915   0.94 to 1.39    1,073,552       0.68%        1.20% to 1.85%      59.14% to 61.94%
        2008                           653,571   0.70 to 0.86      523,404       0.00%        1.20% to 1.85%     -38.87% to -37.79%
        2007                           705,995   1.12 to 1.38      902,318       0.00%        1.20% to 1.85%       2.44% to 4.25%
        2006                           786,444   1.08 to 1.33      972,828       0.11%        1.20% to 1.85%       3.51% to 4.18%
        2005                           865,041   1.04 to 1.27    1,018,315       0.62%        1.20% to 2.30%       2.94% to 4.44%
Van Kampen Comstock
        2009                         3,601,987           1.30    4,696,181       4.33%        1.20% to 2.40%      24.67% to 26.87%
        2008                         3,995,053           1.03    4,105,291       2.35%        1.20% to 2.40%     -37.67% to -36.57%
        2007                         4,535,803           1.62    7,347,962       1.60%        1.20% to 2.40%      -5.18% to -3.50%
        2006                         5,251,105           1.68    8,815,354       1.27%        1.20% to 2.40%      13.30% to 14.66%
        2005                         5,174,873           1.46    7,576,060       0.80%        1.20% to 2.40%       1.39% to 2.87%
Van Kampen Emerging Growth
        2009                           251,569   0.85 to 1.29      323,847       0.00%        1.20% to 2.25%      60.83% to 63.67%
        2008                           160,753   0.76 to 0.79      126,389       0.19%        1.20% to 1.80%     -50.60% to -49.72%
        2007                           143,628   1.29 to 1.56      224,575       0.00%        1.20% to 2.05%      13.23% to 15.24%
        2006                           314,658   1.32 to 1.36      427,206       0.00%        1.20% to 1.80%       0.80% to 1.40%
        2005                           299,039   1.12 to 1.34      400,604       0.01%        1.20% to 2.05%       4.83% to 6.36%
Van Kampen Growth and Income
        2009                         2,357,482   0.79 to 1.41    3,334,033       3.62%        1.20% to 2.50%      20.50% to 22.63%
        2008                         2,383,791   0.99 to 1.16    2,749,148       1.80%        1.20% to 1.95%     -34.19% to -33.02%
        2007                         2,351,636   1.48 to 1.72    4,049,042       1.30%        1.20% to 2.05%      -0.47% to 1.29%
        2006                         2,218,664   1.48 to 1.72    3,771,279       0.86%        1.20% to 2.05%      13.63% to 14.59%
        2005                         1,668,652   1.30 to 1.51    2,475,426       0.63%        1.20% to 2.05%       6.86% to 8.41%
Van Kampen UIF Emerging Markets
   Equity
        2009                         4,766,549           0.70    3,315,951       0.00%        1.20% to 2.70%      65.17% to 68.09%
        2008                         2,528,192           0.41    1,046,315       0.00%        1.20% to 2.05%     -58.00% to -57.26%
        2007 (c)                       560,416           0.97      542,659       0.00%        1.20% to 2.05%      -3.55% to -3.17%
Van Kampen UIF US Mid Cap Value
        2009                            67,779           0.75       51,135       0.98%        1.20% to 2.15%      35.11% to 37.5%
        2008                            27,235           0.55       14,939       0.98%        1.20% to 1.70%     -43.13% to -42.12%
        2007 (c)                         3,000           0.95        2,840       0.00%                 1.20%           -5.19%
Ivy Funds VIP Balanced
        2009                        35,895,654   0.88 to 4.35   98,268,225       2.05%        0.15% to 2.40%      9.93% to 13.06%
        2008                        42,031,930   0.94 to 4.06  104,444,512       0.10%        0.15% to 2.40%     -23.30% to -21.12%
        2007                        50,447,892   1.21 to 5.15  162,224,826       1.31%        0.15% to 2.40%      10.34% to 13.49%
        2006                        58,000,608   1.08 to 4.54  171,844,690       1.29%        0.15% to 2.40%      8.58% to 11.04%
        2005                        67,925,793   0.99 to 4.09  192,091,468       1.15%        0.15% to 2.40%       2.27% to 4.86%
Ivy Funds VIP Growth
        2009                       102,589,393   0.69 to 3.95  158,767,856       0.38%        0.15% to 2.95%      23.38% to 26.88%
        2008                       105,047,013   0.55 to 3.15  134,044,256       0.00%        0.15% to 2.70%     -38.13% to -36.37%
        2007                       103,557,941   0.87 to 5.00  220,888,130       0.00%        0.15% to 2.70%      22.13% to 25.62%
        2006                        96,900,539   0.70 to 4.03  181,963,428       0.00%        0.15% to 2.40%       2.55% to 4.88%
        2005                        83,103,450   0.68 to 3.88  176,693,639       0.00%        0.15% to 2.40%      8.33% to 11.06%
Ivy Funds VIP International Value
        2009                        83,831,899   1.00 to 3.53  175,751,468       3.64%        0.15% to 2.95%      35.06% to 36.76%
        2008                        91,548,635   0.59 to 3.08  143,413,748       0.50%        0.15% to 2.70%     -43.94% to -42.35%
        2007                        90,422,803   1.05 to 5.35  260,930,590       1.61%        0.15% to 2.70%       6.67% to 9.71%
        2006                        86,511,798   1.63 to 4.87  244,925,985       2.42%        0.15% to 2.65%      26.24% to 29.42%
        2005                        84,552,153   1.29 to 3.77  198,919,230       2.13%        0.15% to 2.65%      8.26% to 11.00%
Ivy Funds VIP Small Cap Growth
        2009                        34,388,501   0.81 to 2.18   52,738,867       0.43%        0.15% to 2.50%      30.81% to 34.52%
        2008                        37,529,732   0.87 to 1.90   44,094,242       0.00%        0.15% to 2.70%     -40.95% to -39.27%
        2007                        41,103,063   1.45 to 3.13   82,811,851       0.00%        0.15% to 2.40%      10.20% to 13.35%
        2006                        44,322,293   1.26 to 2.76   83,041,675       0.00%        0.15% to 2.40%       2.57% to 4.90%
        2005                        46,104,272   1.23 to 2.63   87,797,909       0.00%        0.15% to 2.40%      9.94% to 12.71%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Ivy Funds VIP Value
        2009                        52,735,801   0.78 to 2.12   68,217,574       2.11%        0.15% to 2.40%      24.88% to 26.45%
        2008                        59,158,482   0.80 to 1.99   61,756,776       0.24%        0.15% to 2.40%     -35.74% to -33.91%
        2007                        57,900,115   1.22 to 3.01   96,870,414       1.00%        0.15% to 2.40%      -1.08% to 1.74%
        2006                        49,926,067   1.21 to 2.96   90,006,872       1.81%        0.15% to 2.40%      14.12% to 16.71%
        2005                        45,637,820   1.05 to 2.54   78,226,417       1.44%        0.15% to 2.40%       1.70% to 4.27%
Ivy Funds VIP Micro-Cap Growth
        2009                        10,358,930   0.86 to 1.58   13,119,313       0.00%        0.15% to 2.45%      38.01% to 41.08%
        2008                        10,701,507   0.77 to 1.17    9,901,671       0.00%        0.15% to 2.40%     -49.55% to -48.11%
        2007                        11,925,622   1.52 to 2.27   21,848,302       0.00%        0.15% to 2.40%       3.37% to 6.33%
        2006                        13,123,570   1.44 to 2.16   23,131,863       0.00%        0.15% to 2.40%      9.61% to 12.10%
        2005                        13,625,768   1.31 to 1.95   22,102,445       0.00%        0.15% to 2.40%      17.72% to 20.69%
Ivy Funds VIP Small Cap Value
        2009                        40,042,460   0.91 to 1.81   60,056,321       0.00%        0.15% to 2.70%      26.15% to 28.95%
        2008                        44,946,126   0.71 to 1.58   53,397,984       0.19%        0.15% to 2.70%     -28.29% to -26.24%
        2007                        47,271,321   0.99 to 2.14   78,856,874       0.01%        0.15% to 2.70%      -6.93% to -4.27%
        2006                        40,639,526   1.30 to 2.24   74,928,999       5.63%        0.15% to 2.40%      14.08% to 16.67%
        2005                        37,056,963   1.14 to 1.94   61,221,795       0.00%        0.15% to 2.40%       1.43% to 3.99%
Ivy Funds VIP Core Equity
        2009                        15,885,019   0.80 to 1.21   18,403,825       1.00%        00.15% to 2.35%     21.14% to 23.84%
        2008                        16,559,284   0.71 to 1.06   15,463,823       0.18%        00.15% to 2.30%    -36.67% to -34.87%
        2007                        17,320,462   1.11 to 1.65   24,728,855       0.67%        00.15% to 2.30%     10.69% to 13.86%
        2006                        15,585,074   0.98 to 1.46   19,334,568       0.96%        00.15% to 2.35%     14.28% to 16.81%
        2005                        14,310,373   0.85 to 1.27   14,988,107       0.36%        00.15% to 2.35%      6.17% to 8.84%
Ivy Funds VIP Asset Strategy
        2009                        60,544,827   1.05 to 2.22  132,577,110       0.36%        1.20% to 2.75%      22.14% to 23.55%
        2008                        55,058,194   1.68 to 1.80   97,714,391       0.42%        1.20% to 2.50%     -27.96% to -26.68%
        2007                        52,183,053   2.28 to 2.46  126,457,794       0.76%        1.20% to 2.40%      39.90% to 42.39%
        2006                        38,914,368   1.62 to 1.73   66,306,387       2.99%        1.20% to 2.40%      17.31% to 18.72%
        2005                        19,144,029   1.38 to 1.45   27,458,131       1.52%        1.20% to 2.40%      21.03% to 22.80%
Ivy Funds VIP International
   Growth
        2009                        15,524,625   0.79 to 1.50   20,994,285       1.57%        1.20% to 2.65%      23.94% to 25.38%
        2008                        14,959,893   1.05 to 1.20   16,233,840       0.26%        1.20% to 2.65%     -43.83% to -42.84%
        2007                        14,528,126   1.84 to 2.09   27,733,328       0.63%        1.20% to 2.65%      17.75% to 19.84%
        2006                        11,709,857   1.49 to 1.75   18,821,964       0.76%        1.20% to 2.65%      17.83% to 19.55%
        2005                         7,476,234   1.26 to 1.46   10,108,539       3.02%        1.20% to 2.65%      13.44% to 15.09%
Ivy Funds VIP Science &
   Technology
        2009                        20,646,570   0.97 to 1.77   34,550,914       0.36%        1.20% to 2.70%      39.66% to 42.13%
        2008                        19,133,648   0.70 to 1.25   22,555,230       0.00%        1.20% to 2.70%     -35.82% to -34.68%
        2007                        19,221,599   1.08 to 1.92   34,784,341       0.00%        1.20% to 2.70%      20.73% to 22.88%
        2006                        15,322,356   1.39 to 1.56   22,515,381       0.00%        1.20% to 2.35%       5.37% to 6.59%
        2005                        11,385,674   1.32 to 1.46   15,714,685       0.00%        1.20% to 2.35%      14.19% to 15.85%
Ivy Funds VIP Bond
        2009                        31,415,109   0.90 to 1.16   36,529,292       3.67%        1.25% to 2.35%       4.68% to 5.83%
        2008                        29,782,793   1.04 to 1.10   32,722,740       0.08%        1.25% to 2.35%      -2.02% to -0.94%
        2007                        30,228,563   1.07 to 1.11   33,525,609       5.19%        1.25% to 2.35%       3.20% to 4.35%
        2006                        15,061,603   1.03 to 1.06   16,008,249       6.50%        1.25% to 2.35%       1.83% to 2.95%
        2005                         7,049,914   1.01 to 1.03    7,278,080       7.21%        1.25% to 2.35%      -0.74% to 0.36%
Ivy Funds VIP Dividend Income
        2009                        11,609,153   0.92 to 1.18   13,715,949       1.00%        1.25% to 2.35%      15.15% to 16.42%
        2008                        10,923,693   0.96 to 1.01   11,085,937       0.08%        1.25% to 2.35%     -37.41% to -36.71%
        2007                         9,777,825   1.54 to 1.60   15,679,135       1.03%        1.25% to 2.35%      13.99% to 15.26%
        2006                         6,955,649   1.35 to 1.39    9,676,972       1.61%        1.25% to 2.35%      13.23% to 14.48%
        2005                         4,462,148   1.19 to 1.22    5,422,956       1.50%        1.25% to 2.35%      10.41% to 11.63%
Ivy Funds VIP High Income
        2009                        26,341,150   1.05 to 1.36   35,706,905       8.80%        1.25% to 2.35%      43.02% to 44.6%
        2008                        26,272,087   0.89 to 0.94   24,628,412       0.63%        1.25% to 2.35%     -23.64% to -22.79%
        2007                        26,091,156   1.17 to 1.21   31,678,297       9.41%        1.25% to 2.35%       1.44% to 2.56%
        2006                        16,649,803   1.15 to 1.18   19,709,878       9.28%        1.25% to 2.35%       7.71% to 8.90%
        2005                        10,011,438   1.07 to 1.09   10,882,992      10.51%        1.25% to 2.35%       0.17% to 1.27%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Ivy Funds VIP Money Market
        2009                         9,728,906   0.84 to 1.08   10,522,716       1.04%        1.25% to 2.10%      -1.33% to -0.24%
        2008                        12,102,007   1.04 to 1.08   13,121,956       2.10%        1.25% to 2.10%      -0.20% to 0.91%
        2007                         9,354,619   1.04 to 1.07   10,051,617       4.49%        1.25% to 2.10%       2.18% to 3.31%
        2006                         5,235,493   1.02 to 1.04    5,445,238       4.40%        1.25% to 2.35%       1.91% to 3.04%
        2005                         1,255,883   1.00 to 1.01    1,267,807       2.46%        1.25% to 2.35%       0.13% to 1.23%
Ivy Funds VIP Mortgage
   Securities
        2009                        12,911,676   0.81 to 1.04   13,479,381       5.21%        1.25% to 2.35%       5.85% to 7.03%
        2008                        13,205,205   0.93 to 0.98   12,880,886       0.91%        1.25% to 2.35%     -13.02% to -12.06%
        2007                        12,734,823   1.07 to 1.11   14,124,771       4.38%        1.25% to 2.35%       0.99% to 2.11%
        2006                        11,476,714   1.01 to 1.09   12,466,176       3.95%        1.25% to 2.35%       2.35% to 3.48%
        2005                        15,654,716   1.03 to 1.05   16,432,550       3.53%        1.25% to 2.35%      -0.37% to 0.73%
Ivy Funds VIP Real Estate
   Securities
        2009                         8,911,189   0.92 to 1.18   10,548,794       3.05%        1.25% to 2.35%      20.75% to 22.08%
        2008                         8,601,495   0.92 to 0.97    8,340,289       0.63%        1.25% to 2.35%     -37.53% to -36.84%
        2007                         7,952,898   1.48 to 1.53   12,208,099       0.60%        1.25% to 2.35%     -18.03% to -17.11%
        2006                         6,708,389   1.80 to 1.85   12,424,627       1.57%        1.25% to 2.35%      27.07% to 28.47%
        2005                         4,922,247   1.42 to 1.44    7,096,518       0.96%        1.25% to 2.35%       8.26% to 9.46%
Ivy Funds VIP Global Natural
   Resources
        2009                        27,715,035   0.73 to 1.44   39,719,509       0.00%        1.20% to 2.75%      69.61% to 71.57%
        2008                        22,924,839   0.80 to 0.84   19,153,273       1.43%        1.20% to 1.25%     -61.94% to -61.92%
        2007                        19,598,260   2.20 to 2.20   43,008,879       0.03%        1.20% to 1.25%      41.71% to 41.78%
        2006                        14,086,395   1.55 to 1.55   21,801,639       4.75%        1.20% to 1.25%      23.94% to 24.00%
        2005 (a)                     6,075,228   1.25 to 1.25    7,594,589       0.00%        1.20% to 1.25%      24.99% to 25.03%
Ivy Funds VIP Mid Cap Growth
        2009                        10,231,443   0.92 to 1.31   13,387,186       0.00%        1.20% to 2.25%      43.26% to 44.91%
        2008                         9,581,809   0.87 to 0.90    8,655,382       0.03%        1.20% to 2.35%     -38.09% to -36.99%
        2007                         8,723,502   1.39 to 1.44   12,512,092       0.02%        1.20% to 2.35%      9.32% to 11.27%
        2006                         6,455,194   1.27 to 1.29    8,325,225       0.48%        1.20% to 2.35%       5.62% to 7.27%
        2005 (a)                     3,647,055   1.19 to 1.20    4,387,548       0.00%        1.20% to 2.35%      19.61% to 20.33%
Ivy Funds VIP Energy
        2009                         7,518,486   0.86 to 1.02    7,660,413       0.00%        1.25% to 2.35%      37.22% to 38.73%
        2008                         5,993,076   0.71 to 0.73    4,401,263       0.10%        1.25% to 2.35%     -47.40% to -46.82%
        2007                         4,393,771   1.36 to 1.38    6,067,334       0.46%        1.25% to 2.35%      47.78 to 49.43%
        2006 (b)                     2,952,660   0.92 to 0.92    2,729,073       0.60%        1.25% to 2.35%      -8.27% to -7.59%
Ivy Funds VIP Pathfinder
   Aggressive
        2009                         5,104,375   0.82 to 0.89    4,525,820       0.31%        1.25% to 1.90%      20.45% to 21.78%
        2008 (d)                     1,105,277   0.72 to 0.73      804,674       0.00%        1.25% to 2.10%     -27.73% to -24.60%
Ivy Funds VIP Pathfinder
   Conservative
        2009                        18,729,559   0.89 to 0.96   17,974,424       0.07%        1.25% to 2.10%      10.33% to 11.55%
        2008 (d)                     4,122,218           0.86    3,546,357       0.00%        1.25% to 2.10%     -14.61% to -11.87%
Ivy Funds VIP Pathfinder Moderate
        2009                        96,308,869   0.86 to 0.92   89,041,069       0.18%        1.25% to 2.35%      15.21% to 16.49%
        2008 (d)                    29,480,212           0.79   23,397,108       0.00%        1.25% to 1.90%     -21.22% to -19.58%
Ivy Funds VIP Pathfinder
   Moderately Aggressive
        2009                       110,871,827   0.84 to 0.91  100,508,280       0.29%        1.25% to 1.90%      17.90% to 19.20%
        2008 (d)                    57,193,538           0.76   43,493,673       0.00%        1.25% to 1.90%     -24.52% to -20.55%
Ivy Funds VIP Pathfinder
   Moderately Conservative
        2009                        31,240,117   0.87 to 0.94   29,420,895       0.12%        1.25% to 1.90%      12.45% to 13.69%
        2008 (d)                    12,615,852           0.83   10,450,054       0.00%        1.25% to 1.75%     -17.78% to -14.70%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

(b)  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

(c) Period from October 12, 2007 (commencement of operations) to December 31, 2007.

(d)  Period from May 1, 2008 (commencement of operations) to December 31, 2008.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2009, 2008 AND 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in note 4 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investment securities due to the adoption of Financial Accounting Standards Board (FASB) Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," (included in FASB ASC Topic 320, "Investments-Debt and Equity Securities"), as of January 1, 2009.

/s/ KPMG

March 8, 2010

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008
                                 (In thousands)

                                                                                         2009           2008
                                                                                     -----------    -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $7,886,327 and $6,476,721)   $ 7,965,268    $ 5,848,958
   Equity securities, at fair value (cost $242,238 and $348,897)                         283,105        350,561
   Mortgage loans, net                                                                 1,263,581      1,250,198
   Finance receivables, net                                                              190,925        185,317
   Policy loans                                                                          340,362        334,986
   Alternative investments (cost $445,213 and $436,365)                                  470,424        475,016
   Fixed maturity securities on loan, at fair value
      (amortized cost $58,530 and $194,767)                                               58,891        216,753
   Equity securities on loan, at fair value (cost $15,563 and $35,039)                    19,362         36,950
   Derivative instruments                                                                 47,469         57,413
   Other invested assets                                                                  54,816         27,045
                                                                                     -----------    -----------
      Total investments                                                               10,694,203      8,783,197
   Cash and cash equivalents                                                             325,482        576,899
   Securities held as collateral                                                          40,170        214,604
   Deferred policy acquisition costs                                                     892,801      1,025,970
   Accrued investment income                                                              97,172         87,187
   Premiums and fees receivable                                                          169,966        182,769
   Property and equipment, net                                                            79,013         85,608
   Income tax recoverable:
      Current                                                                              5,472         73,289
      Deferred                                                                                --        157,570
   Reinsurance recoverables                                                              865,206        849,609
   Goodwill and intangible assets, net                                                    44,916         38,552
   Other assets                                                                           75,685         60,471
   Separate account assets                                                            11,447,608      9,239,747
                                                                                     -----------    -----------
      Total assets                                                                   $24,737,694    $21,375,472
                                                                                     ===========    ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                              $ 6,108,503    $ 5,405,450
   Future policy and contract benefits                                                 2,606,628      2,543,458
   Pending policy and contract claims                                                    313,027        290,344
   Other policyholder funds                                                              734,756        719,001
   Policyholder dividends payable                                                         41,481         44,363
   Unearned premiums and fees                                                            239,918        282,016
   Pension and other postretirement benefits                                             146,985        215,236
   Income tax liability:
      Deferred                                                                            69,931             --
   Other liabilities                                                                     428,774        422,944
   Notes payable                                                                         125,000        125,000
   Securities lending collateral                                                          80,750        271,667
   Separate account liabilities                                                       11,447,608      9,239,747
                                                                                     -----------    -----------
      Total liabilities                                                               22,343,361     19,559,226
                                                                                     -----------    -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                               5,000          5,000
   Additional paid in capital                                                            179,522        179,522
   Accumulated other comprehensive income (loss)                                         (34,306)      (420,447)
   Retained earnings                                                                   2,244,117      2,052,171
                                                                                     -----------    -----------
      Total stockholder's equity                                                       2,394,333      1,816,246
                                                                                     -----------    -----------
         Total liabilities and stockholder's equity                                  $24,737,694    $21,375,472
                                                                                     ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                         2009          2008          2007
                                                                      ----------    ----------    ----------
Revenues:
   Premiums                                                           $1,681,089    $1,862,276    $1,467,991
   Policy and contract fees                                              510,440       503,990       486,956
   Net investment income                                                 543,115       529,216       522,370
   Net realized investment gains (losses)
      Other-than-temporary-impairments on fixed maturity securities      (87,795)     (212,751)      (37,500)
      Other-than-temporary-impairments on fixed maturity securities
         transferred to other comprehensive income (loss)                 42,987            --            --
      Other net realized investment gains (losses)                        74,825      (271,120)       85,755
                                                                      ----------    ----------    ----------
         Total net realized investment gains (losses)                     30,017      (483,871)       48,255
   Finance charge income                                                  53,777        53,286        49,755
   Commission income                                                      78,400        73,623        69,602
   Other income                                                           28,744        27,759        18,938
                                                                      ----------    ----------    ----------
            Total revenues                                             2,925,582     2,566,279     2,663,867
                                                                      ----------    ----------    ----------
Benefits and expenses:
   Policyholder benefits                                               1,725,209     1,853,322     1,441,876
   Interest credited to policies and contracts                           324,514       289,189       279,325
   General operating expenses                                            497,204       482,556       464,573
   Commissions                                                           183,753       176,009       158,927
   Administrative and sponsorship fees                                    58,407        64,400        62,043
   Dividends to policyholders                                             10,898        10,891        10,412
   Interest on notes payable                                              10,236        10,419        10,301
   Amortization of deferred policy acquisition costs                     197,505       237,581       176,183
   Capitalization of policy acquisition costs                           (245,976)     (218,047)     (216,730)
                                                                      ----------    ----------    ----------
            Total benefits and expenses                                2,761,750     2,906,320     2,386,910
                                                                      ----------    ----------    ----------
               Income (loss) from operations before taxes                163,832      (340,041)      276,957
   Income tax expense (benefit):
      Current                                                             28,736       (71,898)       70,600
      Deferred                                                            22,833       (19,638)       10,544
                                                                      ----------    ----------    ----------
               Total income tax expense (benefit)                         51,569       (91,536)       81,144
                                                                      ----------    ----------    ----------
                  Net income (loss)                                   $  112,263    $ (248,505)   $  195,813
                                                                      ==========    ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                               ACCUMULATED
                                                                 ADDITIONAL      OTHER                          TOTAL
                                                     COMMON        PAID IN    COMPREHENSIVE    RETAINED     STOCKHOLDER'S
                                                      STOCK        CAPITAL    INCOME (LOSS)    EARNINGS         EQUITY
                                                    ---------    ----------   -------------   ----------    -------------
2007:
   Balance, beginning of year                       $   5,000     $ 81,632      $ 158,231     $2,201,185     $2,446,048
      Comprehensive income:
         Net income                                        --           --             --        195,813        195,813
         Other comprehensive loss                          --           --        (19,076)            --        (19,076)
                                                                                                             ----------
            Total comprehensive income                                                                          176,737
      Changes in accounting principle                      --           --        (22,582)        (4,645)       (27,227)
      Dividends to stockholder                             --           --             --        (15,900)       (15,900)
      Contributions to additional paid in capital          --       14,000             --             --         14,000
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $ 95,632      $ 116,573     $2,376,453     $2,593,658
                                                    =========     ========      =========     ==========     ==========

2008:
   Balance, beginning of year                       $   5,000     $ 95,632      $ 116,573     $2,376,453     $2,593,658
      Comprehensive loss:
         Net loss                                          --           --             --       (248,505)      (248,505)
         Other comprehensive loss                          --           --       (537,109)            --       (537,109)
                                                                                                             ----------
            Total comprehensive loss                                                                           (785,614)
      Changes in accounting principle                      --           --             89         (1,277)        (1,188)
      Dividends to stockholder                             --           --             --        (74,500)       (74,500)
      Contributions to additional paid in capital          --       83,890             --             --         83,890
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $179,522      $(420,447)    $2,052,171     $1,816,246
                                                    =========     ========      =========     ==========     ==========

2009:
   Balance, beginning of year                       $   5,000     $179,522      $(420,447)    $2,052,171     $1,816,246
      Comprehensive income:
         Net income                                        --           --             --        112,263        112,263
         Other comprehensive income                        --           --        442,924             --        442,924
                                                                                                             ----------
            Total comprehensive income                                                                          555,187
      Changes in accounting principle                      --           --        (56,783)        87,683         30,900
      Dividends to stockholder                             --           --             --         (8,000)        (8,000)
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $179,522      $ (34,306)    $2,244,117     $2,394,333
                                                    =========     ========      =========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                 2009           2008           2007
                                                             -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                            $   112,263    $  (248,505)   $   195,813
Adjustments to reconcile net income (loss) to net cash
   provided by (used for) operating activities:
   Interest credited to annuity and insurance contracts          281,163        258,007        247,577
   Fees deducted from policy and contract balances              (364,474)      (338,399)      (425,291)
   Change in future policy benefits                               88,865        295,464         22,616
   Change in other policyholder liabilities, net                  14,198         13,718         45,024
   Amortization of deferred policy acquisition costs             197,505        237,581        176,183
   Capitalization of policy acquisition costs                   (245,976)      (218,047)      (216,730)
   Change in premiums and fees receivable                         12,803        (10,990)       (17,239)
   Deferred tax provision                                         22,833        (19,638)        10,447
   Change in income tax assets / liabilities - current            67,817        (91,547)        (5,073)
   Net realized investment losses (gains)                        (30,017)       483,871        (48,255)
   Change in reinsurance recoverables                            (15,597)       (29,498)       (32,104)
   Other, net                                                      6,147        (12,060)        (9,348)
                                                             -----------    -----------    -----------
      Net cash provided by (used for) operating activities       147,530        319,957        (56,380)
                                                             -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                   1,624,832      1,530,573        945,590
   Equity securities                                             329,379        379,806        604,148
   Alternative investments                                        19,365         26,065         72,265
   Derivative instruments                                        139,037        120,445          1,438
   Other invested assets                                             668            901            552
Proceeds from maturities and repayments of:
   Fixed maturity securities                                     737,631        570,415        774,909
   Mortgage loans                                                 96,375        109,559         76,606
Purchases and originations of:
   Fixed maturity securities                                  (3,554,931)    (2,434,610)    (1,811,777)
   Equity securities                                            (156,242)      (265,118)      (438,236)
   Mortgage loans                                               (109,810)      (112,527)      (189,938)
   Alternative investments                                       (43,612)      (110,756)       (93,322)
   Derivative instruments                                       (172,338)      (127,450)        (1,908)
   Other invested assets                                            (862)           (79)        (1,206)
Finance receivable originations or purchases                    (131,521)      (131,565)      (138,901)
Finance receivable principal payments                            115,880        116,363        116,286
Securities in transit                                            (16,582)        38,598          3,041
Other, net                                                       (44,455)       (40,981)       (62,202)
                                                             -----------    -----------    -----------
      Net cash used for investing activities                  (1,167,186)      (330,361)      (142,655)
                                                             -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts           2,742,147      2,551,249      2,342,490
Withdrawals from annuity and insurance contracts              (1,977,430)    (2,171,046)    (2,116,797)
Change in amounts drawn in excess of cash balances                10,296         (1,834)        55,452
Contributed capital                                                   --         11,307         14,000
Dividends paid to stockholder                                     (8,000)       (74,500)       (10,500)
Other, net                                                         1,226          6,206         15,236
                                                             -----------    -----------    -----------
      Net cash provided by financing activities                  768,239        321,382        299,881
                                                             -----------    -----------    -----------
Net increase (decrease) in cash and cash equivalents            (251,417)       310,978        100,846
Cash and cash equivalents, beginning of year                     576,899        265,921        165,075
                                                             -----------    -----------    -----------
Cash and cash equivalents, end of year                       $   325,482    $   576,899    $   265,921
                                                             ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2009, 2008 AND 2007

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Securian Life Insurance Company (Securian Life), and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

IN THOUSANDS                                 2009         2008          2007
------------                              ----------   ----------    ----------
Individual Financial Security             $  500,785   $  427,726    $  465,296
Financial Institution Group                  301,743      294,932       295,030
Group Insurance                            1,513,190    1,424,342     1,327,203
Retirement                                   460,047      447,154       331,408
                                          ----------   ----------    ----------
   Total strategic business units          2,775,765    2,594,154     2,418,937
Subsidiaries and corporate product line      149,817      (27,875)      244,930
                                          ----------   ----------    ----------
      Total                               $2,925,582   $2,566,279    $2,663,867
                                          ==========   ==========    ==========

     The Company serves nearly nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     The Company sold its wholly-owned subsidiary, Northstar Life Insurance Company (Northstar), a New York domiciled life insurance company, to an unaffiliated insurance company on July 1, 2007. Prior to the sale transaction, a majority of the Northstar policies and contracts were transferred to Securian Life via an assumption reinsurance transaction effective June 30, 2007. The remaining policies and contracts within Northstar after the sale were 100% reinsured to Securian Life via a coinsurance agreement with an effective date of July, 1 2007. Northstar had total revenues of $3,605,000 included in the consolidated statements of operations for the year ended December 31, 2007. The sale of Northstar did not have a material impact on the consolidated results of operations or financial position of the Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund (ETF) investments in select asset classes that are sub-advised are carried at fair value, which generally are quoted market prices of the funds' net asset value (NAV). The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2009 and 2008, the Company had $10,000,000 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

     Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Fair values of fixed maturity and marketable equity securities are based on quoted market prices obtained from third party pricing services when available.

     For fixed maturity securities where quoted market prices are not available, generally private placement securities, securities that do not trade regularly, and embedded derivatives included in such securities, an internally developed pricing model using a commercial software application is most often used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

     As of December 31, 2009, 87.7% of fixed maturity fair values were obtained from third party pricing services and 12.3% from the internal methods described above. As of December 31, 2008, 85.3% of fixed maturity fair values were obtained from quoted market prices, 14.0% from the internal methods described above and 0.7% from other sources, primarily broker bids. Due to extreme volatility in the fixed maturity markets beginning in late 2007 and throughout 2008 and 2009, the Company performed additional procedures to ensure fair values obtained as of December 31, 2009 and 2008 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used.

     Real estate, included in other invested assets on the consolidated balance sheets, is carried at cost less accumulated depreciation.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,593,000 and $19,792,000 at December 31, 2009 and 2008, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2009 and 2008 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2009 and 2008 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product hedging, in policyholder benefits on the consolidated statements of operations. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, all over-the-counter derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Counterparty credit risk of the derivative instruments are monitored closely by the Company along with concentration of similar counterparty credit risks in other assets of the investment portfolio.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations. The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded options, in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

     Prior to 2009, the Company recognized in earnings an other-than-temporary impairment (OTTI) for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also prior to 2009, the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

     In 2009, the Financial Accounting Standards Board (FASB) issued new guidance on the recognition and presentation of other-than-temporary impairments. This new guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings. The application of this pronouncement was effective January 1, 2009 and the Company adopted the guidance on a prospective basis as required.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2009 or 2008.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations.

     SECURITIES LENDING

     The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent. When these loan transactions occur, the lending broker provides cash equivalent collateral equal to 102% to 105% of the fair value of the loaned securities.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $199,000, $1,285,000, and $1,335,000 for the years ended December 31, 2009,
     2008, and 2007, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2009 and 2008 were $78,253,000 and $253,703,000, respectively. As of December 31, 2009 and 2008, the fair value of the collateral associated with securities lending was $80,750,000 and $214,604,000, respectively.

     As a result of deteriorating collateral asset quality the Company recognized other-than-temporary impairments of $0, $47,019,000 and $10,044,000 for the years ended December 31, 2009, 2008 and 2007, respectively, on defaulted or distressed fixed income securities contained within its securities lending portfolio. These impairments are included in net realized investment gains (losses) on the consolidated statements of operations. As of December 31, 2009, the Company recognized unrealized gains of $12,016,000 due to the recovery in fair value of certain securities lending collateral assets that were previously impaired in 2008 and 2007. The Company also recorded net realized investment gains of $4,276,000 in 2009 due to the subsequent sale of securities lending collateral assets that were previously impaired in 2008 and 2007.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2009 and 2008, the fair value of these investments included within equity securities on the consolidated balance sheets was $25,769,000 and $21,041,000, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2009 and 2008. Factors regarding economic outlook, as reviewed by a third-party, and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional net loss of $15,280,000 in 2008.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                                 2009     2008
------------                               -------   ------
Balance at beginning of year               $ 9,726   $2,952
Capitalization                               3,467    4,950
Amortization and interest                     (715)     201
Adjustment for unrealized gains (losses)    (2,186)   1,623
                                           -------   ------
Balance at end of year                     $10,292   $9,726
                                           =======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $36,612,000 and $37,896,000 as of December 31, 2009 and 2008, respectively, and amortized software expense of $14,167,000, $13,714,000 and $12,710,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $118,940,000 and $114,081,000 at December 31, 2009 and 2008,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2009, 2008 and 2007, was $11,715,000, $12,136,000,
     and $11,787,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2009, the Company has assumed an average rate of investment yields ranging from 4.65% to 5.24%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2009 and 2008, the total participating business in force was $1,918,937,000 and $1,719,000,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% and 0.3% at December 31, 2009 and 2008, respectively.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2008 and 2007 financial statement balances have been reclassified to conform to the 2009 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2009, approximately 90.6% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In September 2009, the FASB issued Accounting Standards Update 12 (ASU 2009-12), Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which provides guidance on measuring the fair value of investments in certain entities that calculate net asset value per share, how investments within its scope would be classified in the fair value hierarchy and enhances disclosure requirements about the nature and risks of investments measured at fair value on a recurring and non-recurring basis for periods ending after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-12.

     In August 2009, the FASB issued Accounting Standards Update 5 (ASU 2009-5), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company is currently evaluating the impact to its consolidated results of operations and financial position due to the adoption of ASU 2009-5.

     In June 2009, the FASB issued FASB Accounting Standards Codification (Codification) as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental agencies. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for periods ending after September 15, 2009. Since it did not modify GAAP, Codification did not have a material impact on the consolidated results of operations or financial position of the Company.

     In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In May 2009, the FASB issued guidance establishing general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or available to be issued. It also requires disclosure of the date through which management has evaluated subsequent events and the basis for that date. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 24.

     In April 2009, the FASB issued new guidance on the recognition and presentation of other-than-temporary impairments (OTTI Guidance) as discussed in note 2. This OTTI Guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, was an increase to retained earnings of $87,683,000 and a decrease to accumulated other comprehensive income (AOCI) of $56,783,000. This cumulative effect adjustment to retained earnings was comprised of an increase to the amortized cost basis of fixed maturity securities of $89,593,000, net of policyholder related amounts of $2,388,000 and net of deferred income tax benefits of $478,000. The difference between the impact of the cumulative effect adjustment to retained earnings and AOCI of $30,900,000 is almost entirely due to a decrease in the tax valuation allowance as a result of the reclassification of non-credit losses to AOCI. The enhanced financial statement presentation of the total OTTI loss and the offset for the portion of noncredit OTTI loss transferred to, and recognized in, other comprehensive income (loss) is presented on the consolidated statements of operations.

     In January 2009, the FASB issued guidance which removed the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an OTTI has occurred. The Company adopted the provisions of this new guidance on a prospective basis effective October 1, 2008.

     In April 2009, the FASB issued guidance on estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and identifying transactions that are not orderly. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

     In December 2008, the FASB issued guidance requiring employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company has provided all of the material required disclosures in note 11.

     In April 2008, the FASB issued guidance addressing renewal and extension assumptions used to determine the useful life of recognized intangible assets. This guidance is effective for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

     In March 2008, the FASB issued guidance effective for fiscal years beginning after November 15, 2008, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The Company has provided all of the material required disclosures in note 7.

     In December 2007, FASB issued guidance establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

     In December 2007, the FASB issued and subsequently modified in April 2009, guidance relating to business combinations. This new guidance improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

     In February 2007, the FASB issued guidance permitting entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of this new guidance is required for fiscal years beginning after November 15, 2007. The adoption did not impact the Company's consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. The Company will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provision outlined within the guidance.

     In September 2006, the FASB issued guidance that requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability on its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income (loss). In addition, this new guidance requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan was required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements was required for fiscal years ending after December 15, 2008. The Company adopted the requirement to recognize the funded status of its benefit plans as of December 31, 2007, which resulted in a $22,562,000 decrease to accumulated other comprehensive income (loss), net of taxes. The Company adopted the requirement to measure the funded status as of the date of its year-end financial statements on December 31, 2008, which resulted in a $1,277,000 decrease to retained earnings, net of taxes, and a $89,000 increase to accumulated other comprehensive income (loss), net of taxes.

     In September 2006, the FASB issued guidance which establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of this new guidance was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued guidance which delayed the effective date until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. During October 2008, the FASB issued additional guidance effective upon issuance which clarified the application of the fair value guidance in an inactive market, including: how internal assumptions should be considered when measuring fair value, how observable market information that is not active should be considered and how the use of market quotes should be used when assessing observable and unobservable data. There was no material impact to the Company's financial statements, other than disclosures, as a result of the adoption of this new guidance.

     In June 2006, the FASB issued guidance which clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This new guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Additional guidance is provided on derecognition, classification, interest and penalties, disclosure and transition. The application of this new guidance was required for fiscal years beginning after December 15, 2006. The Company adopted the new guidance effective January 1, 2007, which resulted in a cumulative effect adjustment to increase retained earnings $1,681,000, net of taxes.

     In September 2005, guidance was issued by the AcSEC of the AICPA on accounting for DAC on internal replacements and certain investment contracts. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted this new guidance effective January 1, 2007, which resulted in a cumulative effect adjustment to decrease retained earnings $6,326,000, net of taxes, and decrease accumulated other comprehensive income $20,000, net of taxes.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2009 and 2008. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance for its financial assets and financial liabilities that are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Refer to note 2 for additional information on techniques used to measure fair value and any changes in those techniques during 2009.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2009
                                                            -------------------------------------------------
IN THOUSANDS                                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
------------                                                -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   131,127   $       --   $     --   $   131,127
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       46,382         --        46,382
   Foreign government securities                                     --       23,683         --        23,683
   Corporate securities                                              --    3,794,977    922,579     4,717,556
   Asset-backed securities                                           --      184,946     33,661       218,607
   Commercial mortgage-backed securities                             --      844,537         89       844,626
   Residential mortgage-backed securities                            --    1,978,612      4,675     1,983,287
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       131,127    6,873,137    961,004     7,965,268
Equity securities, available-for-sale                           273,096           --          9       273,105
Fixed maturity securities on loan:
   U.S. government securities                                    38,691           --         --        38,691
   Foreign government securities                                     --          690         --           690
   Corporate securities                                              --       19,510         --        19,510
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    38,691       20,200         --        58,891
Equity securities on loan                                        19,362           --         --        19,362
Derivative instruments                                                6       47,463         --        47,469
                                                            -----------   ----------   --------   -----------
         Total investments                                      462,282    6,940,800    961,013     8,364,095
Cash equivalents                                                273,221        9,493         --       282,714
Securities held as collateral                                     6,876       33,294         --        40,170
Separate account assets (1)                                  11,030,739      416,869         --    11,447,608
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $11,773,118   $7,400,456   $961,013   $20,134,587
                                                            ===========   ==========   ========   ===========
Policy and contract account balances (2)                    $        --   $       --   $ 12,579   $    12,579
Future policy and contract benefits (2)                              --           --     30,999        30,999
Derivative instruments                                               --          673         --           673
Securities lending collateral                                     6,876       73,874         --        80,750
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $     6,876   $   74,547   $ 43,578   $   125,001
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

                                                                    DECEMBER 31, 2008
                                                    ------------------------------------------------
IN THOUSANDS                                          LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
------------                                        ----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale
   U.S. government securities                       $   34,592   $    9,767   $     --   $    44,359
   Agencies not backed by the full faith and
      credit of the U.S. government                         --       34,632      2,797        37,429
   Foreign government securities                            --        4,659         --         4,659
   Corporate securities                                     --    2,403,473    843,528     3,247,001
   Asset-backed securities                                  --      183,003     26,851       209,854
   Commercial mortgage-backed securities                    --      754,176     12,623       766,799
   Residential mortgage-backed securities                   --    1,522,474     16,383     1,538,857
                                                    ----------   ----------   --------   -----------
      Total fixed maturity securities, available-
         for-sale                                       34,592    4,912,184    902,182     5,848,958
Equity securities, available-for-sale                  340,235           --        326       340,561
Fixed maturity securities on loan:
   U.S. government securities                          109,172        3,500         --       112,672
   Agencies not backed by the full faith and
      credit of the U.S. government                         --       37,117         --        37,117
   Corporate securities                                     --       13,942         --        13,942
   Residential mortgage-backed securities                   --       53,022         --        53,022
                                                    ----------   ----------   --------   -----------
      Total fixed maturity securities on loan          109,172      107,581         --       216,753
Equity securities on loan                               36,950           --         --        36,950
Derivative instruments                                       9       57,404         --        57,413
                                                    ----------   ----------   --------   -----------
      Total investments                                520,958    5,077,169    902,508     6,500,635
Cash equivalents                                       463,326       33,425         --       496,751
Securities held as collateral                           13,528      201,076         --       214,604
Separate account assets (1)                          8,977,964      259,683      2,100     9,239,747
                                                    ----------   ----------   --------   -----------
      Total financial assets                        $9,975,776   $5,571,353   $904,608   $16,451,737
                                                    ==========   ==========   ========   ===========
Policy and contract account balances (2)            $       --   $       --   $  2,398   $     2,398
Future policy and contract benefits (2)                     --           --    107,175       107,175
Securities lending collateral                           13,528      258,139         --       271,667
                                                    ----------   ----------   --------   -----------
      Total financial liabilities                   $   13,528   $  258,139   $109,573   $   381,240
                                                    ==========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                   TOTAL REALIZED AND
                                                UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                               --------------------------
                                                                             PURCHASES,        NET
                                  BALANCE AT                    OTHER         SALES AND     TRANSFERS
                                   BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                        OF YEAR    INCOME (1)      INCOME            NET         LEVEL 3     END OF YEAR
------------                      ----------   ----------   -------------   ------------   -----------   -----------
Agencies not backed by the
   full faith and credit of the
   U.S. government                 $  2,797     $    --       $     --        $     --      $ (2,797)     $     --
Corporate securities                843,528      (6,000)       118,005         (19,135)      (13,819)      922,579
Asset-backed securities              26,851          --           (450)         23,682       (16,422)       33,661
Commercial mortgage-backed
   securities                        12,623          --             15             (32)      (12,517)           89
Residential mortgage-backed
   securities                        16,383      (1,227)         2,220         (12,176)         (525)        4,675
                                   --------     -------       --------        --------      --------      --------
      Total fixed maturities,
         available-for-sale         902,182      (7,227)       119,790          (7,661)      (46,080)      961,004
Equity securities, available-
   for-sale                             326          --            213            (415)         (115)            9
Separate account assets (2)           2,100      (1,200)            --            (900)           --            --
                                   --------     -------       --------        --------      --------      --------
      Total financial assets       $904,608     $(8,427)      $120,003        $ (8,976)     $(46,195)     $961,013
                                   ========     =======       ========        ========      ========      ========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net income.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2008:

                                                   TOTAL REALIZED AND
                                                UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                               --------------------------
                                                                             PURCHASES,        NET
                                  BALANCE AT                    OTHER         SALES AND     TRANSFERS
                                   BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                        OF YEAR     LOSS (1)        LOSS             NET         LEVEL 3     END OF YEAR
------------                      ----------    --------    -------------   ------------   -----------   -----------
Agencies not backed by the
   full faith and credit of the
   U.S. government                $    3,979    $     --      $  (1,182)      $     --       $    --       $  2,797
Corporate securities               1,001,721      (5,346)      (141,261)       (16,608)        5,022        843,528
Asset-backed securities               15,939      (1,339)        (1,972)        (2,257)       16,480         26,851
Commercial mortgage-backed
   securities                         29,743     (10,979)        (2,607)         2,724        (6,258)        12,623
Residential mortgage-
   backed securities                   8,424      (1,365)        (4,733)        13,405           652         16,383
                                  ----------    --------      ---------       --------       -------       --------
      Total fixed maturities,
         available-for-sale        1,059,806     (19,029)      (151,755)        (2,736)       15,896        902,182
Equity securities, available-
   for-sale                            2,369        (428)            89         (1,819)          115            326
Separate account assets (2)           10,061      (2,516)            --            (52)       (5,393)         2,100
                                  ----------    --------      ---------       --------       -------       --------
         Total financial assets   $1,072,236    $(21,973)     $(151,666)      $ (4,607)      $10,618       $904,608
                                  ==========    ========      =========       ========       =======       ========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

     There were no changes in unrealized gains (losses) included in net income
     (loss) related to assets held as of December 31, 2009 and 2008.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2009:

                                                     TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                        INCLUDED IN:
                                                 --------------------------
                                                                                  SALES
                                                                                ISSUANCES        NET
                                    BALANCE AT                    OTHER            AND        TRANSFERS
                                     BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                          OF YEAR    INCOME (1)       GAIN             NET         LEVEL 3     END OF YEAR
------------                        ----------   ----------   -------------   ------------   -----------   -----------
Policy and contract account
   balances                          $  2,398     $ 10,181         $--           $    --         $--         $12,579
Future policy and contract
   benefits                           107,175      (75,090)         --            (1,086)         --          30,999
                                     --------     --------         ---           -------         ---         -------
      Total financial liabilities    $109,573     $(64,909)        $--           $(1,086)        $--         $43,578
                                     ========     ========         ===           =======         ===         =======

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2008:

                                                     TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                        INCLUDED IN:
                                                 --------------------------
                                                                                 SALES,
                                                                                ISSUANCES        NET
                                    BALANCE AT                    OTHER            AND        TRANSFERS
                                     BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                          OF YEAR     LOSS (1)        LOSS             NET         LEVEL 3     END OF YEAR
------------                        ----------    --------    -------------   ------------   -----------   -----------
Policy and contract account
   balances                          $ 1,727       $   671         $--           $  --           $--         $  2,398
Future policy and contract
   benefits                           12,986        94,599          --            (410)           --          107,175
                                     -------       -------         ---           -----           ---         --------
      Total financial liabilities    $14,713       $95,270         $--           $(410)          $--         $109,573
                                     =======       =======         ===           =====           ===         ========

(1) The amounts in the column are reported in net realized investment gains (losses) on the consolidated statements of operations for the amounts related to future policy and contract benefits and in policyholder benefits for the amounts related to the policy and contract account balances.

The change in unrealized (gains) losses included in net income (loss) related to liabilities held as of December 31, 2009 was $(60,698,000), of which $(70,908,000) was included in net realized investment gains (losses) and $10,210,000 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income
(loss) related to liabilities held as of December 31, 2008 was $95,463,000, of which $94,792,000 was included in net realized investment gains (losses) and $671,000 was included in policyholder benefits on the consolidated statements of operations.

The Company did not have any assets or liabilities reported at fair value on a nonrecurring basis.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

The interest rates on finance receivables outstanding as of December 31, 2009 and 2008 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2009 and 2008 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                     2009                      2008
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
IN THOUSANDS                 AMOUNT        VALUE       AMOUNT        VALUE
------------               ----------   ----------   ----------   ----------
Mortgage loans, net        $1,263,581   $1,231,777   $1,250,198   $1,181,272
Finance receivables, net      190,925      190,925      185,317      185,317
Policy loans                  340,362      340,362      334,986      334,986
Alternative investments       470,424      470,424      475,016      475,016

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                     2009                      2008
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
IN THOUSANDS                 AMOUNT        VALUE       AMOUNT        VALUE
------------               ----------   ----------   ----------   ----------
Deferred annuities         $2,420,139   $2,532,103   $2,005,003   $1,991,314
Annuity certain contracts      72,789       76,544       56,112       54,981
Other fund deposits         1,560,268    1,558,257    1,403,133    1,419,365
Supplementary contracts
   without life
   contingencies               56,407       56,407       52,524       52,524
Notes payable                 125,000      127,226      125,000      127,179

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $8,024,159,000 and $6,065,711,000 at December 31, 2009 and 2008,
     respectively. Fixed maturity securities represent 75.0% and 69.1% of total invested assets at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008 publicly traded fixed maturity securities comprised 80.2% and 78.0%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company's mortgage-backed securities investment portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers.

     The Company holds commercial mortgage-backed securities (CMBS) that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's residential mortgage-backed securities (RMBS) portfolio primarily contains prime residential mortgages with loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,671,586,000 and $1,180,361,000 agency backed RMBS and $311,701,000 and
     $358,496,000 non-agency backed RMBS as of December 31, 2009 and 2008, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2009 was $52,396,000 with unrealized losses totaling $15,369,000.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $302,467,000 and $387,511,000 as of December 31, 2009 and 2008,
     respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                       GROSS        GROSS
IN THOUSANDS                            AMORTIZED    UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2009                          COST        GAINS        LOSSES     AOCL (1)   FAIR VALUE
-----------------                       ----------   ----------   ----------   --------   ----------
U.S. government securities              $  119,502    $ 12,129     $    504    $     --   $  131,127
Agencies not backed by the full faith
   and credit of the U.S. government        44,957       2,573        1,148          --       46,382
Foreign government securities               22,481       1,507          305          --       23,683
Corporate securities                     4,496,306     246,359       25,833        (724)   4,717,556
Asset-backed securities                    218,992       5,810        4,287       1,908      218,607
CMBS                                       948,939      11,085       68,964      46,434      844,626
RMBS                                     2,035,150      66,246       38,191      79,918    1,983,287
                                        ----------    --------     --------    --------   ----------
      Total fixed maturities             7,886,327     345,709      139,232     127,536    7,965,268
Equity securities - unaffiliated           242,238      43,195        2,328          --      283,105
                                        ----------    --------     --------    --------   ----------
         Total                          $8,128,565    $388,904     $141,560    $127,536   $8,248,373
                                        ==========    ========     ========    ========   ==========

(1) Amounts include unrealized gains and losses on impaired securities subsequent to the impairment measurement date.

The amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                       GROSS        GROSS
IN THOUSANDS                             AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2008                           COST       GAINS        LOSSES     FAIR VALUE
-----------------                       ----------   ----------   ----------   ----------
U.S. government securities              $   36,673    $  7,819     $    133    $   44,359
Agencies not backed by the full faith
   and credit of the U.S. government        34,250       4,530        1,351        37,429
Foreign government securities                4,196         463           --         4,659
Corporate securities                     3,556,936      35,167      345,102     3,247,001
Asset-backed securities                    243,704       2,131       35,981       209,854
CMBS                                       990,635       2,988      226,824       766,799
RMBS                                     1,610,327      53,574      125,044     1,538,857
                                        ----------    --------     --------    ----------
      Total fixed maturities             6,476,721     106,672      734,435     5,848,958
Equity securities - unaffiliated           348,897      26,175       24,511       350,561
                                        ----------    --------     --------    ----------
         Total                          $6,825,618    $132,847     $758,946    $6,199,519
                                        ==========    ========     ========    ==========

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                 GROSS         GROSS
IN THOUSANDS                       AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2009                     COST       GAINS        LOSSES     OTTI IN AOCL   FAIR VALUE
-----------------                  ---------   ----------   ----------   ------------   ----------
U.S. government securities          $39,325      $  820       $1,454          $--        $38,691
Foreign government securities           703           8           21           --            690
Corporate securities                 18,502       1,063           55           --         19,510
                                    -------      ------       ------          ---        -------
      Total fixed maturities         58,530       1,891        1,530           --         58,891
Equity securities - unaffiliated     15,563       3,870           71           --         19,362
                                    -------      ------       ------          ---        -------
         Total                      $74,093      $5,761       $1,601          $--        $78,253
                                    =======      ======       ======          ===        =======

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                      GROSS         GROSS
IN THOUSANDS                            AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2008                          COST       GAINS        LOSSES     FAIR VALUE
-----------------                       ---------   ----------   ----------   ----------
U.S. government securities               $ 94,122     $18,559      $    9      $112,672
Agencies not backed by the full faith
   and credit of the U.S. government       35,841       1,276          --        37,117
Corporate securities                       14,330         372         760        13,942
RMBS                                       50,474       2,568          20        53,022
                                         --------     -------      ------      --------
      Total fixed maturities              194,767      22,775         789       216,753
Equity securities - unaffiliated           35,039       3,038       1,127        36,950
                                         --------     -------      ------      --------
         Total                           $229,806     $25,813      $1,916      $253,703
                                         ========     =======      ======      ========

     The amortized cost and fair value of fixed maturity securities at December 31, 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    AVAILABLE-FOR-SALE
                                            AVAILABLE-FOR-SALE      SECURITIES ON LOAN
                                         -----------------------   -------------------
                                         AMORTIZED       FAIR      AMORTIZED     FAIR
IN THOUSANDS                               COST         VALUE         COST      VALUE
------------                             ----------   ----------   ---------   -------
Due in one year or less                  $  198,111   $  202,638    $   706    $   706
Due after one year through five years     2,056,555    2,166,403      6,203      6,524
Due after five years through ten years    2,124,227    2,234,199     27,754     27,788
Due after ten years                         304,353      315,508     23,867     23,873
                                         ----------   ----------    -------    -------
                                          4,683,246    4,918,748     58,530     58,891
Asset-backed and mortgage-backed
   securities                             3,203,081    3,046,520         --         --
                                         ----------   ----------    -------    -------
      Total                              $7,886,327   $7,965,268    $58,530    $58,891
                                         ==========   ==========    =======    =======

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                               DECEMBER 31, 2009
                                   -----------------------------------------------------------------------------
                                             LESS THAN 12 MONTHS                  12 MONTHS OR GREATER
                                   -------------------------------------   -------------------------------------
                                                             UNREALIZED                              UNREALIZED
                                                AMORTIZED    LOSSES AND                 AMORTIZED    LOSSES AND
IN THOUSANDS                       FAIR VALUE     COST      OTTI IN AOCL   FAIR VALUE      COST     OTTI IN AOCL
------------                       ----------   ---------   ------------   ----------   ---------   ------------
U.S. government securities         $ 33,883      $ 34,387      $   504      $     --     $     --     $     --
Agencies not backed by the full
   faith and credit of the U.S.
   government                        19,506        20,626        1,120           635          663           28
Foreign government securities         7,163         7,468          305            --           --           --
Corporate securities                318,623       323,588        4,965       305,452      325,596       20,144
Asset-backed securities              74,258        76,891        2,633        21,784       25,346        3,562
CMBS                                125,319       137,089       11,770       366,573      470,201      103,628
RMBS                                444,270       475,153       30,883       222,061      309,287       87,226
Equity securities - unaffiliated     11,640        12,299          659        75,036       76,705        1,669

                                                              DECEMBER 31, 2008
                                   -----------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                    12 MONTHS OR GREATER
                                   --------------------------------------   ------------------------------------
                                                AMORTIZED    UNREALIZED                  AMORTIZED    UNREALIZED
IN THOUSANDS                       FAIR VALUE      COST        LOSSES       FAIR VALUE      COST        LOSSES
------------                       ----------   ----------   ------------   ----------   ---------   -----------
U.S. government securities         $      343   $      476     $    133      $     --     $     --     $     --
Agencies not backed by the full
   faith and credit of the U.S.
   government                           2,797        4,000        1,203           952        1,100          148
Corporate securities                1,810,209    2,019,010      208,801       429,023      565,324      136,301
Asset-backed securities               168,685      199,477       30,792         5,731       10,920        5,189
CMBS                                  533,448      696,486      163,038        90,065      153,851       63,786
RMBS                                  223,403      295,487       72,084        83,058      136,018       52,960
Equity securities - unaffiliated       78,202       96,686       18,484        29,192       35,219        6,027

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                           DECEMBER 31, 2009
                                   -----------------------------------------------------------------
                                          LESS THAN 12 MONTHS              12 MONTHS OR GREATER
                                   --------------------------------   ------------------------------
                                                         UNREALIZED                       UNREALIZED
                                                         LOSSES AND                       LOSSES AND
                                     FAIR    AMORTIZED     OTTI IN     FAIR   AMORTIZED     OTTI IN
IN THOUSANDS                        VALUE       COST        AOCL      VALUE      COST        AOCL
------------                       -------   ---------   ----------   -----   ---------   ----------
U.S. government securities         $32,071    $33,525      $1,454      $ --      $ --        $--
Foreign government securities          497        518          21        --        --         --
Corporate securities                 5,310      5,364          54       424       425          1
Equity securities - unaffiliated     1,249      1,320          71        --        --         --

                                                           DECEMBER 31, 2008
                                   -----------------------------------------------------------------
                                          LESS THAN 12 MONTHS              12 MONTHS OR GREATER
                                   --------------------------------   ------------------------------
                                     FAIR    AMORTIZED   UNREALIZED    FAIR   AMORTIZED   UNREALIZED
IN THOUSANDS                        VALUE       COST       LOSSES      VALUE     COST       LOSSES
------------                       -------   ---------   ----------   ------  ---------   ----------
U.S. government securities          $4,751     $4,760      $    9     $   --    $   --      $ --
Corporate securities                 6,862      7,242         380      2,749     3,129       380
RMBS                                 2,299      2,319          20         --        --        --
Equity securities - unaffiliated     5,520      6,629       1,109        106       124        18

     U.S. government securities by their nature are impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Agencies not backed by the full faith and credit of the U.S. government are also normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Foreign governments are similar in nature to U.S. government and agency securities in that the primary impact to valuation is due to changes in interest rates. These securities are also impacted by foreign currency rates and the Company attempts to invest only in stable, top tier global markets. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company impairs securities due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's RMBS portfolio primarily consists of prime residential mortgages with loans made to customers with strong credit histories. The slowdown in the U.S. housing market has impacted the valuations across the entire asset class. As of December 31, 2009, 84.3% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2009, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 79.8% investment grade (BBB or better) and 69.3% of the unrealized losses were recognized as OTTI noncredit losses. Credit support for the RMBS holdings remains high.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2009, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 94.2% investment grade and 35.7% of the unrealized losses were recognized as OTTI noncredit loss. Based on the results of discounted cash flow analysis, the Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Equity securities with unrealized losses at December 31, 2009 primarily represent highly diversified mutual funds that have positive outlooks for near-term future recovery.

     At December 31, 2009 and 2008, fixed maturity securities and cash equivalents with a carrying value of $18,862,000 and $17,609,000, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties including office buildings, retail facilities, apartments/other, industrial and hotel properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,263,581,000 and $1,250,198,000 at December 31, 2009 and 2008, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     Real estate acquired in satisfaction of debt is accounted for at the lower of the property's fair value less expected selling costs or the loan balance. The Company had no foreclosed loans or real estate owned as of December 31, 2009 or 2008.

     Realized losses on mortgage loans are the result of foreclosures, sales of loans and write-down in anticipation of losses. The Company did not recognize any realized capital losses on commercial mortgage loans for the years ended December 31, 2009, 2008 and 2007. The valuation allowance held for mortgage loans was $100,000 and $0 as of December 31, 2009 and 2008. The change in valuation allowance was $100,000 for the year ending December 31, 2009 and $0 for the years ending December 31, 2008 and 2007.

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are attempted to be diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                       DECEMBER 31, 2009     DECEMBER 31, 2008
                                      -------------------   -------------------
                                      CARRYING   PERCENT    CARRYING   PERCENT
IN THOUSANDS                            VALUE    OF TOTAL    VALUE     OF TOTAL
------------                          --------   --------   --------   --------
Alternative Investments
   Private equity funds               $244,590     52.0%    $247,282     52.1%
   Mezzanine debt funds                156,180     33.2%     160,294     33.7%
   Hedge funds                          69,654     14.8%      67,440     14.2%
                                      --------    -----     --------    -----
      Total alternative investments   $470,424    100.0%    $475,016    100.0%
                                      ========    =====     ========    =====

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                   2009        2008        2007
------------                 --------    --------    --------
Fixed maturity securities    $437,786    $406,958    $401,629
Equity securities              12,371      20,886      23,593
Mortgage loans                 77,362      80,917      76,246
Policy loans                   24,515      24,040      22,522
Cash equivalents                1,510       4,921      10,312
Alternative investments         3,930       5,266       2,577
Derivative instruments            (85)       (101)         53
Other invested assets           1,362       3,005       2,459
                             --------    --------    --------
   Gross investment income    558,751     545,892     539,391
Investment expenses           (15,636)    (16,676)    (17,021)
                             --------    --------    --------
   Total                     $543,115    $529,216    $522,370
                             ========    ========    ========

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                      2009         2008        2007
------------                    --------    ---------    --------
Fixed maturity securities       $(27,840)   $(290,059)   $(50,010)
Equity securities                 47,486      (93,986)     83,580
Mortgage loans                       (74)          --          --
Alternative investments          (15,267)      (2,070)     32,516
Derivative instruments            21,434      (50,844)     (7,921)
Other invested assets                  2          107         134
Securities held as collateral      4,276      (47,019)    (10,044)
                                --------    ---------    --------
   Total                        $ 30,017    $(483,871)   $ 48,255
                                ========    =========    ========

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

IN THOUSANDS                      2009        2008         2007
------------                    --------    --------     --------
Fixed maturity securities,
   available for sale:
   Gross realized gains         $102,423    $ 15,997     $ 22,237
   Gross realized losses         (85,455)    (93,306)     (34,747)
Equity securities:
   Gross realized gains           79,699      49,028      108,727
   Gross realized losses         (27,963)    (66,223)     (17,547)
Alternative investments:
   Gross realized gains            5,085      10,173       38,064
   Gross realized losses             (21)        (70)         (78)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                      2009      2008       2007
------------                    -------   --------   -------
Fixed maturity securities
   Corporate securities         $14,107   $ 46,580   $ 7,035
   Asset-backed securities           --     14,400       931
   CMBS                           1,141     29,363     4,723
   RMBS                          29,560    122,408    24,811
Equity securities                 4,250     76,792     7,600
Alternative investments          20,331     12,173     5,470
Securities held as collateral        --     47,019    10,044
                                -------   --------   -------
   Total other-than-temporary
      impairments               $69,388   $348,735   $60,614
                                =======   ========   =======

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, 2009, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

IN THOUSANDS                                                2009
------------                                              --------
Balance at beginning of year                              $     --
Credit loss component of OTTI loss not reclassified to
   other comprehensive loss in the cumulative effect
   transition adjustment                                    87,767
Additions:
   Initial impairments - credit loss OTTI recognized on
      securities not previously impaired                    33,415
   Additional impairments - credit loss OTTI recognized
      on securities previously impaired                     11,393
                                                          --------
Balance at end of year                                    $132,575
                                                          ========

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for over-the-counter derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                           DECEMBER 31, 2009                  DECEMBER 31, 2008
                                                   --------------------------------   --------------------------------
IN THOUSANDS                                                        FAIR VALUE                         FAIR VALUE
                                                              ---------------------              ---------------------
     PRELIMINARY
   UNDERLYING RISK                                 NOTIONAL             LIABILITIES   NOTIONAL             LIABILITIES
       EXPOSURE             INSTRUMENT TYPE         AMOUNT     ASSETS       (1)        AMOUNT     ASSETS       (1)
--------------------   -------------------------   --------   -------   -----------   --------   -------   -----------
Interest rate          Interest rate swaps         $101,500   $ 3,287       $ --      $101,500   $26,551       $--
                       Interest rate futures        162,100         5         --       514,100         7        --
                       TBAs                          39,361    41,056         --        30,125    30,906        --
Foreign currency       Foreign currency forwards          6        --         --           621       (54)       --
Equity market          Equity futures                89,320         2         --        94,390         3        --
                       Equity options                61,160     3,119        673            --        --        --
                                                   --------   -------       ----      --------   -------       ---
   Total derivatives                               $453,447   $47,469       $673      $740,736   $57,413       $--
                                                   ========   =======       ====      ========   =======       ===

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

The majority of the freestanding derivatives utilized by the Company are for specific hedging programs related to various annuity and insurance product liabilities that have market risk. The trading activity for these programs is influenced by two major factors - the sales growth of products and the volatility in the interest and equity markets. The volume and frequency of trading increased during the volatile equity markets in late 2008 and early 2009. For most of 2008 and 2009 the trading volume and frequency was at expected levels.

The Company uses interest rate futures to manage duration in certain portfolios within the general account of the Company. The trading volume and frequency was stable in these portfolios during 2009 and 2008. In addition, the Company utilized a total return strategy in 2007 and 2008 that replicated the S&P 500 by investing in corporate bonds and total rate of return swaps. The swaps were unwound in 2008. The remaining use of derivatives is immaterial to the Company's results.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     Total rate of return swaps (TRRs) are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to synthetically create investments. There were no TRRs at December 31, 2009 or December 31, 2008.

     The Company also holds certain mortgage backed TBA instruments that have not settled at their first available date to settle.

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                    DECEMBER 31, 2009
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                      $(19,339)           $(83)          $3,414
Interest rate futures                     (12,010)             --               --
TBAs                                        1,075              --               --
Foreign currency forwards                      53              (2)              --
Equity futures                            (24,521)             --               --
Equity options                                 --              --              768
                                         --------            ----           ------
Total gains (losses) recognized in
   income from derivatives               $(54,742)           $(85)          $4,182
                                         ========            ====           ======

                                                    DECEMBER 31, 2008
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                       $24,115           $ (23)           $141
Interest rate futures                      15,946              --              --
TBAs                                        1,065              --              --
Foreign currency forwards                      26             (78)             --
Equity futures                              5,025              --              --
Equity options                                (65)             --              --
Total return swaps                         (2,767)             --              --
                                          -------           -----            ----
Total gains (losses) recognized in
   income from derivatives                $43,345           $(101)           $141
                                          =======           =====            ====

                                                    DECEMBER 31, 2007
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                      $   121              $--            $(87)
Interest rate futures                       (543)              --              --
TBAs                                          25               --              --
Foreign currency forwards                   (327)              53              --
Equity futures                            (1,586)              --              --
Equity options                             2,474               --              --
Total return swaps                          (340)              --              --
                                         -------              ---            ----
Total gains (losses) recognized in
   income from derivatives               $  (176)             $53            $(87)
                                         =======              ===            ====

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2009 or December 31, 2008.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any over-the-counter derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2009 and therefore, was not required to pledge collateral.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The following table presents the fair value of the Company's embedded derivatives at December 31:

IN THOUSANDS                                             2009       2008
------------                                           --------   --------
Embedded derivatives within annuity products:
   Guaranteed withdrawal benefits                      $(17,176)  $(83,252)
   Guaranteed payout floors                             (13,823)   (23,923)
   Other                                                 (2,954)    (1,652)
Embedded derivatives within life insurance products:
   Equity-linked index credits                         $ (9,625)  $   (746)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

IN THOUSANDS                                             2009       2008       2007
------------                                           --------   --------   --------
Embedded derivatives within annuity products:
   Net investment gains (losses)                       $76,176    $(94,189)  $(7,745)
   Policyholder benefits                                (1,302)       (464)     (912)
Embedded derivatives within life insurance products:
   Policyholder benefits                               $(8,879)   $   (207)  $   (12)

     At December 31, 2009 and 2008, fixed maturity securities with a carrying value of $29,989,000 and $15,804,000, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     An entity is considered a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2009 and 2008, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2009 and 2008 were $4,746,000 and $4,972,000, respectively and are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

                                     MAXIMUM
IN THOUSANDS               TOTAL    EXPOSURE
DECEMBER 31, 2009          ASSETS    TO LOSS
-----------------         -------   --------
Alternative investments   $31,614    $24,852
Other invested assets       2,286      2,286

                                     MAXIMUM
IN THOUSANDS               TOTAL    EXPOSURE
DECEMBER 31, 2008          ASSETS    TO LOSS
-----------------         -------   --------
Alternative investments   $28,008    $25,080
Other invested assets       2,286      2,286

(9)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

IN THOUSANDS                        2009         2008
------------                     ---------    ---------
Direct installment loans         $ 227,107    $ 223,889
Retail installment notes            38,301       30,633
Accrued interest                     4,458        4,289
                                 ---------    ---------
   Gross receivables               269,866      258,811
Unearned finance charges           (68,177)     (63,125)
Allowance for losses               (10,764)     (10,369)
                                 ---------    ---------
      Finance receivables, net   $ 190,925    $ 185,317
                                 =========    =========

     Direct installment loans, at December 31, 2009 and 2008, consisted of $156,309,000 and $153,144,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $11,276,000 and $13,329,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2009 were as follows:

IN THOUSANDS
------------
2010                                $ 23,991
2011                                  64,736
2012                                  92,536
2013                                  18,080
2014                                     543
2015 and thereafter                    1,803
                                    --------
   Total finance receivables, net
      of unearned finance charges    201,689
Allowance for losses                 (10,764)
                                    --------
      Finance receivables, net      $190,925
                                    ========

     During the years ended December 31, 2009, 2008 and 2007, principal cash collections of direct installment loans were $74,312,000, $74,441,000 and $74,751,000, respectively, and the percentages of these cash collections to average net balances were 46%, 47% and 51%, respectively. Retail installment notes' principal cash collections were $37,770,000, $38,200,000 and $37,987,000, respectively, and the percentages of these cash collections to average net balances were 148%, 149% and 146% for the years ended December 31, 2009, 2008 and 2007, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at both December 31, 2009 and 2008 was 5.3%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                     2009        2008        2007
------------                   --------    --------    -------
Balance at beginning of year   $ 10,369    $ 10,067    $ 9,227
Provision for credit losses      10,116       8,487      7,018
Charge-offs                     (13,553)    (11,907)    (9,741)
Recoveries                        3,832       3,722      3,549
Allowance on bulk purchases          --          --         14
                               --------    --------    -------
Balance at end of year         $ 10,764    $ 10,369    $10,067
                               ========    ========    =======

     At December 31, 2009 and 2008, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2009 and 2008 and the related allowance for losses were as follows:

                                INSTALLMENT
IN THOUSANDS                       LOANS
------------                    -----------
Balances at December 31, 2009       $77
Related allowance for losses        $63
Balances at December 31, 2008       $97
Related allowance for losses        $63

     All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2009 and 2008 was $86,000 and $128,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2009 or 2008.

     The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2009 and 2008 was $23,168,000 and $22,654,000,
     respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2009 and 2008.

(10) INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                          2009        2008        2007
------------                        -------    ---------    --------
Computed tax expense (benefit)      $57,341    $(119,014)   $ 96,935
Difference between computed and
   actual tax expense:
   Dividends received deduction      (7,394)      (7,278)    (10,734)
   Tax credits                         (927)      (5,257)     (6,532)
   Change in valuation allowance         (1)      36,995           6
   Expense adjustments and other      2,550        3,018       1,469
                                    -------    ---------    --------
      Total tax expense (benefit)   $51,569    $ (91,536)   $ 81,144
                                    =======    =========    ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset (liability) at December 31 were as follows:

IN THOUSANDS                                               2009       2008
------------                                             --------   --------
Deferred tax assets:
   Policyholder liabilities                              $ 16,602   $     --
   Pension, postretirement and other benefits              66,858     86,330
   Tax deferred policy acquisition costs                  124,938    120,119
   Deferred gain on individual disability coinsurance       9,320     10,746
   Net realized capital losses                             63,970    141,493
   Net unrealized capital losses                               --    201,650
   Ceding commissions and goodwill                          2,603      4,327
   Other                                                    7,329      8,031
                                                         --------   --------
      Gross deferred tax assets                           291,620    572,696
   Less valuation allowance                                    --    (37,001)
                                                         --------   --------
      Deferred tax assets, net of valuation allowance     291,620    535,695

Deferred tax liabilities:
   Policyholder liabilities                                    --     28,538
   Deferred policy acquisition costs                      251,577    286,772
   Premiums                                                23,547     31,048
   Real estate and property and equipment depreciation      6,655      7,398
   Basis difference on investments                          6,805      7,008
   Net unrealized capital gains                            56,242         --
   Other                                                   16,725     17,361
                                                         --------   --------
      Gross deferred tax liabilities                      361,551    378,125
                                                         --------   --------
         Net deferred tax asset (liability)              $(69,931)  $157,570
                                                         ========   ========

     As of December 31, 2008, the Company recorded a $37,001,000 valuation allowance related to capital losses and tax benefits of certain state operating loss carryforwards. The valuation allowance reflected management's assessment, based on available information at the time, that it was more likely than not that the deferred income tax asset for certain capital losses and certain state operating loss carryforwards would not be realized. The entire change in valuation allowance was recognized as income tax expense in 2008 on the consolidated statements of operations.

     As of December 31, 2009, management determined that a valuation allowance was not required for these deferred tax asset items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income. The net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, resulted in a $31,000,000 reduction of the valuation allowance. Of the remaining $6,001,000 of valuation allowance, $6,000,000 was released as an increase to other comprehensive income and $1,000 was released as a decrease to income tax expense on the consolidated statements of operations.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2009, 2008, and 2007, was $(37,001,000),
     $36,995,000 and $6,000, respectively.

     At December 31, 2009, state net operating loss carryforwards were $655,000, the majority of which will expire beginning in 2017.

     Income taxes (refunded) paid for the years ended December 31, 2009, 2008, and 2007, were $(41,920,000), $17,073,000 and $76,551,000, respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                 2009      2008
------------                                               -------   -------
Balance at beginning of year                               $24,716   $20,191
Additions based on tax positions related to current year     2,179       881
Additions for tax positions of prior years                   5,071     5,206
Reductions for tax positions of prior years                 (8,132)   (1,562)
                                                           -------   -------
Balance at end of year                                     $23,834   $24,716
                                                           =======   =======

     Included in the balance of unrecognized tax benefits at December 31, 2009 are potential benefits of $7,699,000 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2009, accrued interest and penalties of $1,198,000 are recorded as current income tax recoverable on the consolidated balance sheets and $1,176,000 is recognized as a current income tax benefit on the consolidated statements of operations.

     At December 31, 2009, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     In December 2009, the IRS completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2005 through 2007. Two Revenue Agent Reports were received upon the close of the audit, one for the agreed audit issues and one for the disagreed audit issues. The Company accrued for its applicable share of the taxes assessed on the agreed audit issues. For the disagreed issues, the Company made a Section 6603 deposit and is currently appealing those issues to the IRS Office of Appeals. In addition, the Company is still in Appeals for an issue arising from the audit of its tax returns for the years 2003 and 2004. The Company believes that any additional taxes refunded or assessed as a result of Appeals will not have a material effect on its accounting position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2010, the Company expects to contribute the amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     The Company has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

     The Company also has other postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. In 2009, for substantially all of its employees, the Company adopted an amendment to reduce the premium subsidy. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $0 to the 401(h) account in 2010, and may contribute additional tax deductible amounts.

     As described in note 4, effective December 31, 2007 the Company adopted the requirement for the recognition of the funded status of pension and other postretirement plans on the consolidated balance sheets and eliminated the requirement to recognize a minimum pension liability as a component of accumulated other comprehensive income. Upon adoption of the new guidance, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of net actuarial losses, prior service costs and the remaining amount of net transition obligation that had not yet been included in net periodic benefit cost. The following table summarizes the adjustments to the December 31, 2007 consolidated balance sheet as a result of adopting the new guidance issued by FASB:

                                            BEFORE ADOPTION   ADOPTION OF    AFTER ADOPTION
IN THOUSANDS                                OF NEW GUIDANCE   NEW GUIDANCE   OF NEW GUIDANCE
------------                                ---------------   ------------   ---------------
Other assets:
   Prepaid pension asset                        $ 46,708        $(23,882)        $ 22,826
   Intangible asset                                   27             (27)              --
Pension and other postretirement benefits
   - pension                                     (44,430)        (14,822)         (59,252)
Pension and other postretirement benefits
   - other postretirement plans                  (58,751)          4,021          (54,730)
Accumulated other comprehensive income            (4,563)        (34,710)         (39,273)

     As described in note 4, effective December 31, 2008 the Company adopted the requirement to measure the funded status for its pension and other postretirement plans as of the date of its year-end financial statements. Prior to implementation of this change, the measurement date for the majority of the Company's pension and other postretirement plans was December 1. Upon adoption of the change in measurement date, the Company recorded a decrease to retained earnings of $1,277,000, net of taxes, and an increase to accumulated other comprehensive income (loss) of $89,000, net of tax.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                              PENSION BENEFITS       OTHER BENEFITS
                                           ---------------------   -------------------
IN THOUSANDS                                  2009        2008       2009       2008
------------                               ---------   ---------   --------   --------
Change in benefit obligation:
Benefit obligation at beginning of year    $ 506,456   $ 449,373   $ 86,468   $ 62,057
Measurement date change                           --       4,083         --        526
Service cost                                  20,913      17,659      2,709      2,208
Interest cost                                 29,498      28,675      4,623      4,106
Amendments                                        --          --    (16,819)        --
Actuarial (gain) loss                         (5,786)     17,877    (18,870)    19,916
Benefits paid                                 (9,813)    (11,209)    (1,691)    (2,345)
                                           ---------   ---------   --------   --------
Benefit obligation at end of year          $ 541,268   $ 506,456   $ 56,420   $ 86,468
                                           =========   =========   ========   ========

Change in plan assets:
Fair value of plan assets at beginning
   of year                                 $ 369,328   $ 392,947   $  8,642   $  7,327
Measurement date change                           --       2,731         --         49
Actual return on plan assets                  54,044     (85,350)     2,340     (2,983)
Employer contribution                         22,396      70,209      5,457      6,594
Benefits paid                                 (9,813)    (11,209)    (1,691)    (2,345)
                                           ---------   ---------   --------   --------
Fair value of plan assets at end of year   $ 435,955   $ 369,328   $ 14,748   $  8,642
                                           =========   =========   ========   ========

Net amount recognized:
Funded status                              $(105,313)  $(137,128)  $(41,672)  $(77,826)

Amounts recognized on the consolidated
   balance sheets:
Prepaid benefit cost                       $      --   $     282   $     --   $     --
Accrued benefit cost                        (105,313)   (137,410)   (41,672)   (77,826)
                                           ---------   ---------   --------   --------
Net amount recognized                      $(105,313)  $(137,128)  $(41,672)  $(77,826)
                                           =========   =========   ========   ========

Amounts recognized in accumulated
   other comprehensive income (loss):
Prior service benefit                      $   2,689   $   3,133   $ 26,334   $ 10,654
Net actuarial loss                          (146,017)   (177,738)    (9,381)   (30,900)
                                           ---------   ---------   --------   --------
Accumulated other comprehensive income
   (loss) at end of year                   $(143,328)  $(174,605)  $ 16,953   $(20,246)
                                           =========   =========   ========   ========

                                               PENSION BENEFITS      OTHER BENEFITS
                                            --------------------   ------------------
IN THOUSANDS                                  2009        2008       2009      2008
------------                                --------   ---------   -------   --------
Accumulated benefit obligation              $388,705   $ 362,352   $56,420   $ 86,467
Plans with accumulated benefit obligation
   in excess of plan assets:
Projected benefit obligation                $101,613   $  70,622
Accumulated benefit obligation                80,007      49,455
Fair value of plan assets                     33,176      12,055
Weighted average assumptions used to
   determine benefit obligations:
Discount rate                                   6.05%       5.78%     5.98%      5.77%
Rate of compensation increase                   5.73%       5.72%       --         --
Components of net periodic benefit cost:
Service cost                                $ 20,913   $  17,659   $ 2,709   $  2,208
Interest cost                                 29,498      28,675     4,623      4,106
Expected return on plan assets               (33,782)    (30,649)     (726)      (590)
Prior service benefit amortization              (444)       (443)   (1,139)    (1,139)
Recognized net actuarial loss                  5,673       2,810     1,035        420
                                            --------   ---------   -------   --------
Net periodic benefit cost                   $ 21,858   $  18,052   $ 6,502   $  5,005
                                            ========   =========   =======   ========
Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income (loss):
Prior service credit (cost)                 $     --   $      --   $16,819   $     --
Net gain (loss)                               26,048    (133,876)   20,484    (23,488)
Amortization of prior service benefit           (444)       (443)   (1,139)    (1,139)
Amortization of net loss                       5,673       2,810     1,035        420
                                            --------   ---------   -------   --------
Total recognized in other comprehensive
   income (loss)                            $ 31,277   $(131,509)  $37,199   $(24,207)
                                            ========   =========   =======   ========

     Prepaid benefit costs are included in other assets on the consolidated balance sheets. Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The estimated prior service benefit and net actuarial loss for pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2010 are $456,000 and $5,007,000, respectively. The estimated prior service benefit and net actuarial loss for other postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2010 are $2,190,000 and $550,000, respectively.

                                             PENSION        OTHER
                                             BENEFITS      BENEFITS
                                           -----------   -----------
                                           2009   2008   2009   2008
                                           ----   ----   ----   ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                              5.78%  6.40%  5.77%  6.37%
Expected long-term return on plan assets   7.75%  7.77%  7.00%  7.00%
Rate of compensation increase              5.72%  5.71%    --     --

     Estimated future benefit payments for pension and other postretirement plans:

               PENSION     OTHER     MEDICARE
IN THOUSANDS   BENEFITS   BENEFITS    SUBSIDY
------------   --------   --------   --------
2010           $ 12,710    $ 2,107     $ 87
2011             14,247      2,266       98
2012             15,723      2,341      113
2013             18,749      2,511      126
2014             19,369      2,697      137
2015 - 2019     132,163     16,163      875

     For measurement purposes, a 8.0% and 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2009 and 2008, respectively. The rate was assumed to decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2009 and 2008. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2009 by $6,946,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2009 by $953,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2009 by $5,769,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2009 by $790,000.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments. The majority of plans' assets are invested in equity securities, as equity portfolios have historically provided higher average returns than other asset classes over extended periods and are expected to do so in the future. The higher levels of risk entailed in equity securities is balanced by investing a significant portion of the plans' assets in high quality fixed maturity securities and the insurance company general account.

     The target asset allocation as of December 31, 2009, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   50% to 69%
Fixed maturity securities           23% to 41%
Insurance company general account    8% to 11%
Other                                0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2009   2008
                                    ----   ----
Equity securities                    57%    41%
Fixed maturity securities            36%    50%
Insurance company general account     7%     9%

     Equity securities, as classified in the above table, include direct investments in common stocks, mutual funds and pooled separate accounts. Fixed maturity securities include investments in pooled separate accounts. Pooled separate accounts are under either an immediate participation guaranteed contract or a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity securities for asset allocation purposes.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 52% equity securities and 48% fixed maturity securities. The target asset allocation as of December 31, 2009 is 50% equity securities and 50% fixed maturity securities.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2009. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Effective January 1, 2009, the Company prospectively adopted the provisions of fair value measurement guidance for its pension and other postretirement plans financial assets and financial liabilities that are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account. The underlying fair value of the separate account investments consist primarily of marketable equity and fixed maturity securities and are generally based on observable valuation inputs. Underlying investments in pooled separate accounts can also include securities that require unobservable valuation inputs, such as private placement fixed maturity securities. Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following table summarizes the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
DECEMBER 31, 2009                LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
-----------------               --------   --------   -------   --------
Equity securities:
   Intermediate-term bond       $ 92,222    $   --    $    --   $ 92,222
   U.S. large-cap                 83,218        --         --     83,218
   Global bond                    36,035        --         --     36,035
   Emerging market stocks         31,902        --         --     31,902
   International large value      18,306        --         --     18,306
   Domestic real estate            8,734        --         --      8,734
                                --------    ------    -------   --------
      Total equity securities    270,417                         270,417
Investment in pooled separate
   accounts                      100,718     2,704         --    103,422
Insurance company general
   account                            --        --     33,176     33,176
Private equity funds                  --        --     27,309     27,309
Cash and cash equivalents            471        --         --        471
                                --------    ------    -------   --------
   Total investments             371,606     2,704     60,485    434,795
                                --------    ------    -------   --------
      Total financial assets    $371,606    $2,704    $60,485   $434,795
                                ========    ======    =======   ========

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                          TOTAL         PURCHASES,
                                         BALANCE AT    APPRECIATION     SALES AND      BALANCE
                                         BEGINNING    (DEPRECIATION)   SETTLEMENTS,   AT END OF
IN THOUSANDS                              OF YEAR     IN FAIR VALUE        NET           YEAR
------------                             ----------   --------------   ------------   ---------
Investment in pooled separate accounts     $   219       $  (125)         $  (94)      $    --
Insurance company general account           31,487         1,689              --        33,176
Private equity funds                        23,717        (1,060)          4,652        27,309
                                           -------       -------          ------       -------
   Total financial assets                  $55,423       $   504          $4,558       $60,485
                                           =======       =======          ======       =======

     The following table summarizes the Company's other postretirement benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
DECEMBER 31, 2009                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
-----------------                        -------   -------   -------   -------
Investment in pooled separate accounts   $ 7,724     $--       $--     $ 7,724
Equity securities:
   Intermediate-term bond                  7,001      --        --       7,001
                                         -------     ---       ---     -------
      Total investments                   14,725      --        --      14,725
                                         -------     ---       ---     -------
         Total financial assets          $14,725     $--       $--     $14,725
                                         =======     ===       ===     =======

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                          TOTAL         PURCHASES,
                                         BALANCE AT    APPRECIATION     SALES AND      BALANCE
                                         BEGINNING    (DEPRECIATION)   SETTLEMENTS,   AT END OF
IN THOUSANDS                              OF YEAR     IN FAIR VALUE        NET           YEAR
------------                             ----------   --------------   ------------   ---------
Investment in pooled separate accounts     $49,521       $(28,288)       $(21,233)       $--
                                           -------       --------        --------        ---
   Total financial assets                  $49,521       $(28,288)       $(21,233)       $--
                                           =======       ========        ========        ===

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2009, 2008 and 2007 of $6,341,000, $10,087,000 and $11,603,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                         2009        2008        2007
------------                       --------    --------    --------
Balance at January 1               $607,080    $602,622    $599,610
   Less: reinsurance recoverable    539,315     530,178     523,490
                                   --------    --------    --------
Net balance at January 1             67,765      72,444      76,120
                                   --------    --------    --------
Incurred related to:
   Current year                      77,046      74,163      72,665
   Prior years                       (3,798)     (2,145)     (1,467)
                                   --------    --------    --------
Total incurred                       73,248      72,018      71,198
                                   --------    --------    --------
Paid related to:
   Current year                      50,401      45,694      42,755
   Prior years                       24,214      31,003      31,619
                                   --------    --------    --------
Total paid                           74,615      76,697      74,374
                                   --------    --------    --------
Disposition of subsidiary                --          --        (500)
                                   --------    --------    --------
Net balance at December 31           66,398      67,765      72,444
   Plus: reinsurance recoverable    528,862     539,315     530,178
                                   --------    --------    --------
Balance at December 31             $595,260    $607,080    $602,622
                                   ========    ========    ========

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $3,798,000, $2,145,000 and $1,467,000 in 2009, 2008 and 2007,
     respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS             2009          2008          2007
------------          ----------    ----------    ----------
Direct premiums       $1,576,012    $1,619,867    $1,226,867
Reinsurance assumed      301,268       429,597       419,933
Reinsurance ceded       (196,191)     (187,188)     (178,809)
                      ----------    ----------    ----------
   Net premiums       $1,681,089    $1,862,276    $1,467,991
                      ==========    ==========    ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $192,994,000, $166,794,000 and $164,063,000 during 2009, 2008, and 2007, respectively.

     The Company terminated its coinsurance participation in the Servicemembers Group Life Insurance (SGLI) and Federal Employees Group Life Insurance (FEGLI) reinsurance programs effective July 1, 2009 and October 1, 2009, respectively. The Company recognized total revenues of $274,909,000, $398,401,000 and $384,911,000 in 2009, 2008 and 2007, respectively, related to the SGLI and FEGLI programs. Total assumed reserves recognized by the Company related to the SGLI and FEGLI programs were $0 and $22,037,000 as of December 31, 2009 and 2008, respectively. The impact of the SGLI and FEGLI programs on the Company's 2009, 2008 and 2007 net income (loss) was immaterial.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2009, 2008 or 2007.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

IN THOUSANDS                                                2009         2008
------------                                             ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $1,787,289   $1,362,207
      Net amount at risk                                 $   60,682   $  246,130
      Average attained age of contractholders                  57.1         56.1
   As withdrawals are taken
      Account value                                      $  627,129   $  358,692
      Net amount at risk                                 $   43,415   $  103,740
      Average attained age of contractholders                  62.7         62.3
Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $  126,118   $   93,251
      Net amount at risk                                 $   26,754   $   47,165
      Average attained age of contractholders                  66.7         66.2
   At annuitization
      Account value                                      $  312,231   $  210,615
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.5          6.9
Highest specified anniversary account value:
   In the event of death
      Account value                                      $  530,450   $  418,762
      Net amount at risk                                 $   72,685   $  184,013
      Average attained age of contractholders                  57.5         56.6
Guaranteed payout annuity floor:
      Account value                                      $   47,078   $   41,879
      Net amount at risk                                 $       46   $       97
      Average attained age of contractholders                  69.8         69.2

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

IN THOUSANDS                                               2009          2008
------------                                           -----------   -----------
Account value (general and separate accounts)          $ 2,443,848   $ 1,912,286
Net amount at risk                                     $38,079,563   $37,989,548
Average attained age of policyholders                         51.0          48.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2009 are:

                                   MINIMUM
                               GUARANTEED DEATH                            MINIMUM
                                  AND INCOME      GUARANTEED PAYOUT       GUARANTEED       UNIVERSAL LIFE AND
IN THOUSANDS                       BENEFITS         ANNUITY FLOOR     WITHDRAWAL BENEFIT      VARIABLE LIFE
------------                   ----------------   -----------------   ------------------   ------------------
Balance at beginning of year        $ 5,961            $23,923             $ 83,252              $16,247
Change in accounting                    154                 --                   --                   --
   principle
Incurred guarantee benefits            (889)            (9,014)             (66,076)              11,284
Paid guaranteed benefits             (2,687)            (1,086)                  --               (8,043)
                                    -------            -------             --------              -------
Balance at end of year              $ 2,539            $13,823             $ 17,176              $19,488
                                    =======            =======             ========              =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2008 are:

                                   MINIMUM
                               GUARANTEED DEATH                            MINIMUM
                                  AND INCOME      GUARANTEED PAYOUT       GUARANTEED       UNIVERSAL LIFE AND
IN THOUSANDS                       BENEFITS         ANNUITY FLOOR     WITHDRAWAL BENEFIT      VARIABLE LIFE
------------                   ----------------   -----------------   ------------------   ------------------
Balance at beginning of year       $ 1,501            $ 7,957              $ 5,029               $12,066
Incurred guarantee benefits          5,717             16,376               78,223                11,874
Paid guaranteed benefits            (1,257)              (410)                  --                (7,693)
                                   -------            -------              -------               -------
Balance at end of year             $ 5,961            $23,923              $83,252               $16,247
                                   =======            =======              =======               =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2009 and 2008 (except where noted otherwise):

     - For 2009 and 2008, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - Mean investment performance was 6.38% and 7.96% for 2009 and 2008, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28% for 2009 and 2008.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2009 and 2008 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     -    General account discount rate was 5.0% for 2009 and 2008.

     -    Separate account discount rate was 7.73% for 2009 and 2008.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                   VARIABLE ANNUITY           VARIABLE LIFE
                       CONTRACTS                CONTRACTS
               -----------------------   -----------------------
IN THOUSANDS      2009         2008         2009         2009
------------   ----------   ----------   ----------   ----------
Equity         $1,465,394   $1,150,572   $1,372,254   $1,084,011
Bond              347,370      276,207      140,177      120,114
Balanced          425,486      264,336      208,002      125,477
Money market       68,093       92,373       33,272       52,999
Mortgage           79,920       84,874       47,052       49,325
Real estate        57,595       47,737       37,967       29,192
               ----------   ----------   ----------   ----------
   Total       $2,443,858   $1,916,099   $1,838,724   $1,461,118
               ==========   ==========   ==========   ==========

(15) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2009 and 2008, the liability associated with unremitted premiums payable was $19,593,000 and $19,792,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2009 and 2008, the Company had restricted the use of $19,593,000 and $19,792,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(16) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2009 and 2008, the approved accrued interest was $3,008,000. At December 31, 2009 and 2008, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2009 and 2008, accumulated amortization was $640,000 and $592,000, respectively.

     At December 31, 2009, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2010, $0; 2011, $0; 2012, $0; 2013, $0; 2014, $0; thereafter $125,000,000.

     Interest paid on the notes for the years ended December 31, 2009, 2008 and 2007, was $10,236,000, $10,419,000 and $10,301,000, respectively.

(17) BUSINESS COMBINATIONS

     During 2009, the Company acquired certain insurance related agencies. The aggregate purchase price of $5,750,000 was allocated to various assets and liabilities including $3,701,000 to finite-lived intangible assets and $3,500,000 to goodwill. These acquisitions include potential future additional consideration based on attaining thresholds through 2012. The maximum potential additional consideration related to the acquisitions is $1,750,000, of which $1,500,000 was accrued in 2009. The Company also recorded additional minimum consideration it paid or expects to pay in relation to 2008 and 2006 acquisitions of $1,770,000 and $203,000, respectively, all of which was recorded as goodwill. During 2009, the Company completed the final fair value evaluation of assets acquired related to 2008 business combinations, which resulted in a decrease to goodwill of $201,000.

     During 2008, the Company acquired certain insurance related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2010 and future years if certain thresholds are attained is $5,665,000 of which $3,584,000 was accrued at December 31, 2009.

     All acquisitions have been accounted for using the purchase method of accounting, which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operations and financial position.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                                2009      2008
------------                              -------   -------
Balance at beginning of year              $32,781   $30,671
Additions                                   5,473     2,110
Adjustments to prior year acquistitions      (201)       --
                                          -------   -------
Balance at end of year                    $38,053   $32,781
                                          =======   =======

     Annual impairment testing of goodwill was completed in 2009. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2009 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2009      2008
------------                   -------   -------
Balance at beginning of year   $ 5,771   $ 4,861
Acquisitions                     3,721     3,872
Amortization                    (2,629)   (2,962)
                               -------   -------
Balance at end of year         $ 6,863   $ 5,771
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2009 include non-compete agreements amortizable on a straight-line basis over three to ten years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2009, 2008 or 2007.

     Intangible asset amortization expense for 2009, 2008 and 2007 in the amount of $2,629,000, $2,962,000 and $2,420,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2010, $2,018,000; 2011, $1,598,000; 2012,
     $1,233,000; 2013, $950,000; 2014, $523,000.

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,168,000, $13,099,000 and $13,608,000 during 2009, 2008 and
     2007, respectively. As of December 31, 2009 and 2008, the amount due to Advantus under these agreements was $4,450,000 and $3,958,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,440,000, $2,689,000 and $4,329,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2009, 2008 and 2007, the amounts transferred were $9,097,000, $12,103,000, and $14,775,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2009 and 2008, the amount payable to the Company was $13,521,000 and $11,930,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2009, 2008, and 2007 were $55,227,000, $54,587,000 and $52,352,000, respectively.

     In 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $0, $2,000,000, $2,000,000 in 2009, 2008 and 2007, respectively, for this policy and paid claims totaling $1,850,000 in 2007. No claims were paid during 2009 and 2008. As of December 31, 2009 and 2008, reserves held under this policy were $16,151,000 and $12,904,000, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $12,991,000, $4,166,000 and $1,052,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2009, 2008 and 2007, respectively. As of December 31, 2009 and 2008, commission revenue due to the Company from its affiliates was $1,499,000 and $349,000, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                                 2009         2008        2007
------------                                              ---------   -----------   --------
Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities                $ 856,760   $(1,194,199)  $ 36,661
      Reclassification adjustment for
         (gains) losses included in net income (loss)        (4,380)      386,114    (66,086)
   Unrealized losses on securities - OTTI                   (37,943)           --         --
   Adjustment to deferred policy acquisition costs         (181,638)      151,153     (2,410)
   Adjustment to reserves                                   (52,512)       11,007     (2,673)
   Adjustment to unearned policy and contract fees           29,884       (31,074)       754
   Adjustment to pension and other postretirement plans      68,476      (155,716)     1,389
                                                          ---------   -----------   --------
                                                            678,647      (832,715)   (32,365)
   Income tax (expense) benefit related to items of
      other comprehensive income (loss)                    (235,723)      295,606     13,289
                                                          ---------   -----------   --------
   Other comprehensive income (loss), net of tax          $ 442,924   $  (537,109)  $(19,076)
                                                          =========   ===========   ========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                                 2009        2008
------------                                              ---------   ---------
Gross unrealized gains                                    $ 457,750   $ 217,692
Gross unrealized losses                                    (168,924)   (781,247)
Gross unrealized losses - OTTI                             (127,536)         --
Adjustment to deferred policy acquisition costs             (36,931)    141,340
Adjustment to reserves                                      (59,203)     (6,706)
Adjustment to unearned policy and contract fees                (244)    (28,978)
Adjustment to pension and other postretirement plans       (126,375)   (194,852)
                                                          ---------   ---------
                                                            (61,463)   (652,751)
Deferred federal income tax benefits                         27,157     232,304
                                                          ---------   ---------
   Net accumulated other comprehensive income (loss)      $ (34,306)  $(420,447)
                                                          =========   =========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid dividends to Securian Financial Group, Inc. for the years ended December 31 as follows:

IN THOUSANDS         2009      2008      2007
------------        ------   -------   -------
Equity securities   $   --   $    --   $ 5,400
Cash                 8,000    74,500    10,500
                    ------   -------   -------
   Total            $8,000   $74,500   $15,900
                    ======   =======   =======

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2009 statutory results, the maximum amount available for the payment of dividends during 2010 by Minnesota Life Insurance Company without prior regulatory approval is $174,162,000.

     For the years ended December 31, Securian Financial Group, Inc. contributed capital to the Company as follows:

IN THOUSANDS                2009     2008      2007
------------                ----   -------   -------
Fixed maturity securities    $--   $ 7,452   $    --
Equity securities             --    47,850        --
Alternative investments       --    15,482        --
Cash                          --    11,307    14,000
Deferred tax asset            --     1,799        --
                             ---   -------   -------
   Total                     $--   $83,890   $14,000
                             ===   =======   =======

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2009 and 2008, these securities were reported at fair value of $41,056,000 and $30,906,000, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $212,472,000 as of December 31, 2009. The Company estimates that $85,000,000 of these commitments will be invested in 2010, with the remaining $127,472,000 invested over the next four years.

     As of December 31, 2009, the Company had committed to purchase mortgage loans totaling $10,400,000 but had not completed the purchase transactions.

     As of December 31, 2009, the Company had committed to purchase corporate fixed maturity securities totaling $6,000,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2010, $11,267,000; 2011, $11,267,000; 2012, $11,267,000; 2013, $11,267,000;
     2014, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2010, $618,000; 2011, $430,000; 2012, $404,000; 2013, $397,000; 2014, $355,000.
     Lease expense, net of sub-lease income, for the years ended December 31, 2009, 2008 and 2007 was $8,613,000, $8,502,000, and $8,670,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2010, $2,480,000; 2011, $1,803,000; 2012, $1,456,000; 2013, $1,434,000; 2014, $1,381,000.

     At December 31, 2009, the Company had guaranteed the payment of $68,200,000 of policyholder dividends and discretionary amounts payable in 2010. The Company has pledged fixed maturity securities, valued at $91,250,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2009 and 2008, the assets held in trust were $587,656,000 and $642,731,000, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2010. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2009 and 2008 was approximately $2,780,000, and $3,041,000, respectively.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2009 and 2008 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,111,000 and $1,794,000 as of December 31, 2009 and 2008, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2009, 2008 and 2007.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $64,636,000, $(232,266,000), and $186,648,000 in 2009, 2008 and 2007,
     respectively. Combined statutory surplus of these operations was $1,741,622,000 and $1,431,990,000 as of December 31, 2009 and 2008,
     respectively.

(24) SUBSEQUENT EVENTS

     Through March 8, 2010, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009
                                 (In thousands)

                                                                                  AS SHOWN
                                                                                   ON THE
                                                                   MARKET       CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)      VALUE      BALANCE SHEET (1)
                                                   -----------   ----------   -----------------
Fixed maturity securities
   U.S. government                                 $   119,502   $  131,127      $   131,127
   Agencies not backed by the full faith and
      credit of the U.S. government                     44,957       46,382           46,382
   Foreign governments                                  22,481       23,683           23,683
   Public utilities                                    785,024      829,309          829,309
   Asset-backed securities                             218,992      218,607          218,607
   Mortgage-backed securities                        2,984,089    2,827,913        2,827,913
   All other corporate fixed maturity securities     3,711,282    3,888,247        3,888,247
                                                   -----------   ----------      -----------
      Total fixed maturity securities                7,886,327    7,965,268        7,965,268
                                                   -----------   ----------      -----------
Equity securities:
   Common stocks:
      Public utilities                                   2,285        2,712            2,712
      Banks, trusts and insurance companies             50,314       57,806           57,806
      Industrial, miscellaneous and all other          187,720      220,342          220,342
   Nonredeemable preferred stocks                        1,919        2,245            2,245
                                                   -----------   ----------      -----------
      Total equity securities                          242,238      283,105          283,105
                                                   -----------   ----------      -----------
Mortgage loans on real estate                        1,263,581       xxxxxx        1,263,581
Real estate (2)                                             --       xxxxxx               --
Policy loans                                           340,362       xxxxxx          340,362
Other investments                                      245,741       xxxxxx          245,741
Alternative investments                                445,213       xxxxxx          470,424
Derivative investments                                  47,469       xxxxxx           47,469
Fixed maturity securities on loan                       58,530       xxxxxx           58,891
Equity securities on loan                               15,563       xxxxxx           19,362
                                                   -----------                   -----------
      Total                                          2,416,459       xxxxxx        2,445,830
                                                   -----------                   -----------
Total investments                                  $10,545,024       xxxxxx      $10,694,203
                                                   ===========                   ===========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                             AS OF DECEMBER 31,
                         ----------------------------------------------------------
                                        FUTURE POLICY
                          DEFERRED        BENEFITS,                    OTHER POLICY
                           POLICY      LOSSES, CLAIMS                   CLAIMS AND
                         ACQUISITION   AND SETTLEMENT     UNEARNED       BENEFITS
       SEGMENT              COSTS       EXPENSES (1)    PREMIUMS (2)     PAYABLE
-------------------      -----------   --------------   ------------   ------------
2009:
   Life insurance         $  648,832     $3,262,946       $205,739      $  281,255
   Accident and
      health insurance        69,298        719,327         34,163          31,754
   Annuity                   174,671      4,732,858             16              18
                          ----------     ----------       --------      ----------
                          $  892,801     $8,715,131       $239,918      $  313,027
                          ==========     ==========       ========      ==========

2008:
   Life insurance         $  725,980     $3,081,751       $243,388      $  259,668
   Accident and
      health insurance        67,384        735,159         38,549          30,629
   Annuity                   232,606      4,131,998             79              47
                          ----------     ----------       --------      ----------
                          $1,025,970     $7,948,908       $282,016      $  290,344
                          ==========     ==========       ========      ==========

2007:
   Life insurance         $  640,808     $2,992,361       $222,637      $  232,343
   Accident and
      health insurance        66,883        727,728         42,345          30,588
   Annuity                   186,659      3,558,481             76              78
                          ----------     ----------       --------      ----------
                          $  894,350     $7,278,570       $265,058      $  263,009
                          ==========     ==========       ========      ==========

                                                  FOR THE YEARS ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------------
                                                                     AMORTIZATION
                                                      BENEFITS,       OF DEFERRED
                                           NET      CLAIMS, LOSSES      POLICY        OTHER
                           PREMIUM     INVESTMENT   AND SETTLEMENT    ACQUISITION   OPERATING     PREMIUMS
       SEGMENT           REVENUE (3)     INCOME      EXPENSES (5)        COSTS       EXPENSES   WRITTEN (4)
-------------------      -----------   ----------   --------------   ------------   ---------   -----------
2009:
   Life insurance         $1,832,341   $  282,139     $1,669,636       $144,115     $510,582
   Accident and
      health insurance       156,588       11,438         71,853         21,302       93,189
   Annuity                   202,600      249,538        319,132         32,088      145,829
                          ----------   ----------     ----------       --------     --------        ---
                          $2,191,529   $  543,115     $2,060,621       $197,505     $749,600        $--
                          ==========   ==========     ==========       ========     ========        ===

2008:
   Life insurance         $1,810,444   $  307,256     $1,626,544       $173,942     $487,257
   Accident and
      health insurance       154,952       12,113         65,372         19,657       91,635
   Annuity                   400,870      209,847        461,486         43,982      154,492
                          ----------   ----------     ----------       --------     --------        ---
                          $2,366,266   $  529,216     $2,153,402       $237,581     $733,384        $--
                          ==========   ==========     ==========       ========     ========        ===

2007:
   Life insurance         $1,646,726   $  302,117     $1,466,062       $128,940     $466,858        $--
   Accident and
      health insurance       161,060       12,477         71,695         18,032       91,293         --
   Annuity                   147,161      207,776        193,856         29,211      137,693         --
                          ----------   ----------     ----------       --------     --------        ---
                          $1,954,947   $  522,370     $1,731,613       $176,183     $695,844        $--
                          ==========   ==========     ==========       ========     ========        ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                                                  PERCENTAGE
                                                       CEDED TO     ASSUMED FROM                   OF AMOUNT
                                          GROSS          OTHER         OTHER           NET          ASSUMED
                                         AMOUNT        COMPANIES      COMPANIES       AMOUNT         TO NET
                                      ------------   ------------   ------------   ------------   ----------
2009:
   Life insurance in force            $607,044,078   $113,263,709   $  1,284,703   $495,065,072       0.3%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $  1,236,455   $    113,070   $    293,552   $  1,416,937      20.7%
      Accident and health insurance        231,993         83,121          7,716        156,588       4.9%
      Annuity                              107,564             --             --        107,564       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,576,012   $    196,191   $    301,268   $  1,681,089      17.9%
                                      ============   ============   ============   ============

2008:
   Life insurance in force            $551,339,006   $ 87,113,914   $179,254,141   $643,479,233      27.9%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $  1,099,198   $    101,695   $    416,489   $  1,413,992      29.5%
      Accident and health insurance        227,337         85,493         13,108        154,952       8.5%
      Annuity                              293,332             --             --        293,332       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,619,867   $    187,188   $    429,597   $  1,862,276      23.1%
                                      ============   ============   ============   ============

2007:
   Life insurance in force            $475,804,865   $ 75,404,207   $158,001,860   $558,402,518      28.3%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $    965,515   $     93,133   $    405,267   $  1,277,649      31.7%
      Accident and health insurance        232,066         85,676         14,666        161,056       9.1%
      Annuity                               29,286             --             --         29,286       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,226,867   $    178,809   $    419,933   $  1,467,991      28.6%
                                      ============   ============   ============   ============

See accompanying report of independent registered public accounting firm.

                                    PART C

                              OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2009, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.


     2.   Statements of Assets and Liabilities, as of December 31, 2009.

     3.   Statements of Operations, year or period ended December 31, 2009.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2009 and 2008.


     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and subsidiaries.


     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2009 and 2008.

     3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2009.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009 and 2008.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

(b)  Exhibits


     1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     2.   Not applicable.

     3. The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. previously filed on April 27, 2009 as exhibit 24(c)(3) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity, form 84-9091 previously filed April 23, 1997 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is
                     hereby incorporated by reference.

               (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (c) The Qualified Plan Agreement, form 84-9094 previously filed April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (d) The Retirement Certificate, form MHC-83-9060 previously filed March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (e) The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (f) The Endorsement, form 87-9171 previously filed April 23, 1997 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (g) The Flexible Payment Deferred Variable Annuity Contract, form MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (h) The Single Payment Deferred Variable Annuity Contract, form MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (i) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (j) Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-81 previously filed April 23, 1997 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, form 84-9091 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (l)  Endorsement, form 91-9256 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (m) The Single Payment Deferred Variable Annuity Contract, form 84- 9092 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (n)  Endorsement, form 91-9257 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (o) Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as Exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (p) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (q) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (r) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as
                    Exhibit 24(c)(4)(s) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

          5. (a) Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (b) Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

               (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (b) Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8.   (a)  Participation Agreement among Advantus Series Fund,
                    Inc., Advantus Capital Management, Inc. and Minnesota Life Company previously filed on September 7, 2007 as exhibit 23(b)(3) to Advantus Series Fund's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. filed April 30, 2003 as exhibit 27(h)(12) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (h) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as
                         Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

               (i) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

               (j) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (k) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (l) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (m) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (n) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

 9.   Opinion and consent of Michael P. Boyle, Esq.

10.  Consent of KPMG LLP.

11.  Not applicable.

12.  Not applicable.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY

NAME AND PRINCIPAL                          POSITION AND OFFICES
BUSINESS ADDRESS                            WITH MINNESOTA LIFE
------------------                          ------------------------------------

Brian C. Anderson                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                            Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                              Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108




Susan L. Ebertz                             Vice President - Group Insurance
Minnesota Life Insurance Company            Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                             Senior Vice President - Life
Minnesota Life Insurance Company            Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                           Vice President - Life New Business
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                               Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                          Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Thomas A. Gustafson                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mark B. Hier                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Christopher M. Hilger                        Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


John H. Hooley                              Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

James E. Johnson                            Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Wilford J. Kavanaugh                        Senior Vice President - Individual
Minnesota Life Insurance Company            Distribution Management
400 Robert Street North
St. Paul, MN  55101

Daniel H. Kruse                             Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                            Vice President, Treasurer and
Minnesota Life Insurance Company            Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                         Senior Vice President and Chief
Minnesota Life Insurance Company            Information Officer
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101




H. Geoffrey Peterson                        Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                         Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                             Director, Senior Vice President and
Minnesota Life Insurance Company            General Counsel
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                             Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                           Chairman, President and Chief
Minnesota Life Insurance Company            Executive Officer
400 Robert Street North
St. Paul, MN  55101


Bruce P. Shay                               Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Nancy R. Swanson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                            Director, Executive Vice President
Minnesota Life Insurance Company            & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                           Director, Executive Vice President
Minnesota Life Insurance Company            and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Securian Ventures, Inc.
     Securian Financial Network, Inc.
     Minnesota Life Insurance Company
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     CNL Financial Corporation (Georgia)
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     CFG Insurance Services, Inc. (Maryland)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:


     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     Marketview Properties, LLC


Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Lafayette Litho, Inc.
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

     Cherokee National Life Insurance Company (Georgia)
     CNL/Insurance America, Inc. (Georgia)
     CNL/Resource Marketing Corporation (Georgia)

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

     Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 6, 2010, the number of holders of securities of the Registrant were as follows:




             Title of Class              Number of Record Holders
             --------------              ------------------------
        Variable Annuity Contracts               16,285


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:

                        DIRECTORS AND OFFICERS OF UNDERWRITER

                                                   POSITIONS AND
NAME AND PRINCIPAL                                 OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
---------------------------------                  ------------------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101




Dwayne C. Radel                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and
Securian Financial Services, Inc.                  Chief Investment Officer
400 Robert Street North
St. Paul, MN 55101


Scott C. Thorson                                   Vice President - Operations and Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101


Suzanne M. Chochrek                                Vice President - Business and Market Development
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------
Securian
Financial
Services, Inc.  $22,067,205             ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

                               SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 28th day of April, 2010.


                                        VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                    By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                    By         /s/ Robert L. Senkler
                                        ----------------------------------------
                                                   Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 28th day of April, 2010.


                                        MINNESOTA LIFE INSURANCE COMPANY


                                    BY        /s/ Robert L. Senkler
                                        ----------------------------------------
                                                  Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                     Title                                       Date
              ---------                     -----                                       ----
/s/ Robert L. Senkler                       Chairman, President and                     April 28, 2010
----------------------------                Chief Executive Officer
Robert L. Senkler


*                                           Director
----------------------------
Mary K. Brainerd


*                                           Director
----------------------------
John W. Castro


*                                           Director
----------------------------
Sara H. Gavin


*                                           Director
----------------------------
John F. Grundhofer


*                                           Director
----------------------------
John H. Hooley


*                                           Director
----------------------------
Dennis E. Prohofsky


*                                           Director
----------------------------
Dwayne C. Radel


*                                           Director
----------------------------
Trudy A. Rautio


*                                           Director
----------------------------
Randy F. Wallake


*                                           Director
----------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                       Executive Vice President                    April 28, 2010
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief financial officer)


/s/ Warren J. Zaccaro                       Executive Vice President                    April 28, 2010
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief accounting officer)


/s/ David J. LePlavy                        Vice President, Treasurer                   April 28, 2010
----------------------------                and Controller (treasurer)
David J. LePlavy


/s/ Dwayne C. Radel                         Director and Attorney-in-Fact               April 28, 2010
----------------------------
Dwayne C. Radel



* Pursuant to power of attorney dated April 12, 2010, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------
9.                 Opinion and consent of Michael P. Boyle, Esq.

10.                Consent of KPMG LLP

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements